UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: March 1, 2012 to May 31, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

EEB Guggenheim BRIC ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 98.8%
	Common Stocks - 64.0%
	Basic Materials - 7.7%
98,445	Aluminum Corp. of China Ltd., ADR (China)(a) (b)	$ 1,049,424
463,935	Cia Siderurgica Nacional SA, ADR (Brazil)	3,006,299
179,245	Fibria Celulose SA, ADR (Brazil)(a) (b)	1,168,677
111,082	Mechel, ADR (Russia)(a)	589,845
17,870	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	511,797
239,055	Sterlite Industries India Ltd., ADR (India)	1,594,497
284,515	Ultrapar Participacoes SA, ADR (Brazil)	5,809,796
729,995	Vale SA, ADR (Brazil)	13,366,209
		27,096,544

	Communications - 18.9%
90,417	Baidu, Inc., ADR (China)(b)	10,648,410
584,399	China Mobile Ltd., ADR (China)	29,646,561
81,671	China Telecom Corp. Ltd., ADR (China)(a)	3,728,281
255,958	China Unicom Hong Kong Ltd., ADR (China)(a)	3,516,863
96,259	Ctrip.com International Ltd., ADR (China)(a) (b)	1,771,166
43,069	E-Commerce China Dangdang, Inc., ADR (China)(a) (b)	214,484
62,216	Focus Media Holding Ltd., ADR (China)	1,294,093
82,293	Giant Interactive Group, Inc., ADR (China)(a)	412,288
302,201	Mobile Telesystems OJSC, ADR (Russia)	5,028,625
49,057	NetEase.com, Inc., ADR (China)(b)	3,059,194
35,862	Perfect World Co. Ltd., ADR (China)	365,434
130,500	Renren, Inc., ADR (China)(a) (b)	619,875
127,374	Tim Participacoes SA, ADR (Brazil)	3,114,294
195,390	VimpelCom Ltd., ADR (Russia)	1,440,024
57,326	Youku, Inc., ADR (China)(a) (b)	1,364,359
		66,223,951

	Consumer, Cyclical - 2.4%
38,757	China Eastern Airlines Corp. Ltd., ADR (China)(a) (b)	552,675
20,269	China Lodging Group Ltd., ADR (China)(a) (b)	239,985
26,762	China Southern Airlines Co. Ltd., ADR (China)(a)	573,242
17,488	Home Inns & Hotels Management, Inc., ADR (China)(a) (b)	374,593
172,694	Melco Crown Entertainment Ltd., ADR (China)(a) (b)	2,029,154
229,143	Tata Motors Ltd., ADR (India)	4,763,883
		8,533,532

	Consumer, Non-cyclical - 4.4%
7,704	51job, Inc., ADR (China)(a) (b)	358,236
457,781	BRF - Brasil Foods SA, ADR (Brazil)	7,127,650
86,074	Dr Reddy's Laboratories Ltd., ADR (India)	2,533,158
39,353	iSoftStone Holdings Ltd., ADR (China)(a) (b)	240,840
57,407	Mindray Medical International Ltd., ADR (China)(a)	1,733,117
88,483	New Oriental Education & Technology Group, ADR (China)(b)	2,345,684
23,175	WNS Holdings Ltd., ADR (India)(b)	254,462
58,939	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	867,582
		15,460,729

	Energy - 16.4%
96,546	China Petroleum & Chemical Corp., ADR (China)	8,617,696
85,909	CNOOC Ltd., ADR (China)	15,407,779
130,670	JA Solar Holdings Co. Ltd., ADR (China)(b)	119,067
56,520	LDK Solar Co. Ltd., ADR (China)(a) (b)	102,301
100,346	PetroChina Co. Ltd., ADR (China)	12,650,620
922,476	Petroleo Brasileiro SA, ADR (Brazil)	18,043,631
67,894	Trina Solar Ltd., ADR (China)(a) (b)	417,548
130,356	Yanzhou Coal Mining Co. Ltd., ADR (China)(b)	2,171,731
		57,530,373

	Financial - 7.6%
380,443	Banco Santander Brasil SA, ADR (Brazil)	3,024,522
193,188	China Life Insurance Co. Ltd., ADR (China)(a)	6,804,081
62,220	E-House China Holdings Ltd., ADR (China)(a)	339,099
182,860	Gafisa SA, ADR (Brazil)(a) (b)	455,321
331,513	HDFC Bank Ltd., ADR (India)	9,269,104
247,221	ICICI Bank Ltd., ADR (India)	6,959,271
		26,851,398

	Industrial - 0.9%
85,410	Embraer SA, ADR (Brazil)	2,408,562
24,225	Guangshen Railway Co. Ltd., ADR (China)(a)	387,115
89,006	Suntech Power Holdings Co. Ltd., ADR (China)(a) (b)	146,860
77,986	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	202,764
		3,145,301

	Technology - 4.0%
24,954	AutoNavi Holdings Ltd., ADR (China)(a) (b)	275,742
9,574	Changyou.com Ltd., ADR (China)(a) (b)	211,107
214,161	Infosys Technologies Ltd., ADR (India)(a)	9,016,178
17,504	Patni Computer Systems Ltd., ADR (India)(b)	317,697
344,795	Semiconductor Manufacturing International Corp., ADR (China)(b)	558,568
58,146	Shanda Games Ltd., ADR (China)	247,702
31,228	Spreadtrum Communications, Inc., ADR (China)(a)	558,981
40,309	VanceInfo Technologies, Inc., ADR (China)(a) (b)	370,037
287,357	Wipro Ltd., ADR (India)(a)	2,471,270
		14,027,282

	Utilities - 1.7%
163,380	Centrais Eletricas Brasileiras SA, ADR (Brazil)	1,071,773
36,585	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	2,551,072
41,354	CPFL Energia SA, ADR (Brazil)	1,004,902
48,127	Huaneng Power International, Inc., ADR (China)(a) (b)	1,206,063
		5,833,810

	Total Common Stocks - 64.0%
	(Cost $349,915,948)	224,702,920

	Preferred Stocks - 34.7%
	Basic Materials - 7.4%
71,902	Braskem SA, ADR (Brazil)(a)	805,302
531,467	Gerdau SA, ADR (Brazil)(a)	4,225,163
74,997	Mechel, ADR (Russia)(a)	192,742
1,136,920	Vale SA, ADR (Brazil)	20,600,991
		25,824,198

	Communications - 2.0%
225,905	Oi SA, ADR (Brazil)(a)	2,719,896
182,652	Telefonica Brasil SA, ADR (Brazil)	4,314,240
		7,034,136

	Consumer, Cyclical - 0.4%
82,004	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a) (b)	323,916
57,365	TAM SA, ADR (Brazil)(a) (b)	1,247,115
		1,571,031

	Consumer, Non-cyclical - 7.4%
80,888	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)(a)	3,099,628
594,952	Cia de Bebidas das Americas, ADR (Brazil)	22,816,409
		25,916,037

	Energy - 6.4%
1,191,229	Petroleo Brasileiro SA, ADR (Brazil)	22,514,228

	Financial - 8.9%
1,011,628	Banco Bradesco SA, ADR (Brazil)	14,810,234
1,125,026	Itau Unibanco Holding SA, ADR (Brazil)	16,279,126
		31,089,360

	Utilities - 2.2%
144,921	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	1,301,390
291,108	Cia Energetica de Minas Gerais, ADR (Brazil)	5,015,791
70,155	Cia Paranaense de Energia, ADR (Brazil)	1,425,550
		7,742,731

	Total Preferred Stocks - 34.7%
	(Cost $172,345,396)	121,691,721

	Exchange Traded Fund - 0.1%
7,960	Vanguard MSCI Emerging Markets ETF	302,639
	(Cost $332,538)

	Total Long-Term Investments - 98.8%
	(Cost $522,593,882)	346,697,280

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 7.1%
25,037,325	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	25,037,325
	(Cost $25,037,325)

	Total Investments - 105.9%
	(Cost $547,631,207)	371,734,605
	Liabilities in excess of Other Assets - (5.9%)	(20,737,112)
	Net Assets - 100.0%	$350,997,493

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a)	Security, or portion thereof, was on loan at May 31, 2012.
(b)	Non-income producing security.
(c)
At May 31, 2012, the total market value of the Fund's securities on loan was $29,593,790 and the total market value of the collateral held by the Fund was $30,440,124, consisting of cash collateral of $25,037,325 and U.S. Government and Agency securities valued at $5,402,799.

(d)	Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related securities.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Country Allocation*
Brazil	53.0%
China	34.1%
India	10.7%
Russia	2.1%
United States	0.1%
* Subject to change daily. Based on long-term investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$556,176,355	$24,612,883	$(209,054,633)	$(184,441,750)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$224,703	$-	$-	$224,703
Preferred Stocks	121,692	-	-	121,692
Exchange Traded Fund	303	-	-	303
Investments of Collateral for Securities Loaned	25,037	-	-	25,037
Total	$371,735	$-	$-	$371,735

During the nine months ended May 31, 2012, there were no transfers between levels.

DEF Guggenheim Defensive Equity ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 80.9%
	Basic Materials - 2.1%
6,405	Sherwin-Williams Co.	$ 830,344
15,315	Valspar Corp.	738,336
		1,568,680

	Communications - 7.0%
23,599	AT&T, Inc.	806,378
25,036	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	747,074
199,321	Frontier Communications Corp.(a)	745,460
34,926	Nippon Telegraph & Telephone Corp., ADR (Japan)	747,416
46,763	NTT DoCoMo, Inc., ADR (Japan)	747,273
21,585	Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	702,808
19,259	Verizon Communications, Inc.	801,945
		5,298,354

	Consumer, Cyclical - 8.2%
8,579	Advance Auto Parts, Inc.	625,752
9,293	Costco Wholesale Corp.	802,822
15,316	Darden Restaurants, Inc.	792,297
7,617	Dollar Tree, Inc.(b)	785,922
8,084	McDonald's Corp.	722,225
13,316	PetSmart, Inc.	858,083
12,416	Ross Stores, Inc.	785,064
13,210	Wal-Mart Stores, Inc.	869,482
		6,241,647

	Consumer, Non-cyclical - 24.2%
12,425	Abbott Laboratories	767,741
23,232	Bristol-Myers Squibb Co.	774,555
8,959	Brown-Forman Corp., Class B	781,046
11,493	Clorox Co.	790,718
7,336	Coca-Cola Femsa SAB de CV, ADR (Mexico)	843,933
30,111	ConAgra Foods, Inc.	757,292
18,781	Eli Lilly & Co.	769,082
16,839	GlaxoSmithKline PLC, ADR (United Kingdom)	742,768
11,594	Hershey Co.	775,175
14,511	HJ Heinz Co.	770,244
10,204	JM Smucker Co.	781,218
15,386	Kellogg Co.	750,529
9,905	Kimberly-Clark Corp.	785,962
19,754	Kraft Foods, Inc., Class A	755,986
33,537	Kroger Co.	738,149
5,852	Lorillard, Inc.	723,307
19,964	Merck & Co., Inc.	750,247
18,456	Molson Coors Brewing Co., Class B	709,633
11,763	PepsiCo, Inc.	798,120
12,064	Procter & Gamble Co.	751,467
10,819	Ralcorp Holdings, Inc.(b)	687,547
19,208	Reynolds American, Inc.	803,664
39,381	Safeway, Inc.(a)	749,027
10,529	Watson Pharmaceuticals, Inc.(b)	750,612
		18,308,022

	Energy - 2.0%
8,950	ONEOK, Inc.	742,760
25,580	Spectra Energy Corp.	734,402
		1,477,162

	Financial - 9.0%
47,423	Annaly Capital Management, Inc., REIT	788,170
19,831	Arch Capital Group Ltd. (Bermuda)(b)	758,139
21,090	Arthur J Gallagher & Co.	732,667
22,553	Axis Capital Holdings Ltd. (Bermuda)	741,994
19,047	HCP, Inc., REIT	777,879
22,744	Marsh & McLennan Cos., Inc.	727,353
10,649	PartnerRe Ltd. (Bermuda)	754,695
23,608	Validus Holdings Ltd. (Bermuda)	740,819
21,369	Willis Group Holdings PLC (Ireland)	753,685
		6,775,401

	Industrial - 1.9%
16,565	Garmin Ltd. (Switzerland)	711,632
22,823	Waste Management, Inc.	740,378
		1,452,010

	Technology - 2.7%
62,731	Activision Blizzard, Inc.	736,462
28,145	Maxim Integrated Products, Inc.	708,128
19,939	Western Digital Corp.(b)	625,885
		2,070,475

	Utilities - 23.8%
17,663	Alliant Energy Corp.	771,696
23,951	Ameren Corp.	773,857
20,096	American Electric Power Co., Inc.	773,897
38,672	CenterPoint Energy, Inc.	782,334
34,507	CMS Energy Corp.	804,013
13,058	Consolidated Edison, Inc.	788,181
14,918	Dominion Resources, Inc.	776,631
13,904	DTE Energy Co.	790,164
35,960	Duke Energy Corp.	790,401
17,722	Edison International	796,781
20,124	Exelon Corp.	744,185
16,511	FirstEnergy Corp.	772,550
14,467	Integrys Energy Group, Inc.	782,665
12,200	NextEra Energy, Inc.	797,148
31,117	NiSource, Inc.	780,725
21,458	Northeast Utilities	772,703
41,046	Pepco Holdings, Inc.	782,337
17,451	PG&E Corp.	762,609
16,213	Pinnacle West Capital Corp.	800,598
24,506	Public Service Enterprise Group, Inc.	764,342
17,113	Southern Co.	785,658
21,290	Wisconsin Energy Corp.	805,614
28,739	Xcel Energy, Inc.	805,267
		18,004,356

	Total Common Stocks - 80.9%
	(Cost $59,399,175)	61,196,107

	Preferred Stock - 0.9%
	Consumer, Non-cyclical - 0.9%
18,939	Cia de Bebidas das Americas, ADR (Brazil)	726,310
	(Cost $771,121)

	Exchange Traded Fund - 0.2%
2,200	iShares S&P 500 Value Index Fund	131,626
	(Cost $133,922)

	Master Limited Partnerships - 17.8%
	Basic Materials - 0.8%
3,251	Terra Nitrogen Co., LP(a)	650,330

	Consumer, Cyclical - 1.0%
19,113	AmeriGas Partners, LP	736,806

	Energy - 16.0%
27,743	Boardwalk Pipeline Partners, LP(a)	719,931
14,264	Buckeye Partners, LP, Class B	677,825
25,943	Enbridge Energy Partners, LP	758,573
19,101	Energy Transfer Equity, LP	693,939
16,065	Energy Transfer Partners, LP(a)	697,060
14,779	Enterprise Products Partners, LP	720,624
9,454	Kinder Morgan Energy Partners, LP(a)	740,532
19,888	Linn Energy, LLC	706,621
11,090	Magellan Midstream Partners, LP	763,103
13,306	MarkWest Energy Partners, LP	637,890
14,182	NuStar Energy, LP(a)	740,442
13,545	ONEOK Partners, LP	739,557
9,508	Plains All American Pipeline, LP	746,663
32,856	Regency Energy Partners, LP	707,061
19,533	Sunoco Logistics Partners, LP	657,872
17,116	Targa Resources Partners, LP	671,290
13,793	Williams Partners, LP	729,650
		12,108,633

	Total Master Limited Partnerships - 17.8%
	(Cost $12,982,216)	13,495,769

	Total Long-Term Investments - 99.8%
	(Cost $73,286,434)	75,549,812

	Investments of Collateral for Securities Loaned - 6.9%
5,174,760	BNY Mellon Securities Lending Overnight Fund, 0.218%(c) (d)	5,174,760
	(Cost $5,174,760)

	Total Investments - 106.7%
	(Cost $78,461,194)	80,724,572
	Liabilities in excess of Other Assets - (6.7%)	(5,045,117)
	Net Assets - 100.0%	$ 75,679,455

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PT - Limited Liability Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

(a) Security, or portion thereof, was on loan at May 31, 2012.
(b) Non-income producing security.
(c)
At May 31, 2012, the total market value of the Fund's securities on loan was $5,050,676 and the total market value of the collateral held by the Fund was $5,175,092, consisting of cash collateral of $5,174,760 and U.S. Government and Agency securities valued at $332.

(d) Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	87.1%
Bermuda	4.0%
Japan	2.0%
Mexico	1.1%
Ireland	1.0%
Taiwan	1.0%
United Kingdom	1.0%
Brazil	1.0%
Switzerland	0.9%
Indonesia	0.9%
* Subject ot change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 29, 2012.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$78,423,668	$4,171,713	$(1,870,809)	$2,300,904

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$61,196	$-	$-	$61,196
Preferred Stocks	726	-	-	726
Exchange Traded Funds	132	-	-	132
Master Limited Partnerships	13,496	-	-	13496
Investments of Collateral for Securities Loaned	5,175	-	-	5175
Total	$80,725	$-	$-	$80,725

During the nine months ended May 31, 2012, there were no transfers between levels.

NFO Guggenheim Insider Sentiment ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 94.3%
	Basic Materials - 3.9%
4,604	CF Industries Holdings, Inc.	$ 787,100
34,003	Kronos Worldwide, Inc.(a)	573,971
26,973	Southern Copper Corp.	767,382
10,019	Stepan Co.	905,517
		3,033,970

	Communications - 6.0%
27,597	CBS Corp., Class B	880,896
192,811	Frontier Communications Corp.(a)	721,113
16,280	Motorola Solutions, Inc.	782,742
22,859	Time Warner, Inc.	787,950
40,999	ValueClick, Inc.(b)	719,123
2,155	Washington Post Co., Class B(a)	751,707
		4,643,531

	Consumer, Cyclical - 17.9%
73,204	American Axle & Manufacturing Holdings, Inc.(b)	677,869
34,326	Best Buy Co., Inc.	642,583
102,381	Brightpoint, Inc.(b)	498,595
22,422	Choice Hotels International, Inc.	815,937
18,646	CVS Caremark Corp.	837,951
13,558	Dillard's, Inc., Class A	911,640
9,098	Dollar Tree, Inc.(b)	938,732
15,965	Fastenal Co.	706,132
27,978	Foot Locker, Inc.	888,022
32,837	Fuel Systems Solutions, Inc.(b)	492,555
34,224	Lithia Motors, Inc., Class A	835,750
21,446	Macy's, Inc.	816,020
48,990	Pier 1 Imports, Inc.	798,537
24,270	Red Robin Gourmet Burgers, Inc.(b)	776,640
72,762	Saks, Inc.(a) (b)	717,433
51,065	Texas Roadhouse, Inc.	928,362
26,345	Thor Industries, Inc.	810,109
11,474	Whirlpool Corp.	710,011
		13,802,878

	Consumer, Non-cyclical - 16.6%
21,589	American Public Education, Inc.(a) (b)	613,775
34,195	Bridgepoint Education, Inc.(a) (b)	669,880
16,452	Covidien PLC (Ireland)	851,885
23,621	Elizabeth Arden, Inc.(b)	813,980
123,009	Health Management Associates, Inc., Class A(b)	788,488
9,600	Humana, Inc.	733,344
14,927	Ingredion, Inc.(b)	762,620
18,099	Life Technologies Corp.(b)	740,430
6,467	Lorillard, Inc.	799,321
60,878	PHH Corp.(b)	1,008,748
9,950	Philip Morris International, Inc.	840,875
22,121	Questcor Pharmaceuticals, Inc.(a) (b)	915,809
37,666	Smithfield Foods, Inc.(b)	740,890
42,882	Tyson Foods, Inc., Class A	830,624
22,575	VistaPrint NV (Netherlands)(a) (b)	764,841
10,050	Whole Foods Market, Inc.	890,531
		12,766,041

	Energy - 9.9%
85,803	Alon USA Energy, Inc.	726,751
46,548	Basic Energy Services, Inc.(b)	527,854
34,282	Chesapeake Energy Corp.(a)	579,366
8,127	Concho Resources, Inc.(b)	713,063
23,151	Energy XXI Bermuda Ltd. (Bermuda)	718,838
15,964	EQT Corp.	740,410
13,053	Hess Corp.	570,416
49,305	Key Energy Services, Inc.(b)	488,613
77,513	Rex Energy Corp.(b)	779,781
28,159	Superior Energy Services, Inc.(b)	609,361
36,335	W&T Offshore, Inc.	558,469
14,603	Whiting Petroleum Corp.(b)	630,996
		7,643,918

	Financial - 19.7%
29,768	American International Group, Inc.(b)	868,630
99,131	Ashford Hospitality Trust, Inc., REIT	847,570
4,311	BlackRock, Inc.	736,319
88,696	Boston Private Financial Holdings, Inc.	800,038
60,532	Charles Schwab Corp.	754,229
90,406	Dynex Capital, Inc., REIT(a)	839,872
86,955	E*Trade Financial Corp.(b)	738,248
42,404	Federated Investors, Inc., Class B(a)	851,896
62,555	Fifth Third Bancorp	835,109
86,509	Fulton Financial Corp.	876,336
106,123	KeyCorp	795,923
10,445	M&T Bank Corp.	849,387
23,593	MarketAxess Holdings, Inc.	761,818
32,472	NASDAQ OMX Group, Inc.	710,487
9,574	ProAssurance Corp.	843,852
30,288	Protective Life Corp.	798,392
160,799	Rait Financial Trust, REIT(a)	654,452
52,141	SLM Corp.	728,410
81,883	Two Harbors Investment Corp., REIT	846,670
		15,137,638

	Industrial - 10.0%
30,306	Actuant Corp., Class A	793,108
17,133	AGCO Corp.(b)	688,918
7,640	Caterpillar, Inc.	669,417
38,075	Dycom Industries, Inc.(b)	745,509
24,542	EnerSys(b)	809,395
7,351	Flowserve Corp.	755,536
11,700	General Dynamics Corp.	748,917
19,727	HEICO Corp.	821,827
12,369	L-3 Communications Holdings, Inc.	843,442
30,146	LB Foster Co., Class A	833,235
		7,709,304

	Technology - 7.0%
1,552	Apple Computer, Inc.	896,637
23,493	Broadcom Corp., Class A(b)	759,999
14,160	CACI International, Inc., Class A(b)	606,048
70,453	Cadence Design Systems, Inc.(b)	718,621
48,961	Dell, Inc.(b)	603,689
83,009	Micrel, Inc.	812,658
149,927	MIPS Technologies, Inc.(b)	958,033
		5,355,685

	Utilities - 3.3%
26,220	El Paso Electric Co.	804,692
24,038	NorthWestern Corp.	853,589
16,121	OGE Energy Corp.	858,282
		2,516,563

	Total Common Stocks - 94.3%
	(Cost $77,794,758)	72,609,528

	Exchange Traded Fund - 0.2%
2,200	iShares S&P SmallCap 600 Index Fund	155,232
	(Cost $160,810)

	Master Limited Partnerships - 5.4%
	Consumer, Cyclical - 1.0%
29,215	Cedar Fair, LP	782,962

	Diversified - 1.0%
58,677	Compass Diversified Holdings(a)	769,842

	Energy - 1.5%
33,204	Atlas Energy, LP	1,145,870

	Financial - 1.9%
59,428	KKR & Co., LP	698,279
91,675	KKR Financial Holdings, LLC(a)	769,154
		1,467,433

	Total Master Limited Partnerships - 5.4%
	(Cost $4,001,785)	4,166,107

	Total Long-Term Investments - 99.9%
	(Cost $81,957,353)	76,930,867

	Investments of Collateral for Securities Loaned - 10.6%
8,180,819	BNY Mellon Securities Lending Overnight Fund, 0.218%(c) (d)	8,180,819
	(Cost $8,180,819)

	Total Investments - 110.5%
	(Cost $90,138,172)	85,111,686
	Liabilities in excess of Other Assets - (10.5%)	(8,088,727)
	Net Assets - 100.0%	$ 77,022,959

LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

(a) Security, or portion thereof, was on loan at May 31, 2012.
(b) Non-income producing security.
(c) At May 31, 2012, the total market value of the Fund's securities on loan was $7,982,891 and the total market value of the collateral held by the Fund was $8,180,819.
(d) Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	97.0%
Ireland	1.1%
Netherlands	1.0%
Bermuda	0.9%
* Subject ot change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 29, 2012.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$90,355,361	$4,768,353	$(10,012,028)	$(5,243,675)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of May 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$72,609	$-	$-	$72,609
Exchange Traded Funds	155	-	-	155
Master Limited Partnerships	4,167	-	-	4,167
Investments of Collateral for Securities Loaned	8,181	-	-	8,181
Total	$85,112	$-	$-	$85,112

During the nine months ended May 31, 2012 there were no transfers between levels.

CZA Guggenheim Mid-Cap Core ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 91.0%
	Basic Materials - 5.6%
4,333	Airgas, Inc.	$ 376,148
3,793	Cabot Corp.	143,375
6,432	First Majestic Silver Corp. (Canada)(a) (b)	88,762
7,840	FMC Corp.	399,605
11,301	MeadWestvaco Corp.	310,777
5,584	Valspar Corp.	269,205
4,408	WR Grace & Co.(b)	231,420
		1,819,292

	Communications - 4.4%
10,029	Amdocs Ltd. (Channel Islands)	288,334
33,333	Liberty Interactive Crop., Class A(b)	558,661
21,636	Nielsen Holdings NV (Netherlands)(b)	600,182
		1,447,177

	Consumer, Cyclical - 11.1%
6,568	Arrow Electronics, Inc.(b)	222,721
2,471	Copa Holdings SA, Class A (Panama)	205,142
46,759	Delta Air Lines, Inc.(b)	565,784
6,030	Lear Corp.	240,296
3,752	MSC Industrial Direct Co., Inc., Class A	269,056
17,797	Newell Rubbermaid, Inc.	327,465
13,064	Ross Stores, Inc.	826,037
10,975	Sally Beauty Holdings, Inc.(b)	290,069
9,295	Tim Hortons, Inc. (Canada)	495,423
3,834	WABCO Holdings, Inc.(b)	198,448
		3,640,441

	Consumer, Non-cyclical - 15.2%
1,688	Bio-Rad Laboratories, Inc., Class A(b)	168,142
8,371	Brown-Forman Corp., Class B	729,784
13,260	CareFusion Corp.(b)	321,422
11,509	Constellation Brands, Inc., Class A(b)	222,009
12,990	Genpact Ltd. (Bermuda)(b)	202,514
5,204	Global Payments, Inc.	221,066
26,464	Grifols SA, ADR (Spain)(b)	224,150
26,777	HCA Holdings, Inc.	695,934
3,960	Hill-Rom Holdings, Inc.	116,464
15,696	Hologic, Inc.(b)	263,065
4,696	Manpower, Inc.	168,821
3,316	Ralcorp Holdings, Inc.(b)	210,732
11,166	Total System Services, Inc.	259,833
4,270	Towers Watson & Co., Class A	257,310
9,338	Verisk Analytics, Inc., Class A(b)	447,290
6,635	Watson Pharmaceuticals, Inc.(b)	473,009
		4,981,545

	Energy - 1.6%
6,271	ONEOK, Inc.	520,430

	Financial - 16.4%
3,088	Affiliated Managers Group, Inc.(b)	318,280
2,248	Allied World Assurance Co. Holdings Ltd. (Switzerland)	172,871
21,125	American Capital Ltd.(b)	195,618
5,785	American Financial Group, Inc.	224,979
7,704	Apollo Global Management, LLC, Class A	89,906
6,864	Arthur J Gallagher & Co.	238,455
7,664	Axis Capital Holdings Ltd. (Bermuda)	252,146
4,236	BOK Financial Corp.	236,157
8,737	Brown & Brown, Inc.	223,667
16,049	CNA Financial Corp.	456,594
4,586	Credicorp Ltd. (Bermuda)	572,195
3,208	Everest Re Group Ltd. (Bermuda)	327,601
12,114	Fulton Financial Corp.	122,715
56,977	KeyCorp	427,327
3,297	Mercury General Corp.	143,749
4,350	PartnerRe Ltd. (Bermuda)	308,285
10,868	SEI Investments Co.	194,646
33,237	TD Ameritrade Holding Corp.	570,347
5,864	Validus Holdings Ltd. (Bermuda)	184,012
6,506	Washington Federal, Inc.	106,763
		5,366,313

	Industrial - 13.2%
9,578	AMETEK, Inc.	485,700
9,386	Amphenol Corp., Class A	499,241
8,489	Avnet, Inc.(b)	258,830
7,318	Babcock & Wilcox Co.(b)	180,389
3,431	Crane Co.	130,000
41,936	Flextronics International Ltd. (Singapore)(b)	269,229
3,566	Hubbell, Inc., Class B	281,429
6,813	Kansas City Southern	449,522
9,311	KBR, Inc.	237,151
5,184	Lincoln Electric Holdings, Inc.	246,655
21,977	Republic Services, Inc.	579,314
4,187	Silgan Holdings, Inc.	175,016
6,224	Timken Co.	296,885
2,949	Wabtec Corp.	214,127
		4,303,488

	Technology - 11.1%
14,144	Avago Technologies Ltd. (Singapore)	468,166
27,080	Brocade Communications Systems, Inc.(b)	125,922
11,946	Check Point Software Technologies Ltd. (Israel)(b)	612,113
17,167	Fidelity National Information Services, Inc.	562,734
8,220	Fiserv, Inc.(b)	554,275
33,947	Marvell Technology Group Ltd. (Bermuda)	425,356
17,381	Maxim Integrated Products, Inc.	437,306
9,259	NCR Corp.(b)	198,328
8,525	Synopsys, Inc.(b)	251,914
		3,636,114

	Utilities - 12.4%
46,005	AES Corp.(b)	556,200
6,556	Alliant Energy Corp.	286,432
10,383	American Water Works Co., Inc.	355,202
5,256	Atmos Energy Corp.	174,184
24,515	CenterPoint Energy, Inc.	495,939
10,082	DTE Energy Co.	572,960
5,776	OGE Energy Corp.	307,514
13,460	Wisconsin Energy Corp.	509,326
28,893	Xcel Energy, Inc.	809,582
		4,067,339

	Total Common Stocks - 91.0%
	(Cost $29,414,665)	29,782,139

	Master Limited Partnerships - 8.7%
	Consumer, Non-cyclical - 0.4%
4,361	Teekay Offshore Partners, LP (Marshall Islands)(a)	120,799

	Energy - 8.3%
12,878	Boardwalk Pipeline Partners, LP	334,184
5,440	Buckeye Partners, LP	258,509
4,734	Chesapeake Midstream Partners, LP(a)	118,492
12,249	El Paso Pipeline Partners, LP	401,890
13,784	Enbridge Energy Partners, LP	403,044
6,565	Magellan Midstream Partners, LP	451,738
4,176	NuStar Energy, LP(a)	218,029
5,792	Sunoco Logistics Partners, LP	195,074
5,477	Targa Resources Partners, LP	214,808
3,180	TC PipeLines, LP	130,380
		2,726,148

	Total Master Limited Partnerships - 8.7%
	(Cost $2,829,392)	2,846,947

	Total Long-Term Investments - 99.7%
	(Cost $32,244,057)	32,629,086

	Investments of Collateral for Securities Loaned - 1.0%
332,447	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	332,447
	(Cost $332,447)

	Total Investments - 100.7%
	(Cost $32,576,504)	32,961,533
	Liabilities in excess of Other Assets - (0.7%)	(243,132)
	Net Assets - 100.0%	$ 32,718,401

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
SA - Corporation

(a)	Security, or portion thereof, was on loan at May 31, 2012.
(b)	Non-income producing security.
(c)	At May 31, 2012, the total market value of the Fund's securities on loan was $324,751 and the total market value of the collateral held by the Fund was $332,447.
(d)	Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Country Allocation*
United States	82.2%
Bermuda	7.0%
Singapore	2.2%
Israel	1.9%
Netherlands	1.8%
Canada	1.8%
Channel Islands	0.9%
Spain	0.7%
Panama	0.6%
Switzerland	0.5%
Marshall Islands	0.4%

* Subject to change daily. Based on long-term investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$32,562,947	$1,800,669	$(1,402,083)	$398,586

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$29,782	$–	$–	$29,782
Master Limited Partnership	2,847	-	-	2,847
Investments of Collateral for Securities Loaned	333	-	-	333
Total	$32,962	$–	$–	$32,962

During the nine months ended May 31, 2012, there were no transfers between levels.

CVY Guggenheim Multi-Asset Income ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.3%
	Convertible Preferred Stocks - 2.7%
	Consumer, Cyclical - 1.0%
173,824	General Motors Co., Series B, 4.75%(a)	$ 6,382,817

	Financial - 1.7%
7,872	Bank of America Corp., Series L, 7.25%(b)	7,352,448
162,163	Hartford Financial Services Group, Inc., Series F, 7.25%(a)	3,131,368
		10,483,816

	Total Convertible Preferred Stocks - 2.7%
	(Cost $16,921,086)	16,866,633

	Common Stocks - 71.5%
	Basic Materials - 3.9%
607,534	Cia Siderurgica Nacional SA, ADR (Brazil)	3,936,820
132,663	EI du Pont de Nemours & Co.	6,402,316
191,919	International Paper Co.	5,604,035
213,378	Olin Corp.	4,090,456
94,204	RPM International, Inc.	2,483,218
116,243	Ternium SA, ADR (Luxembourg)	2,201,643
		24,718,488

	Communications - 4.9%
315,344	Cablevision Systems Corp., Class A	3,607,535
136,393	Meredith Corp.(a)	4,035,869
369,642	Mobile Telesystems OJSC, ADR (Russia)	6,150,843
1,272,402	Nokia OYJ, ADR (Finland)(a)	3,397,313
394,713	Telefonica SA, ADR (Spain)	4,369,473
39,127	TELUS Corp. (Canada)(a)	2,218,110
177,013	Verizon Communications, Inc.	7,370,821
		31,149,964

	Consumer, Cyclical - 2.1%
82,945	Cato Corp., Class A	2,380,521
132,300	Darden Restaurants, Inc.	6,843,879
127,330	Hasbro, Inc.	4,510,029
		13,734,429

	Consumer, Non-cyclical - 15.7%
119,165	Abbott Laboratories	7,363,205
149,910	American Greetings Corp., Class A(a)	2,103,237
150,277	AstraZeneca PLC, ADR (United Kingdom)	6,072,694
147,452	Avery Dennison Corp.	4,292,328
96,591	B&G Foods, Inc.	2,325,911
58,407	Cal-Maine Foods, Inc.	2,075,785
256,989	ConAgra Foods, Inc.	6,463,273
91,149	Deluxe Corp.	2,107,365
118,194	Dr Pepper Snapple Group, Inc.	4,876,685
171,915	Eli Lilly & Co.	7,039,919
152,244	GlaxoSmithKline PLC, ADR (United Kingdom)	6,715,483
275,297	H&R Block, Inc.	4,203,785
144,520	Iron Mountain, Inc.	4,097,142
103,656	Johnson & Johnson	6,471,244
176,735	Merck & Co., Inc.	6,641,701
143,365	Paychex, Inc.	4,296,649
319,713	Pfizer, Inc.	6,992,123
80,770	Philip Morris International, Inc.	6,825,873
160,885	Reynolds American, Inc.	6,731,429
48,948	Universal Corp.	2,210,981
		99,906,812

	Energy - 7.8%
83,091	Chevron Corp.	8,168,676
155,372	ConocoPhillips	8,104,204
726,081	Pengrowth Energy Corp. (Canada)	5,147,914
566,926	RPC, Inc.(a)	5,884,692
288,936	Spectra Energy Corp.	8,295,353
120,314	Total SA, ADR (France)	5,181,924
303,442	Williams Cos., Inc.	9,264,084
		50,046,847

	Financial - 17.9%
165,220	Aircastle Ltd. (Bermuda)	1,835,594
219,666	American Capital Agency Corp., REIT	7,176,488
316,114	Anworth Mortgage Asset Corp., REIT	2,127,447
728,373	Armour Residential REIT, Inc., REIT(a)	5,084,044
165,880	Banco Bilbao Vizcaya Argentaria SA, ADR (Spain)(a)	948,834
76,563	Bank of Montreal (Canada)	4,086,933
83,223	Bank of Nova Scotia (Canada)	4,249,366
257,724	Brookfield Office Properties, Inc. (Canada)(a)	4,314,300
195,512	Capstead Mortgage Corp., REIT	2,692,200
2,158,333	Chimera Investment Corp., REIT	6,043,332
159,738	CommonWealth, REIT	2,819,376
208,788	CVB Financial Corp.	2,273,701
318,288	CYS Investments, Inc., REIT(a)	4,354,180
157,702	Hospitality Properties Trust, REIT	3,707,574
393,809	Invesco Mortgage Capital, Inc., REIT	7,143,695
55,101	M&T Bank Corp.	4,480,813
96,096	Main Street Capital Corp.(a)	2,230,388
220,894	Medical Properties Trust, Inc., REIT	1,988,046
171,186	OMEGA Healthcare Investors, Inc., REIT	3,613,736
103,291	PacWest Bancorp	2,356,068
203,683	PennantPark Investment Corp.	1,985,909
225,713	Piedmont Office Realty Trust, Inc., Class A, REIT	3,726,522
79,817	Royal Bank of Canada (Canada)	3,970,896
315,231	Senior Housing Properties Trust, REIT	6,509,520
164,387	Starwood Property Trust, Inc., REIT	3,294,316
55,046	Toronto-Dominion Bank (Canada)	4,203,863
97,555	Tower Group, Inc.	1,915,005
653,441	Two Harbors Investment Corp., REIT	6,756,580
76,418	United Bankshares, Inc.(a)	1,957,829
142,184	Waddell & Reed Financial, Inc., Class A	4,082,103
47,479	Westamerica Bancorporation(a)	2,122,786
		114,051,444

	Industrial - 6.4%
134,088	Emerson Electric Co.	6,271,296
354,118	General Electric Co.	6,760,113
97,410	Hillenbrand, Inc.	1,828,386
76,303	Lockheed Martin Corp.	6,317,888
112,790	Northrop Grumman Corp.	6,626,412
133,531	Raytheon Co.	6,719,280
130,205	Seaspan Corp. (Marshall Islands)(a)	2,114,529
62,393	TAL International Group, Inc.	2,040,875
67,690	Textainer Group Holdings Ltd. (Bermuda)	2,224,970
		40,903,749

	Technology - 2.7%
166,013	CA, Inc.	4,128,743
250,965	Intel Corp.	6,484,936
256,891	Seagate Technology PLC (Ireland)	6,018,956
347,487	United Microelectronics Corp., ADR (Taiwan)(a)	733,197
		17,365,832

	Utilities - 10.1%
140,234	Ameren Corp.	4,530,961
179,366	American Electric Power Co., Inc.	6,907,385
116,873	Cleco Corp.	4,773,093
101,245	Entergy Corp.	6,533,340
113,682	Great Plains Energy, Inc.	2,264,545
54,726	Laclede Group, Inc.	2,085,608
103,624	MDU Resources Group, Inc.	2,328,431
100,199	National Grid PLC, ADR (United Kingdom)	5,039,008
48,161	New Jersey Resources Corp.	2,021,799
125,273	Northeast Utilities	4,511,081
49,130	Northwest Natural Gas Co.	2,277,176
286,818	NV Energy, Inc.	4,961,951
233,990	Questar Corp.	4,696,179
75,917	Sempra Energy	4,935,364
122,038	Veolia Environnement SA, ADR (France)(a)	1,398,555
131,964	Wisconsin Energy Corp.	4,993,518
		64,257,994

	Total Common Stocks - 71.5%
	(Cost $471,011,508)	456,135,559

	Preferred Stocks - 6.0%
	Basic Materials - 0.1%
53,420	Braskem SA, ADR (Brazil)(a)	598,304

	Consumer, Cyclical - 0.3%
83,110	TAM SA, ADR (Brazil)(a)	1,806,812

	Financial - 4.7%
292,378	Bank of America Corp., Series H, 8.20%(a)	7,353,307
225,302	Bank of America Corp., Series 8, 8.63%(a)	5,695,634
223,969	Barclays Bank PLC, Series 5, 8.13% (United Kingdom)(a)	5,635,060
133,648	Deutsche Bank Contingent Capital Trust V, 8.05%(a)	3,452,128
154,388	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)(a)	4,131,423
160,504	ING Groep NV, 8.50% (Netherlands)(a)	3,940,373
		30,207,925

	Utilities - 0.9%
328,879	Cia Energetica de Minas Gerais, ADR (Brazil)	5,666,585

	Total Preferred Stocks - 6.0%
	(Cost $38,658,803)	38,279,626

	Closed End Funds - 9.8%
125,795	Advent Claymore Convertible Securities and Income Fund	1,920,890
267,812	Clough Global Opportunities Fund(a)	2,836,129
247,708	Eaton Vance Floating-Rate Income Trust	3,911,309
332,991	Eaton Vance Limited Duration Income Fund(a)	5,351,165
197,042	Eaton Vance Municipal Bond Fund(a)	2,630,511
307,094	Eaton Vance Tax-Advantaged Dividend Income Fund	4,759,957
321,438	Eaton Vance Tax-Advantaged Global Dividend Income Fund	4,156,193
216,138	First Trust High Income Long/Short Fund(a)	3,762,963
104,355	Franklin Templeton Limited Duration Income Trust(a)	1,455,752
358,642	Invesco Van Kampen Dynamic Credit Opportunities Fund(a)	4,149,488
126,185	Kayne Anderson Energy Total Return Fund	3,266,930
143,045	MFS Charter Income Trust(a)	1,364,649
230,484	MFS Multimarket Income Trust(a)	1,594,949
309,306	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,568,450
521,955	Nuveen Credit Strategies Income Fund	4,697,595
234,092	Nuveen Floating Rate Income Fund(a)	2,663,967
110,805	Nuveen Municipal Advantage Fund	1,688,668
645,162	Putnam Premier Income Trust	3,516,133
267,767	Wells Fargo Advantage Global Dividend Opportunity Fund(a)	2,112,682
149,827	Wells Fargo Advantage Multi-Sector Income Fund(a)	2,247,405
	(Cost $64,944,323)	62,655,785

	Master Limited Partnerships - 9.3%
	Energy - 9.3%
113,401	Buckeye Partners, LP, Class B	5,388,815
200,465	Enbridge Energy Partners, LP	5,861,597
135,648	Energy Transfer Equity, LP	4,928,092
154,417	Energy Transfer Partners, LP(a)	6,700,154
92,359	Enterprise Products Partners, LP	4,503,425
57,775	Kinder Morgan Energy Partners, LP(a)	4,525,516
62,611	Magellan Midstream Partners, LP	4,308,263
85,513	MarkWest Energy Partners, LP	4,099,493
120,463	NuStar Energy, LP(a)	6,289,373
70,511	ONEOK Partners, LP(a)	3,849,900
60,080	Plains All American Pipeline, LP	4,718,082
78,419	Williams Partners, LP	4,148,365
	(Cost $61,866,164)	59,321,075

	Total Long-Term Investments - 99.3%
	(Cost $653,401,884)	633,258,678

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 10.9%
69,642,633	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	69,642,633
	(Cost $69,642,633)

	Total Investments - 110.2%
	(Cost $723,044,517)	702,901,311
	Liabilities in excess of Other Assets - (10.2%)	(65,139,856)
	Net Assets - 100.0%	$ 637,761,455

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Security, or portion thereof, was on loan at May 31, 2012.
(b) Perpetual maturity.
(c)
At May 31, 2012, the total market value of the Fund's securities on loan was $68,766,566 and the total market value of the collateral held by the Fund was $70,841,131, consisting of cash collateral of $69,642,633 and U.S. Government and Agency securities valued at $1,198,498.

(d) Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Country Allocation*
United States	82.9%
Canada	4.5%
United Kingdom	4.4%
Brazil	1.9%
France	1.0%
Russia	1.0%
Ireland	1.0%
Spain	0.8%
Bermuda	0.6%
Netherlands	0.6%
Finland	0.5%
Luxembourg	0.4%
Marshall Islands	0.3%
Taiwan	0.1%
* Subject to change daily. Based on long-term investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$722,476,550	$17,670,566	$(37,245,805)	$(19,575,239)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$456,135	$-	$-	456,135
Master Limited Partnerships	59,321	-	-	59,321
Closed End Funds	62,656	-	-	62,656
Preferred Stocks	38,279	-	-	38,279
Convertible Preferred Stocks	16,867	-	-	16,867
Investments of Collateral for Securities Loaned	69,643	-	-	69,643
Total	$702,901	$-	$-	$702,901

During the nine months ended May 31, 2012, there were no transfers between levels.

RYJ Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 96.0%
	Communications - 11.5%
19,715	Acme Packet, Inc.(a)	$451,079
32,801	Active Network, Inc.(a)	460,526
36,712	Arris Group, Inc.(a)	452,659
3,828	Baidu, Inc., ADR (Cayman Islands)(a)	450,824
11,696	CenturyLink, Inc.	458,717
22,124	Constant Contact, Inc.(a)	448,011
8,335	Crown Castle International Corp.(a)	455,091
28,850	DigitalGlobe, Inc.(a)	466,216
2,865	Equinix, Inc.(a)	467,310
23,699	GeoEye, Inc.(a)	454,073
52,634	Iridium Communications, Inc.(a)	446,863
29,870	KVH Industries, Inc.(a)	287,349
9,486	Motorola Solutions, Inc.	456,087
41,376	NIC, Inc.	449,757
41,376	NII Holdings, Inc.(a)	476,652
41,187	Sapient Corp.	453,057
8,652	SBA Communications Corp., Class A(a)	449,471
19,967	tw telecom, Inc.(a)	463,035
26,059	ValueClick, Inc.(a)	457,075
29,957	Vocus, Inc.(a)	483,206
		8,987,058

	Consumer, Cyclical - 20.9%
6,206	Advance Auto Parts, Inc.	452,666
24,749	Ameristar Casinos, Inc.	462,806
12,456	Arctic Cat, Inc.(a)	450,409
1,225	AutoZone, Inc.(a)	465,819
6,246	Bed Bath & Beyond, Inc.(a)	451,274
14,155	Brinker International, Inc.	457,348
20,547	Brunswick Corp.	449,979
31,110	Carmike Cinemas, Inc.(a)	439,895
19,099	Cinemark Holdings, Inc.	440,423
10,415	Core-Mark Holding Co., Inc.	452,948
7,635	Culp, Inc.(a)	73,907
3,746	Dixie Group, Inc.(a)	13,261
9,500	Dollar General Corp.(a)	464,645
4,450	Dollar Tree, Inc.(a)	459,151
9,552	Harley-Davidson, Inc.	460,215
24,654	Herman Miller, Inc.	455,606
9,106	Home Depot, Inc.	449,290
25,022	Ingram Micro, Inc., Class A(a)	446,142
33,137	Knoll, Inc.	439,728
31,676	La-Z-Boy, Inc.(a)	446,948
15,355	Lumber Liquidators Holdings, Inc.(a)	446,677
24,614	Newell Rubbermaid, Inc.	452,898
4,701	O'Reilly Automotive, Inc.(a)	450,309
26,769	Pier 1 Imports, Inc.	436,335
47,004	Pinnacle Entertainment, Inc.(a)	459,699
5,757	Polaris Industries, Inc.	437,359
14,057	Red Robin Gourmet Burgers, Inc.(a)	449,824
31,588	Regal Entertainment Group, Class A(b)	434,335
17,036	Select Comfort Corp.(a)	466,105
34,981	Skullcandy, Inc.(a) (b)	458,951
21,920	Spirit Airlines, Inc.(a)	451,771
13,638	Stanley Furniture Co., Inc.(a)	53,188
8,452	Starwood Hotels & Resorts Worldwide, Inc.	446,688
53,823	Steelcase, Inc., Class A	472,028
9,610	Tempur-Pedic International, Inc.(a)	444,078
16,189	Toll Brothers, Inc.(a)	441,636
4,558	Tractor Supply Co.	416,373
7,322	WESCO International, Inc.(a)	435,586
12,605	Williams-Sonoma, Inc.	440,041
		16,326,341

	Consumer, Non-cyclical - 9.1%
24,375	Alere, Inc.(a)	447,769
3,590	Alliance Data Systems Corp.(a)	452,340
12,415	AmerisourceBergen Corp.	459,231
8,516	Automatic Data Processing, Inc.	444,109
18,281	CareFusion Corp.(a)	443,131
16,572	Carriage Services, Inc.	121,307
5,279	Cooper Cos., Inc.	449,665
8,467	Covidien PLC (Ireland)	438,421
17,343	HCA Holdings, Inc.	450,745
68,584	Health Management Associates, Inc., Class A(a)	439,623
23,454	HealthSouth Corp.(a)	448,910
8,740	ICU Medical, Inc.(a)	449,673
12,178	LifePoint Hospitals, Inc.(a)	448,394
34,819	Merit Medical Systems, Inc.(a)	452,647
39,327	Service Corp. International	450,294
28,148	TMS International Corp., Class A(a)	312,443
3,779	Visa, Inc., Class A	435,341
		7,144,043

	Energy - 13.5%
40,524	Alpha Natural Resources, Inc.(a)	424,692
7,111	Anadarko Petroleum Corp.	433,771
5,514	Apache Corp.	448,729
24,871	Bonanza Creek Energy, Inc.(a)	424,299
11,840	BP PLC, ADR (United Kingdom)	431,686
145,548	BPZ Resources, Inc.(a) (b)	449,743
4,524	Chevron Corp.	444,754
5,094	Concho Resources, Inc.(a)	446,948
15,308	CONSOL Energy, Inc.	429,849
6,082	Continental Resources, Inc.(a) (b)	443,135
29,760	Denbury Resources, Inc.(a)	449,971
14,827	Energy XXI Bermuda Ltd. (Bermuda)	460,378
9,256	Ensco PLC, Class A (United Kingdom)	415,687
12,567	Linn Energy, LLC	446,506
6,671	National Oilwell Varco, Inc.	445,289
13,294	Noble Corp. (Switzerland)	415,703
29,109	Ocean RIG UDW, Inc. (Marshall Islands)(a)	435,180
29,054	Patterson-UTI Energy, Inc.	439,297
4,611	Pioneer Natural Resources Co.	445,884
17,244	QEP Resources, Inc.	453,862
54,340	Resolute Energy Corp.(a)	475,475
20,850	Superior Energy Services, Inc.(a)	451,194
20,464	Valero Energy Corp.	431,790
10,225	Whiting Petroleum Corp.(a)	441,822
		10,585,644

	Financial - 19.9%
13,540	Allstate Corp.	459,548
42,225	American Equity Investment Life Holding Co.	446,740
63,397	Bank of America Corp.	465,968
21,836	Bank of New York Mellon Corp.	444,581
14,959	BB&T Corp.	452,061
37,228	Cardinal Financial Corp.	424,399
16,979	Citigroup, Inc.	450,113
16,703	Community Bank System, Inc.	444,467
6,355	Digital Realty Trust, Inc., REIT	449,743
14,757	Fidus Investment Corp.	202,909
48,308	Fifth Street Finance Corp.	459,409
33,357	Fifth Third Bancorp	445,316
27,753	First Financial Bancorp	426,286
69,746	Huntington Bancshares, Inc.	456,139
9,200	Iberiabank Corp.	446,108
3,652	IntercontinentalExchange, Inc.(a)	447,187
13,325	JPMorgan Chase & Co.	441,724
36,387	Knight Capital Group, Inc., Class A(a)	457,384
18,729	Lakeland Bancorp, Inc.	168,374
17,668	Lakeland Financial Corp.	453,891
21,242	Lincoln National Corp.	439,072
13,941	Marsh & McLennan Cos., Inc.	445,833
4,298	MidSouth Bancorp, Inc.	56,648
51,147	National Penn Bancshares, Inc.	455,720
35,698	New York Community Bancorp, Inc.(b)	440,870
9,387	Post Properties, Inc., REIT	454,425
18,544	Principal Financial Group, Inc.	455,441
21,044	Progressive Corp.	457,286
17,303	Protective Life Corp.	456,107
10,544	Rayonier, Inc., REIT	453,076
71,509	Regions Financial Corp.	449,792
11,937	Texas Capital Bancshares, Inc.(a)	462,917
14,540	US Bancorp	452,339
31,735	Virginia Commerce Bancorp, Inc.(a)	261,814
14,230	Wells Fargo & Co.	456,071
13,178	Wintrust Financial Corp.	448,184
24,077	Zions Bancorporation	458,185
		15,546,127

	Industrial - 10.0%
20,566	American Railcar Industries, Inc.(a)	434,971
46,893	Casella Waste Systems, Inc., Class A(a)	237,279
7,567	CH Robinson Worldwide, Inc.	440,853
21,867	Dycom Industries, Inc.(a)	428,156
5,028	FedEx Corp.	448,196
70,949	Flextronics International Ltd. (Singapore)(a)	455,493
11,548	GATX Corp.	442,173
31,632	Greenbrier Cos., Inc.(a)	437,787
22,498	Harsco Corp.	452,210
23,923	Jabil Circuit, Inc.	457,647
6,737	Kansas City Southern	444,507
6,712	Norfolk Southern Corp.	439,770
19,254	RailAmerica, Inc.(a)	458,630
26,769	Roadrunner Transportation Systems, Inc.(a)	449,719
10,269	Ryder System, Inc.	443,723
20,650	Saia, Inc.(a)	446,659
6,021	United Parcel Service, Inc., Class B	451,214
14,448	Waste Connections, Inc.	447,166
		7,816,153

	Technology - 11.1%
13,408	Altera Corp.	447,961
12,574	Analog Devices, Inc.	457,316
801	Apple Computer, Inc.(a)	462,762
19,595	ARM Holdings PLC, ADR (United Kingdom)	460,287
10,534	BMC Software, Inc.(a)	445,799
8,137	Computer Programs & Systems, Inc.	442,653
36,357	Dell, Inc.(a)	448,282
23,320	Diodes, Inc.(a)	456,372
18,681	EMC Corp.(a)	445,542
34,240	Fairchild Semiconductor International, Inc.(a)	452,310
66,081	LSI Corp.(a)	439,439
78,859	Micron Technology, Inc.(a)	460,537
24,885	Microsemi Corp.(a)	439,469
21,731	Nuance Communications, Inc.(a)	449,614
37,378	NVIDIA Corp.(a)	464,608
30,700	Pericom Semiconductor Corp.(a)	241,302
19,090	Semtech Corp.(a)	459,878
19,689	SS&C Technologies Holdings, Inc.(a)	464,267
21,555	Tangoe, Inc.(a)	416,227
10,059	VeriFone Systems, Inc.(a)	363,230
		8,717,855

	Total Common Stocks - 96.0%
	(Cost $74,656,218)	75,123,221

	Master Limited Partnerships - 4.0%
	Consumer, Non-cyclical - 0.6%
16,241	Teekay Offshore Partners, LP (Marshall Islands)	449,876

	Energy - 2.8%
10,635	Alliance Holdings GP, LP	442,097
7,695	Alliance Resource Partners, LP(b)	438,692
9,143	Enterprise Products Partners, LP	445,812
8,782	EV Energy Partners, LP	450,341
13,826	Tesoro Logistics, LP	435,934
		2,212,876

	Industrial - 0.6%
11,912	Teekay LNG Partners, LP (Marshall Islands)	444,437

	Total Master Limited Partnerships - 4.0%
	(Cost $3,076,088)	3,107,189

	Total Long-Term Investments - 100.0%
	(Cost $77,732,306)	78,230,410

	Investments of Collateral for Securities Loaned - 3.3%
2,612,349	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	2,612,349
	(Cost $2,612,349)

	Total Investments - 103.3%
	(Cost $80,344,655)	80,842,759
	Liabilities in excess of Other Assets - (3.3%)	(2,599,722)
	Net Assets - 100.0%	$ 78,243,037

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2012.
(c)	At May 31, 2012, the total market value of the Fund's securities on loan was $2,535,725 and the total market value of the collateral held by the Fund was $2,612,349.
(d)	Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Country Allocation*
United States	93.8%
Marshall Islands	1.7%
United Kingdom	1.7%
Bermuda	0.6%
Singapore	0.6%
Cayman Islands	0.6%
Ireland	0.5%
Switzerland	0.5%

* Subject to change daily. Based on long-term investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$81,918,632	$5,539,034	$(6,614,907)	$(1,075,873)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$75,123	$–	$–	$75,123
Master Limited Partnership	3,107	-	-	3,107
Investments of Collateral for Securities Loaned	2,613	-	-	2,613
Total	$80,843	$–	$–	$80,843

During the nine months ended May 31, 2012, there were no transfers between levels.

CSD Guggenheim Spin-Off ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 93.1%
	Basic Materials - 3.7%
37,495	Clearwater Paper Corp.(a)	$1,175,093

	Communications - 18.9%
49,446	AOL, Inc.(a)	1,356,304
54,905	EchoStar Corp., Class A(a)	1,535,693
25,678	Scripps Networks Interactive, Inc., Class A	1,406,384
168,891	TeleCommunication Systems, Inc., Class A(a)	249,959
20,571	Time Warner Cable, Inc.	1,551,053
		6,099,393

	Consumer, Cyclical - 9.7%
44,978	HSN, Inc.	1,749,644
82,542	Interval Leisure Group, Inc.	1,374,324
		3,123,968

	Consumer, Non-cyclical - 37.4%
44,555	Ascent Capital Group, Inc., Class A(a)	2,333,791
46,041	CareFusion Corp.(a)	1,116,034
31,113	Dr Pepper Snapple Group, Inc.	1,283,722
34,793	Lender Processing Services, Inc.	803,023
15,709	Lorillard, Inc.	1,941,633
90,674	Myrexis, Inc.(a)	218,524
25,730	Philip Morris International, Inc.	2,174,442
79,022	Total System Services, Inc.	1,838,842
39,833	Tree.com, Inc.(a)	359,692
		12,069,703

	Financial - 14.5%
41,621	Altisource Portfolio Solutions SA (Luxembourg)(a)	2,408,191
61,633	Forestar Group, Inc.(a)	831,429
20,454	Virtus Investment Partners, Inc.(a)	1,449,780
		4,689,400

	Industrial - 8.9%
52,615	Hillenbrand, Inc.	987,584
66,978	John Bean Technologies Corp.	933,003
57,194	Quanex Building Products Corp.	944,273
		2,864,860

	Total Common Stocks - 93.1%
	(Cost $28,702,897)	30,022,417

	Master Limited Partnership - 6.6%
	Utilities - 6.6%
68,519	Brookfield Infrastructure Partners, LP (Bermuda)	2,144,645
	(Cost $1,695,615)

	Total Investments - 99.7%
	(Cost $30,398,512)	32,167,062
	Other Assets in excess of Liabilities - 0.3%	80,810
	Net Assets - 100.0%	$ 32,247,872

LP - Limited Partnership
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Country Allocation*
United States	85.8%
Luxembourg	7.5%
Bermuda	6.7%

* Subject to change daily. Based on total investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$30,406,281	$3,499,470	$(1,738,689)	$1,760,781

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$30,022	$–	$–	$30,022
Master Limited Partnership	$2,145	-	-	$2,145
Total	$32,167	$–	$–	$32,167

During the nine months ended May 31, 2012, there were no transfers between levels.

WXSP Wilshire 4500 Completion ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 99.5%
	Basic Materials - 4.1%
78	A. Schulman, Inc.	$ 1,667
201	AK Steel Holding Corp.(b)	1,212
222	Albemarle Corp.	13,475
228	Allied Nevada Gold Corp.(a)	5,914
62	AMCOL International Corp.	1,741
83	American Vanguard Corp.	2,237
145	Ashland, Inc.	9,270
84	Balchem Corp.	2,439
251	Boise, Inc.	1,732
106	Buckeye Technologies, Inc.	2,937
141	Cabot Corp.	5,330
102	Carpenter Technology Corp.	4,596
296	Celanese Corp., Series A	11,784
167	Century Aluminum Co.(a)	1,182
211	Chemtura Corp.(a)	3,188
66	Clearwater Paper Corp.(a)	2,068
216	Coeur d'Alene Mines Corp.(a)	3,650
274	Commercial Metals Co.	3,200
95	Compass Minerals International, Inc.	6,760
113	Cytec Industries, Inc.	6,832
35	Deltic Timber Corp.	1,946
83	Domtar Corp.	6,566
235	Ferro Corp.(a)	1,043
80	Georgia Gulf Corp.	2,381
227	Globe Specialty Metals, Inc.	2,660
61	Hawkins, Inc.	2,014
107	HB Fuller Co.	3,253
619	Hecla Mining Co.	2,631
149	Horsehead Holding Corp.(a)	1,320
433	Huntsman Corp.	5,542
71	Innophos Holdings, Inc.	3,584
113	Intrepid Potash, Inc.(a)	2,218
43	Kaiser Aluminum Corp.	2,064
151	KapStone Paper and Packaging Corp.(a)	2,331
56	Kraton Performance Polymers, Inc.(a)	1,070
51	Materion Corp.	1,127
272	McEwen Mining, Inc.(a)	642
35	Minerals Technologies, Inc.	2,215
140	Molycorp, Inc.(a) (b)	2,755
24	NewMarket Corp.	5,011
177	Olin Corp.	3,393
65	OM Group, Inc.(a)	1,184
561	Paramount Gold and Silver Corp.(a) (b)	1,217
130	PH Glatfelter Co.	1,970
230	PolyOne Corp.	3,043
161	Reliance Steel & Aluminum Co.	7,601
140	Rockwood Holdings, Inc.(a)	6,776
122	Royal Gold, Inc.	8,252
261	RPM International, Inc.	6,880
50	Schnitzer Steel Industries, Inc., Class A	1,304
43	Schweitzer-Mauduit International, Inc.	2,877
107	Sensient Technologies Corp.	3,908
280	Solutia, Inc.	7,689
360	Southern Copper Corp.	10,242
467	Steel Dynamics, Inc.	4,922
31	Stepan Co.	2,802
247	Stillwater Mining Co.(a)	2,097
199	Valspar Corp.	9,594
165	Wausau Paper Corp.	1,520
46	Westlake Chemical Corp.	2,507
129	WR Grace & Co.(a)	6,773
62	Zep, Inc.	869
		241,007

	Communications - 6.7%
414	8x8, Inc.(a)	1,673
44	AboveNet, Inc.(a)	3,666
121	Acme Packet, Inc.(a)	2,768
121	ADTRAN, Inc.	3,537
198	AMC Networks, Inc., Class A(a)	7,641
80	Ancestry.com, Inc.(a) (b)	1,723
52	Anixter International, Inc.	2,991
262	AOL, Inc.(a)	7,187
280	Arris Group, Inc.(a)	3,452
257	Aruba Networks, Inc.(a)	3,377
267	Belo Corp., Class A	1,543
84	Black Box Corp.	1,880
30	Blue Nile, Inc.(a) (b)	969
67	Broadsoft, Inc.(a) (b)	1,830
175	Charter Communications, Inc., Class A(a)	10,972
263	Ciena Corp.(a)	3,564
543	Cincinnati Bell, Inc.(a)	1,922
105	Clear Channel Outdoor Holdings, Inc., Class A	662
146	Cogent Communications Group, Inc.(a)	2,590
116	comScore, Inc.(a)	2,105
74	Comtech Telecommunications Corp.	2,137
87	Consolidated Communications Holdings, Inc.	1,283
90	Constant Contact, Inc.(a)	1,823
489	Cumulus Media, Inc., Class A(a)	1,369
112	DealerTrack Holdings, Inc.(a)	3,058
152	Dice Holdings, Inc.(a)	1,494
64	Digital Generation, Inc.(a)	609
89	Digital River, Inc.(a)	1,299
117	DigitalGlobe, Inc.(a)	1,891
425	DISH Network Corp., Class A	11,917
285	EarthLink, Inc.	2,300
131	EchoStar Corp., Class A(a)	3,664
62	Equinix, Inc.(a)	10,113
271	EW Scripps Co., Class A(a)	2,436
96	FactSet Research Systems, Inc.	10,121
249	Finisar Corp.(a)	3,573
65	GeoEye, Inc.(a)	1,245
307	Harmonic, Inc.(a)	1,348
383	Harte-Hanks, Inc.	3,233
78	HealthStream, Inc.(a)	1,647
181	IAC/InterActiveCorp	8,131
253	Infinera Corp.(a) (b)	1,622
142	InfoSpace, Inc.(a)	1,812
111	InterDigital, Inc.(b)	2,741
234	IntraLinks Holdings, Inc.(a)	936
67	IPG Photonics Corp.(a)	2,868
164	Ixia(a)	1,735
119	John Wiley & Sons, Inc., Class A	5,415
147	Knology, Inc.(a)	2,868
202	Lamar Advertising Co., Class A(a)	4,971
202	Leap Wireless International, Inc.(a)	1,166
413	Level 3 Communications, Inc.(a)	8,768
302	Liberty Global, Inc., Class A(a)	13,952
981	Liberty Interactive Corp., Class A(a)	16,442
259	Liberty Media Corp. - Liberty Capital, Class A(a)	21,955
20	LinkedIn Corp., Class A(a) (b)	1,922
41	Liquidity Services, Inc.(a)	2,619
73	LogMeIn, Inc.(a)	2,340
57	Loral Space & Communications, Inc.	3,437
59	Lumos Networks Corp.	605
73	Meredith Corp.(b)	2,160
260	Move, Inc.(a)	2,150
83	NETGEAR, Inc.(a)	2,605
148	NeuStar, Inc., Class A(a)	4,763
115	Neutral Tandem, Inc.(a)	1,561
476	New York Times Co., Class A(a)	3,165
255	NIC, Inc.	2,772
334	NII Holdings, Inc.(a)	3,848
59	NTELOS Holdings Corp.	1,129
96	NutriSystem, Inc.(b)	984
70	OpenTable, Inc.(a) (b)	2,780
90	Oplink Communications, Inc.(a)	1,154
382	Orbitz Worldwide, Inc.(a)	1,394
94	Plantronics, Inc.	2,828
455	Polycom, Inc.(a)	5,205
162	Quinstreet, Inc.(a)	1,314
176	Rackspace Hosting, Inc.(a)	8,707
134	Responsys, Inc.(a)	1,376
631	RF Micro Devices, Inc.(a)	2,379
250	Sapient Corp.	2,750
262	SBA Communications Corp., Class A(a)	13,611
84	Scholastic Corp.	2,264
216	Shoretel, Inc.(a)	905
81	Shutterfly, Inc.(a)	2,233
86	Sinclair Broadcast Group, Inc., Class A	700
9,453	Sirius XM Radio, Inc.(a)	17,866
765	Sonus Networks, Inc.(a)	1,859
75	Sourcefire, Inc.(a)	4,137
114	Sycamore Networks, Inc.(a)	1,512
173	Telephone & Data Systems, Inc.	3,434
1,218	Tellabs, Inc.	4,458
342	TIBCO Software, Inc.(a)	9,148
217	tw telecom, Inc.(a)	5,032
290	United Online, Inc.	1,146
34	United States Cellular Corp.(a)	1,271
258	ValueClick, Inc.(a)	4,525
83	ViaSat, Inc.(a)	3,488
545	Virgin Media, Inc.(b)	12,006
111	VirnetX Holding Corp.(a) (b)	3,701
458	Vonage Holdings Corp.(a)	838
163	Web.com Group, Inc.(a)	2,595
150	WebMD Health Corp.(a) (b)	3,454
114	Websense, Inc.(a)	2,118
178	Windstream Corp.	1,666
367	Zynga, Inc., Class A(a) (b)	2,297
		400,205

	Consumer, Cyclical - 15.1%
249	Accuride Corp.(a)	1,474
124	Advance Auto Parts, Inc.	9,045
119	Aeropostale, Inc.(a)	2,201
150	Alaska Air Group, Inc.(a)	5,145
40	Allegiant Travel Co.(a)	2,594
166	American Axle & Manufacturing Holdings, Inc.(a)	1,537
512	American Eagle Outfitters, Inc.	9,887
89	Ameristar Casinos, Inc.	1,664
153	ANN, Inc.(a)	4,114
201	Arrow Electronics, Inc.(a)	6,816
92	Asbury Automotive Group, Inc.(a)	2,459
244	Ascena Retail Group, Inc.(a)	4,619
213	Autoliv, Inc.	12,314
90	Bally Technologies, Inc.(a)	4,189
97	Barnes & Noble, Inc.(a) (b)	1,594
123	Beacon Roofing Supply, Inc.(a)	3,057
575	Beazer Homes USA, Inc.(a)	1,501
156	bebe stores inc	995
5	Biglari Holdings, Inc.(a)	1,957
65	BJ's Restaurants, Inc.(a)	2,846
69	Bob Evans Farms, Inc.	2,797
40	BorgWarner, Inc.(a)	2,870
192	Boyd Gaming Corp.(a) (b)	1,463
203	Brightpoint, Inc.(a)	989
209	Brinker International, Inc.	6,753
218	Brown Shoe Co., Inc.	2,592
191	Brunswick Corp.	4,183
79	Buckle, Inc.(b)	3,092
42	Buffalo Wild Wings, Inc.(a)	3,575
117	Cabela's, Inc.(a)	4,135
589	Callaway Golf Co.	3,251
128	Carter's, Inc.(a)	6,903
104	Casey's General Stores, Inc.	5,890
79	Cash America International, Inc.	3,514
84	Cato Corp., Class A	2,411
53	CEC Entertainment, Inc.	1,853
330	Charming Shoppes, Inc.(a)	2,422
134	Cheesecake Factory, Inc.(a)	4,347
389	Chico's FAS, Inc.	5,683
57	Children's Place Retail Stores, Inc.(a)	2,620
56	Choice Hotels International, Inc.	2,038
38	Churchill Downs, Inc.	2,280
188	Cinemark Holdings, Inc.	4,335
64	Coinstar, Inc.(a) (b)	3,932
157	Collective Brands, Inc.(a)	3,339
35	Columbia Sportswear Co.	1,683
224	Cooper Tire & Rubber Co.	3,468
266	Copart, Inc.(a)	7,211
48	Cracker Barrel Old Country Store, Inc.	2,941
259	Crocs, Inc.(a)	4,380
335	Dana Holding Corp.	4,462
96	Deckers Outdoor Corp.(a) (b)	5,344
1,982	Delta Air Lines, Inc.(a)	23,982
167	Dick's Sporting Goods, Inc.	7,765
100	Dillard's, Inc., Class A	6,724
43	DineEquity, Inc.(a)	2,064
134	Dolby Laboratories, Inc., Class A(a)	5,747
125	Dollar General Corp.(a)	6,114
136	Domino's Pizza, Inc.	4,177
70	Dorman Products, Inc.(a)	3,370
96	DreamWorks Animation SKG, Inc., Class A(a) (b)	1,708
35	DSW, Inc., Class A	2,089
40	DTS, Inc.(a)	1,105
344	Exide Technologies(a)	798
85	Express, Inc.(a)	1,572
136	Ezcorp, Inc., Class A(a)	3,210
251	Federal-Mogul Corp.(a)	2,804
244	Fifth & Pacific Co., Inc.(a)	2,921
146	Finish Line, Inc. (The), Class A	3,011
89	First Cash Financial Services, Inc.(a)	3,334
345	Foot Locker, Inc.	10,950
105	Fossil, Inc.(a)	7,682
140	Fred's, Inc., Class A	1,925
128	Fuel Systems Solutions, Inc.(a)	1,920
64	G&K Services, Inc., Class A	1,868
101	Gaylord Entertainment Co.(a)	3,833
1,721	General Motors Co.(a)	38,206
76	Genesco, Inc.(a)	5,054
74	G-III Apparel(a)	1,829
85	GNC Holdings, Inc., Class A	3,275
53	Group 1 Automotive, Inc.	2,775
138	Guess?, Inc.	3,676
173	Hanesbrands, Inc.(a)	4,820
117	Herman Miller, Inc.	2,162
85	Hibbett Sports, Inc.(a)	4,763
91	HNI Corp.	2,103
91	HSN, Inc.	3,540
103	Hyatt Hotels Corp., Class A(a)	3,810
187	Iconix Brand Group, Inc.(a)	2,801
322	Ingram Micro, Inc., Class A(a)	5,741
166	Interface, Inc.	2,107
60	International Speedway Corp., Class A	1,442
114	Interval Leisure Group, Inc.	1,898
113	Jack in the Box, Inc.(a)	2,921
598	JetBlue Airways Corp.(a)	3,128
172	Jones Group, Inc.	1,658
67	JOS A Bank Clothiers, Inc.(a)	2,972
163	KB Home(b)	1,182
123	Knoll, Inc.	1,632
1,210	Las Vegas Sands Corp.	55,878
133	La-Z-Boy, Inc.(a)	1,877
266	Lear Corp.	10,600
82	Life Time Fitness, Inc.(a)	3,515
68	Lithia Motors, Inc., Class A	1,661
351	LKQ Corp.(a)	12,790
80	Lumber Liquidators Holdings, Inc.(a) (b)	2,327
157	Madison Square Garden Co., Class A(a)	5,886
94	Maidenform Brands, Inc.(a)	1,814
71	Marriott Vacations World(a)	2,009
92	MDC Holdings, Inc.	2,642
99	Men's Wearhouse, Inc.	3,563
77	Meritage Homes Corp.(a)	2,311
536	Meritor, Inc.(a)	2,900
711	MGM Resorts International(a)	7,700
103	Mobile Mini, Inc.(a)	1,415
121	Modine Manufacturing Co.(a)	784
126	Mohawk Industries, Inc.(a)	8,581
110	MSC Industrial Direct Co., Inc., Class A	7,888
39	MWI Veterinary Supply, Inc.(a)	3,625
110	National CineMedia, Inc.	1,484
1,184	Navarre Corp.(a)	1,871
131	Navistar International Corp.(a)	3,660
123	Nu Skin Enterprises, Inc., Class A	5,274
14	NVR, Inc.(a)	11,267
682	Office Depot, Inc.(a)	1,466
218	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	1,840
270	Oshkosh Corp.(a)	5,527
127	Owens & Minor, Inc.	3,616
65	Panera Bread Co., Class A(a)	9,552
67	Pantry, Inc.(a)	865
68	Papa John's International, Inc.(a)	3,163
169	Penn National Gaming, Inc.(a)	7,766
83	Penske Automotive Group, Inc.	2,040
165	PEP Boys-Manny Moe & Jack	1,531
99	Perry Ellis International, Inc.(a)	1,862
247	PetSmart, Inc.	15,917
58	PF Chang's China Bistro, Inc.	2,974
334	Pier 1 Imports, Inc.	5,444
186	Pinnacle Entertainment, Inc.(a)	1,819
282	Pizza Inn Holdings, Inc.(a)	694
132	Polaris Industries, Inc.	10,028
101	Pool Corp.	3,734
61	Pricesmart, Inc.	4,122
128	PVH Corp.	10,368
388	Quiksilver, Inc.(a)	1,067
371	RadioShack Corp.(b)	1,721
198	Regal Entertainment Group, Class A(b)	2,722
148	Regis Corp.	2,710
1,505	Rite Aid Corp.(a)	1,956
327	Royal Caribbean Cruises Ltd. (Liberia)	7,701
179	Ruby Tuesday, Inc.(a)	1,285
310	Saks, Inc.(a)	3,057
208	Sally Beauty Holdings, Inc.(a)	5,497
55	ScanSource, Inc.(a)	1,648
164	Scientific Games Corp., Class A(a)	1,401
190	Select Comfort Corp.(a)	5,198
177	Shuffle Master, Inc.(a)	2,807
154	Signet Jewelers Ltd. (Bermuda)	6,724
90	Six Flags Entertainment Corp.	4,107
139	Skechers U.S.A., Inc., Class A(a)	2,362
141	SkyWest, Inc.	994
154	Sonic Corp.(a)	1,314
101	Stage Stores, Inc.	1,736
429	Standard Pacific Corp.(a)	2,214
198	Steelcase, Inc., Class A	1,736
114	Steven Madden Ltd.(a)	4,622
81	Superior Industries International, Inc.	1,360
143	Tempur-Pedic International, Inc.(a)	6,608
122	Tenneco, Inc.(a)	3,312
89	Tesla Motors, Inc.(a) (b)	2,625
168	Texas Roadhouse, Inc.	3,054
159	Thor Industries, Inc.	4,889
81	Titan International, Inc.(b)	1,814
320	TiVo, Inc.(a)	2,733
253	Toll Brothers, Inc.(a)	6,902
53	Toro Co.	3,949
165	Tractor Supply Co.	15,073
80	True Religion Apparel, Inc.	2,346
227	TRW Automotive Holdings Corp.(a)	8,755
110	Ulta Salon Cosmetics & Fragrance, Inc.	9,831
79	Under Armour, Inc., Class A(a)	7,958
32	UniFirst Corp.	1,831
771	United Continental Holdings, Inc.(a)	19,406
84	United Stationers, Inc.	2,121
363	US Airways Group, Inc.(a)	4,799
30	Vail Resorts, Inc.	1,304
114	Visteon Corp.(a)	4,560
44	Vitamin Shoppe(a)	2,179
228	Wabash National Corp.(a)	1,587
135	WABCO Holdings, Inc.(a)	6,988
106	Warnaco Group, Inc.(a)	4,718
55	Watsco, Inc.	4,049
1,114	Wendy's Co.	5,113
107	WESCO International, Inc.(a)	6,365
398	Wet Seal, Inc., Class A(a)	1,130
177	Williams-Sonoma, Inc.	6,179
42	WMS Industries, Inc.(a)	862
111	Wolverine World Wide, Inc.	4,719
127	World Fuel Services Corp.	4,762
74	Zumiez, Inc.(a)	2,722
		899,764

	Consumer, Non-cyclical - 18.2%
168	Aaron's, Inc.	4,460
68	Abaxis, Inc.(a)	2,226
75	ABIOMED, Inc.(a)	1,525
95	ABM Industries, Inc.	2,040
121	Acacia Research Corp.(a)	4,207
154	ACCO Brands Corp.(a)	1,404
72	Accretive Health, Inc.(a) (b)	847
405	Accuray, Inc.(a)	2,539
207	Achillion Pharmaceuticals, Inc.(a)	1,486
96	Acorda Therapeutics, Inc.(a)	2,111
49	Advisory Board Co.(a)	4,747
205	Affymax, Inc.(a)	2,899
230	Affymetrix, Inc.(a)	1,090
25	Air Methods Corp.(a)	2,279
191	Akorn, Inc.(a)	2,607
162	Alere, Inc.(a)	2,976
368	Alexion Pharmaceuticals, Inc.(a)	33,330
152	Align Technology, Inc.(a)	4,747
298	Alkermes PLC (Ireland)(a)	4,655
117	Alliance Data Systems Corp.(a)	14,742
86	American Greetings Corp., Class A(b)	1,207
49	American Public Education, Inc.(a) (b)	1,393
106	AMERIGROUP Corp.(a)	6,614
82	Amsurg Corp.(a)	2,240
321	Amylin Pharmaceuticals, Inc.(a)	8,510
55	Andersons, Inc.	2,395
83	Arbitron, Inc.	2,775
115	Ardea Biosciences, Inc.(a)	3,674
747	Arena Pharmaceuticals, Inc.(a)	4,997
425	Ariad Pharmaceuticals, Inc.(a)	7,042
73	ArthroCare Corp.(a)	1,911
57	Ascent Capital Group, Inc., Class A(a)	2,986
106	Assisted Living Concepts, Inc., Class A	1,467
95	Auxilium Pharmaceuticals, Inc.(a)	1,814
676	AVANIR Pharmaceuticals, Inc., Class A(a) (b)	2,008
95	AVEO Pharmaceuticals, Inc.(a)	1,209
225	Avis Budget Group, Inc.(a)	3,341
169	B&G Foods, Inc.	4,069
236	BioMarin Pharmaceutical, Inc.(a)	8,411
45	Bio-Rad Laboratories, Inc., Class A(a)	4,482
98	Bio-Reference Labs, Inc.(a)	1,885
16	Boston Beer Co., Inc., Class A(a)	1,678
59	Bridgepoint Education, Inc.(a) (b)	1,156
104	Brink's Co.	2,368
266	Brookdale Senior Living, Inc.(a)	4,386
193	Bruker Corp.(a)	2,862
348	Bunge Ltd. (Bermuda)	20,706
74	Calavo Growers, Inc.(b)	2,027
62	Cal-Maine Foods, Inc.	2,203
72	Cardtronics, Inc.(a)	2,017
222	Career Education Corp.(a)	1,452
88	Catalyst Health Solutions, Inc.(a)	7,645
122	Centene Corp.(a)	4,409
144	Cepheid, Inc.(a)	5,448
162	Charles River Laboratories International, Inc.(a)	5,408
49	Chemed Corp.	2,722
328	Chiquita Brands International, Inc.(a)	1,778
347	Church & Dwight Co., Inc.	18,474
37	Coca-Cola Bottling Co. Consolidated	2,267
186	Community Health Systems, Inc.(a)	4,094
186	Conceptus, Inc.(a)	3,132
80	CONMED Corp.	2,143
29	Consolidated Graphics, Inc.(a)	846
291	Convergys Corp.	4,059
86	Cooper Cos., Inc.	7,325
183	CoreLogic, Inc.(a)	3,109
82	Corporate Executive Board Co.	2,980
245	Corrections Corp. of America	6,387
51	CoStar Group, Inc.(a)	3,768
142	Covance, Inc.(a)	6,589
120	Cubist Pharmaceuticals, Inc.(a)	4,814
375	Curis, Inc.(a) (b)	1,755
91	Cyberonics, Inc.(a)	3,508
124	Deluxe Corp.	2,867
366	Dendreon Corp.(a) (b)	2,562
233	Depomed, Inc.(a)	1,198
148	DexCom, Inc.(a)	1,591
46	Diamond Foods, Inc.(b)	971
119	Dole Food Co., Inc.(a)	1,057
481	Dynavax Technologies Corp.(a)	1,813
48	Education Management Corp.(a) (b)	375
84	Elizabeth Arden, Inc.(a)	2,895
92	Emergent Biosolutions, Inc.(a)	1,327
85	Emeritus Corp.(a)	1,293
255	Endo Health Solutions, Inc.(a)	8,293
129	Endologix, Inc.(a)	1,753
96	Ennis, Inc.	1,365
182	Enzon Pharmaceuticals, Inc.(a)	1,170
135	Euronet Worldwide, Inc.(a)	2,429
187	Exact Sciences Corp.(a)	1,848
312	Exelixis, Inc.(a)	1,445
98	ExlService Holdings, Inc.(a)	2,124
67	Fleetcor Technologies, Inc.(a)	2,539
297	Flowers Foods, Inc.	6,540
55	Forrester Research, Inc.	1,775
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,183
120	FTI Consulting, Inc.(a)	3,788
191	Gartner, Inc.(a)	7,770
111	Genomic Health, Inc.(a)	3,751
238	Genpact Ltd. (Bermuda)(a)	3,710
105	Gen-Probe, Inc.(a)	8,496
119	Geo Group, Inc.(a)	2,589
243	Global Cash Access Holdings, Inc.(a)	1,713
184	Global Payments, Inc.	7,816
61	Grand Canyon Education, Inc.(a)	1,105
84	Greatbatch, Inc.(a)	1,744
59	Green Dot Corp., Class A(a) (b)	1,253
246	Green Mountain Coffee Roasters, Inc.(a) (b)	5,806
60	Haemonetics Corp.(a)	4,183
116	Hain Celestial Group, Inc.(a)	6,437
326	Halozyme Therapeutics, Inc.(a) (b)	2,491
98	Hanger Orthopedic Group, Inc.(a)	2,114
89	Harris Teeter Supermarkets, Inc.	3,340
139	HCA Holdings, Inc.	3,613
747	Health Management Associates, Inc., Class A(a)	4,788
211	Health Net, Inc.(a)	5,406
158	Healthcare Services Group, Inc.	3,089
221	HealthSouth Corp.(a)	4,230
111	Heartland Payment Systems, Inc.	3,239
17	HeartWare International, Inc.(a) (b)	1,383
54	Heidrick & Struggles International, Inc.	887
67	Helen of Troy Ltd. (Bermuda)(a)	2,109
194	Henry Schein, Inc.(a)	14,416
254	Herbalife Ltd. (Cayman Islands)	11,377
327	Hertz Global Holdings, Inc.(a)	4,450
146	Hill-Rom Holdings, Inc.	4,294
40	Hi-Tech Pharmacal Co., Inc.(a)	1,156
195	HMS Holdings Corp.(a)	5,224
492	Hologic, Inc.(a)	8,246
480	Human Genome Sciences, Inc.(a)	6,538
73	Huron Consulting Group, Inc.(a)	2,282
73	ICF International, Inc.(a)	1,642
45	ICU Medical, Inc.(a)	2,315
89	Idenix Pharmaceuticals, Inc.(a)	805
77	IDEXX Laboratories, Inc.(a)	6,533
257	Illumina, Inc.(a) (b)	11,066
55	Immunogen, Inc.(a)	771
153	Impax Laboratories, Inc.(a)	3,172
317	Incyte Corp. Ltd.(a) (b)	6,755
171	Ingredion, Inc.(a)	8,736
69	Insperity, Inc.	1,733
95	Insulet Corp.(a)	1,750
46	Integra LifeSciences Holdings Corp.(a)	1,633
98	InterMune, Inc.(a) (b)	1,022
70	Invacare Corp.	1,042
48	IPC The Hospitalist Co., Inc.(a)	1,679
239	Isis Pharmaceuticals, Inc.(a)	2,364
87	ITT Educational Services, Inc.(a) (b)	4,950
52	J&J Snack Foods Corp.	2,864
176	Jarden Corp.	7,154
82	Jazz Pharmaceuticals PLC (Ireland)(a)	3,542
66	K12, Inc.(a) (b)	1,447
72	KAR Auction Services, Inc.(a)	1,073
88	Kelly Services, Inc., Class A	1,029
78	Kenexa Corp.(a)	2,275
504	Keryx Biopharmaceuticals, Inc.(a)	887
121	Kforce, Inc.(a)	1,613
113	Kindred Healthcare, Inc.(a)	934
108	Korn/Ferry International(a)	1,469
44	Lancaster Colony Corp.	2,962
32	Landauer, Inc.	1,614
205	Lender Processing Services, Inc.	4,731
56	LHC Group, Inc.(a)	938
104	LifePoint Hospitals, Inc.(a)	3,829
168	Lincare Holdings, Inc.	3,852
348	Live Nation Entertainment, Inc.(a)	3,254
135	Luminex Corp.(a)	2,990
80	Magellan Health Services, Inc.(a)	3,374
100	MAKO Surgical Corp.(a)	2,271
192	Manpower, Inc.	6,902
81	MAP Pharmaceuticals, Inc.(a) (b)	953
128	Masimo Corp.(a)	2,408
73	Matthews International Corp., Class A	2,199
80	MAXIMUS, Inc.	3,641
66	McGrath RentCorp	1,666
193	Medicines Co.(a)	4,242
153	Medicis Pharmaceutical Corp., Class A	5,523
90	Medivation, Inc.(a)	7,581
103	MEDNAX, Inc.(a)	6,284
111	Meridian Bioscience, Inc.	2,102
135	Merit Medical Systems, Inc.(a)	1,755
105	Molina Healthcare, Inc.(a)	2,679
145	Momenta Pharmaceuticals, Inc.(a)	2,000
117	MoneyGram International, Inc.(a)	1,630
93	Monro Muffler Brake, Inc.	3,142
292	Monster Beverage Corp.(a)	21,199
195	Monster Worldwide, Inc.(a)	1,677
58	Morningstar, Inc.	3,245
216	Myriad Genetics, Inc.(a)	5,212
39	Nash Finch Co.	804
73	National Healthcare Corp.	3,125
121	Natus Medical, Inc.(a)	1,355
134	Navigant Consulting, Inc.(a)	1,604
293	Nektar Therapeutics(a) (b)	1,963
72	Neogen Corp.(a)	2,804
241	NPS Pharmaceuticals, Inc.(a)	1,901
155	Nutraceutical International Corp.(a)	2,319
130	NxStage Medical, Inc.(a)	1,975
282	Omnicare, Inc.	8,889
151	Onyx Pharmaceuticals, Inc.(a)	6,913
445	Opko Health, Inc.(a) (b)	2,047
102	Optimer Pharmaceuticals, Inc.(a) (b)	1,524
170	OraSure Technologies, Inc.(a)	1,759
46	Orthofix International NV (Curacao)(a)	1,743
105	Par Pharmaceutical Cos., Inc.(a)	3,763
133	PAREXEL International Corp.(a)	3,559
345	PDL BioPharma, Inc.(b)	2,239
41	Peet's Coffee & Tea, Inc.(a)	2,443
562	Pendrell Corp.(a)	652
157	Pharmacyclics, Inc.(a)	4,933
104	PharMerica Corp.(a)	1,033
127	PHH Corp.(a)	2,104
261	Pilgrim's Pride Corp.(a)	2,143
52	Post Holdings, Inc.(a)	1,564
189	Prestige Brands Holdings, Inc.(a)	2,595
186	Protalix BioTherapeutics, Inc.(a) (b)	1,202
128	PSS World Medical, Inc.(a)	2,589
164	Quad Graphics, Inc.(b)	2,073
134	Questcor Pharmaceuticals, Inc.(a) (b)	5,548
123	Quidel Corp.(a) (b)	1,934
105	Ralcorp Holdings, Inc.(a)	6,673
242	Raptor Pharmaceutical Corp.(a) (b)	1,300
136	Regeneron Pharmaceuticals, Inc.(a)	18,448
146	Rent-A-Center, Inc.	4,916
361	ResMed, Inc.(a)	11,184
102	Resources Connection, Inc.	1,224
168	Rigel Pharmaceuticals, Inc.(a)	1,248
88	Rollins, Inc.	1,869
125	Salix Pharmaceuticals Ltd.(a)	6,476
47	Sanderson Farms, Inc.	2,582
104	Scotts Miracle-Gro Co., Class A	4,490
1	Seaboard Corp.(a)	1,986
264	Seattle Genetics, Inc.(a) (b)	5,143
290	Select Medical Holdings Corp.(a)	2,680
242	Sequenom, Inc.(a)	927
421	Service Corp. International	4,820
90	Sirona Dental Systems, Inc.(a)	3,850
349	Smithfield Foods, Inc.(a)	6,865
186	Snyders-Lance, Inc.	4,797
151	Sotheby's	4,605
92	Spartan Stores, Inc.	1,541
111	Spectrum Pharmaceuticals, Inc.(a) (b)	1,286
65	Staar Surgical Co.(a)	552
618	Star Scientific, Inc.(a) (b)	2,398
31	Steiner Leisure Ltd. (Bahamas)(a)	1,421
119	STERIS Corp.	3,553
263	Stewart Enterprises, Inc., Class A(b)	1,623
17	Strayer Education, Inc.(b)	1,527
392	SUPERVALU, Inc.(b)	1,772
434	Swisher Hygiene, Inc.(a) (b)	864
88	Team Health Holdings, Inc.(a)	2,001
82	Team, Inc.(a)	2,188
80	Techne Corp.	5,429
120	Tejon Ranch Co.(a)	3,197
87	Teleflex, Inc.	5,168
101	TeleTech Holdings, Inc.(a)	1,505
152	Theravance, Inc.(a)	3,145
126	Thoratec Corp.(a)	3,823
77	TNS, Inc.(a)	1,377
50	Tootsie Roll Industries, Inc.(b)	1,117
152	Towers Watson & Co., Class A	9,160
52	TreeHouse Foods, Inc.(a)	2,964
82	Triple-S Management Corp., Class B (Puerto Rico)(a)	1,423
121	TrueBlue, Inc.(a)	1,809
119	Tupperware Brands Corp.	6,432
74	United Natural Foods, Inc.(a)	3,752
276	United Rentals, Inc.(a)	9,536
103	United Therapeutics Corp.(a)	4,557
181	Universal American Corp.(a)	1,779
45	Universal Corp.	2,033
193	Universal Health Services, Inc., Class B	7,479
67	Universal Technical Institute, Inc.	817
90	Valassis Communications, Inc.(a)	1,792
251	VCA Antech, Inc.(a)	5,407
114	Vector Group Ltd.(b)	1,892
304	Verisk Analytics, Inc., Class A(a)	14,562
400	Vertex Pharmaceuticals, Inc.(a)	24,016
74	Viad Corp.	1,311
356	Vical, Inc.(a)	1,040
207	ViroPharma, Inc.(a)	4,169
265	Vivus, Inc.(a)	6,569
99	Volcano Corp.(a)	2,830
53	WD-40 Co.	2,479
85	Weight Watchers International, Inc.(b)	4,823
31	Weis Markets, Inc.	1,353
84	WellCare Health Plans, Inc.(a)	4,743
69	West Pharmaceutical Services, Inc.	3,298
80	Wright Express Corp.(a)	4,485
122	Wright Medical Group, Inc.(a)	2,414
		1,080,811

	Diversified - 0.0%*
402	Harbinger Group, Inc.(a)	1,914

	Energy - 6.1%
575	Abraxas Petroleum Corp.(a) (b)	1,587
43	Approach Resources, Inc.(a)	1,205
468	Arch Coal, Inc.(b)	2,967
135	ATP Oil & Gas Corp.(a) (b)	713
128	Atwood Oceanics, Inc.(a)	4,891
78	Basic Energy Services, Inc.(a)	885
99	Berry Petroleum Co., Class A	3,852
96	Bill Barrett Corp.(a)	1,854
558	BPZ Resources, Inc.(a) (b)	1,724
42	CARBO Ceramics, Inc.(b)	3,417
88	Carrizo Oil & Gas, Inc.(a)	1,946
464	Cheniere Energy, Inc.(a)	6,515
183	Cimarex Energy Co.	9,748
20	Clayton Williams Energy, Inc.(a)	1,143
129	Clean Energy Fuels Corp.(a) (b)	1,756
123	Cloud Peak Energy, Inc.(a)	1,904
114	Comstock Resources, Inc.(a)	1,704
184	Concho Resources, Inc.(a)	16,144
51	Contango Oil & Gas Co.(a)	2,680
133	Continental Resources, Inc.(a) (b)	9,690
160	Crosstex Energy, Inc.	2,162
90	CVR Energy, Inc.(a) (b)	2,290
150	Dresser-Rand Group, Inc.(a)	6,582
90	Dril-Quip, Inc.(a)	5,453
227	Endeavour International Corp.(a) (b)	2,268
142	Energen Corp.	6,269
150	Energy Partners Ltd.(a)	2,369
223	Energy XXI Bermuda Ltd. (Bermuda)	6,924
475	EXCO Resources, Inc.(b)	3,420
172	Exterran Holdings, Inc.(a)	1,985
254	Flotek Industries, Inc.(a)	2,705
203	Forest Oil Corp.(a)	1,695
59	GeoResources, Inc.(a)	2,106
78	Goodrich Petroleum Corp.(a)	1,152
132	Gulfport Energy Corp.(a)	2,439
273	Helix Energy Solutions Group, Inc.(a)	4,677
590	Hercules Offshore, Inc.(a)	1,953
361	HollyFrontier Corp.	10,642
83	Hornbeck Offshore Services, Inc.(a)	2,771
792	Hyperdynamics Corp.(a)	602
387	ION Geophysical Corp.(a)	2,345
273	James River Coal Co.(a) (b)	685
324	Key Energy Services, Inc.(a)	3,211
1,786	Kinder Morgan, Inc.	61,063
575	Kodiak Oil & Gas Corp. (Canada)(a)	4,663
124	Lone Pine Resources, Inc.(a)	392
78	Lufkin Industries, Inc.	4,483
226	Magnum Hunter Resources Corp.(a) (b)	911
353	McMoRan Exploration Co.(a) (b)	3,435
285	Newpark Resources, Inc.(a)	1,650
127	Northern Oil and Gas, Inc.(a) (b)	2,277
110	Oasis Petroleum, Inc.(a)	2,826
197	Oceaneering International, Inc.	9,105
96	Oil States International, Inc.(a)	6,391
22	OYO Geospace Corp.(a)	2,041
340	Parker Drilling Co.(a)	1,663
202	Patriot Coal Corp.(a) (b)	479
358	Patterson-UTI Energy, Inc.	5,413
60	Petroleum Development Corp.(a)	1,490
269	Petroquest Energy, Inc.(a)	1,332
187	Pioneer Drilling Co.(a)	1,391
334	Plains Exploration & Production Co.(a)	11,954
328	Quicksilver Resources, Inc.(a) (b)	1,466
175	Resolute Energy Corp.(a)	1,531
124	Rex Energy Corp.(a)	1,247
132	Rosetta Resources, Inc.(a)	5,107
262	RPC, Inc.(b)	2,720
972	SandRidge Energy, Inc.(a)	6,172
49	SEACOR Holdings, Inc.(a)	4,224
89	SemGroup Corp., Class A(a)	2,683
148	SM Energy Co.	8,005
127	Stone Energy Corp.(a)	2,992
137	SunCoke Energy, Inc.(a)	1,924
332	Superior Energy Services, Inc.(a)	7,185
83	Swift Energy Co.(a)	1,653
117	Tesco Corp. (Canada)(a)	1,406
174	Tetra Technologies, Inc.(a)	1,112
351	Ultra Petroleum Corp. (Canada)(a)	6,501
89	Unit Corp.(a)	3,541
1,352	Vantage Drilling Co. (Cayman Islands)(a)	2,028
92	Venoco, Inc.(a)	858
75	W&T Offshore, Inc.	1,153
132	Walter Energy, Inc.	6,395
177	Western Refining, Inc.	3,423
270	Whiting Petroleum Corp.(a)	11,667
		360,982

	Financial - 23.0%
141	Acadia Realty Trust, REIT	3,154
131	Affiliated Managers Group, Inc.(a)	13,502
89	Air Lease Corp.(a)	1,863
230	Aircastle Ltd. (Bermuda)	2,555
7	Alexander's, Inc., REIT	2,738
129	Alexandria Real Estate Equities, Inc., REIT	8,831
14	Alleghany Corp.(a)	4,606
81	Allied World Assurance Co. Holdings Ltd. (Switzerland)	6,229
200	Alterra Capital Holdings Ltd. (Bermuda)	4,442
108	Altisource Portfolio Solutions SA (Luxembourg)(a)	6,249
127	American Campus Communities, Inc., REIT	5,575
288	American Capital Agency Corp., REIT	9,409
969	American Capital Ltd.(a)	8,973
201	American Equity Investment Life Holding Co.	2,127
158	American Financial Group, Inc.	6,145
63	American National Insurance Co.	4,304
147	American Realty Capital Properties, Inc., REIT	1,599
103	Amtrust Financial Services, Inc.	2,961
1,982	Annaly Capital Management, Inc., REIT	32,941
487	Anworth Mortgage Asset Corp., REIT	3,278
388	Apollo Investment Corp.	2,887
375	Arbor Realty Trust, Inc., REIT	2,288
228	Arch Capital Group Ltd. (Bermuda)(a)	8,716
87	Argo Group International Holdings Ltd. (Bermuda)	2,434
301	Armour Residential REIT, Inc., REIT(b)	2,101
177	Arthur J Gallagher & Co.	6,149
248	Artio Global Investors, Inc.	756
300	Ashford Hospitality Trust, Inc., REIT	2,565
187	Aspen Insurance Holdings Ltd. (Bermuda)	5,285
386	Associated Banc-Corp.	4,887
146	Associated Estates Realty Corp., REIT	2,308
303	Assured Guaranty Ltd. (Bermuda)	3,618
171	Astoria Financial Corp.	1,537
187	AV Homes, Inc.(a)	2,104
225	Axis Capital Holdings Ltd. (Bermuda)	7,403
186	BancorpSouth, Inc.	2,509
95	Bank of Hawaii Corp.	4,402
114	Bank of the Ozarks, Inc.	3,311
91	Banner Corp.	1,747
151	Beneficial Mutual Bancorp, Inc.(a)	1,306
232	BGC Partners, Inc., Class A	1,383
264	BioMed Realty Trust, Inc., REIT	4,765
41	BOK Financial Corp.	2,286
203	Boston Private Financial Holdings, Inc.	1,831
346	Brandywine Realty Trust, REIT	3,886
125	BRE Properties, Inc., REIT	6,154
102	Bridge Bancorp, Inc.	1,999
446	Brookfield Office Properties, Inc. (Canada)	7,466
195	Brookline Bancorp, Inc.	1,714
270	Brown & Brown, Inc.	6,912
141	Camden Property Trust, REIT	9,181
664	Capital Trust, Inc., Class A, REIT(a)	2,185
720	CapitalSource, Inc.	4,558
270	Capitol Federal Financial, Inc.	3,146
277	Capstead Mortgage Corp., REIT	3,814
235	Cathay General Bancorp	3,896
362	CBL & Associates Properties, Inc., REIT	6,321
406	Cedar Realty Trust, Inc., REIT	1,949
174	Central Pacific Financial Corp.(a)	2,232
89	Chemical Financial Corp.	1,809
248	Chesapeake Lodging Trust, REIT	4,476
1,889	Chimera Investment Corp., REIT	5,289
449	CIT Group, Inc.(a)	15,351
304	Citizens Republic Bancorp, Inc.(a)	4,943
62	City Holding Co.	1,995
84	City National Corp.	4,173
48	CNA Financial Corp.	1,366
616	CNO Financial Group, Inc.	4,226
59	Cohen & Steers, Inc.(b)	1,909
205	Colonial Properties Trust, REIT	4,348
152	Colony Financial, Inc., REIT	2,554
89	Columbia Banking System, Inc.	1,613
168	Commerce Bancshares, Inc.	6,508
221	CommonWealth REIT, REIT	3,901
99	Community Bank System, Inc.	2,634
73	Community Trust Bancorp, Inc.	2,411
253	Corporate Office Properties Trust, REIT	5,569
345	Cousins Properties, Inc., REIT	2,498
585	Cowen Group, Inc., Class A(a)	1,486
34	Credit Acceptance Corp.(a)	2,881
238	CreXus Investment Corp., REIT	2,332
309	CubeSmart, REIT	3,495
113	Cullen/Frost Bankers, Inc.	6,429
288	CVB Financial Corp.	3,136
270	CYS Investments, Inc., REIT	3,694
609	DCT Industrial Trust, Inc., REIT	3,544
493	DDR Corp., REIT	6,848
104	DFC Global Corp.(a)	1,714
388	DiamondRock Hospitality Co., REIT	3,857
212	Digital Realty Trust, Inc., REIT	15,003
144	Dime Community Bancshares, Inc.	1,881
294	Douglas Emmett, Inc., REIT	6,292
146	Duff & Phelps Corp., Class A	2,081
608	Duke Realty Corp., REIT	8,415
168	DuPont Fabros Technology, Inc., REIT	4,282
230	Dynex Capital, Inc., REIT(b)	2,137
397	East West Bancorp, Inc.	8,889
77	EastGroup Properties, Inc., REIT	3,817
219	Eaton Vance Corp.	5,330
293	Education Realty Trust, Inc., REIT	3,229
145	Employers Holdings, Inc.	2,451
94	Encore Capital Group, Inc.(a)	2,279
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,648
26	Enstar Group Ltd. (Bermuda)(a)	2,369
88	Entertainment Properties Trust, REIT	3,632
81	Epoch Holding Corp.	1,861
105	Equity Lifestyle Properties, Inc., REIT	6,915
80	Equity One, Inc., REIT	1,589
64	Erie Indemnity Co., Class A	4,600
67	Essex Property Trust, Inc., REIT	10,081
57	Evercore Partners, Inc., Class A	1,408
117	Everest Re Group Ltd. (Bermuda)	11,948
249	Extra Space Storage, Inc., REIT	7,062
5,261	Fannie Mae(a)	1,431
50	FBL Financial Group, Inc., Class A	1,277
111	Federal Realty Investment Trust, REIT	10,909
439	FelCor Lodging Trust, Inc., REIT(a)	1,822
566	Fidelity National Financial, Inc., Class A	10,663
193	Fifth Street Finance Corp.(b)	1,835
88	Financial Engines, Inc.(a)	1,846
247	First American Financial Corp.	3,893
18	First Citizens BancShares, Inc., Class A	3,033
801	First Commonwealth Financial Corp.	5,022
147	First Financial Bancorp	2,258
82	First Financial Bankshares, Inc.	2,629
279	First Industrial Realty Trust, Inc., REIT(a)	3,328
446	First Midwest Bancorp, Inc.	4,500
631	First Niagara Financial Group, Inc.	5,092
140	First Potomac Realty Trust, REIT	1,680
192	FirstMerit Corp.	3,053
198	Flagstone Reinsurance Holdings SA (Luxembourg)	1,463
334	FNB Corp.	3,547
131	FNB United Corp.(a) (b)	1,957
366	Forest City Enterprises, Inc., Class A(a)	4,901
297	Forestar Group, Inc.(a)	4,007
187	Franklin Street Properties Corp., REIT	1,825
452	Fulton Financial Corp.	4,579
1,095	General Growth Properties, Inc., REIT	18,341
72	Getty Realty Corp., REIT(b)	1,159
194	GFI Group, Inc.	528
183	Glacier Bancorp, Inc.	2,626
306	Glimcher Realty Trust, REIT	2,815
99	Government Properties Income Trust, REIT	2,118
575	Gramercy Capital Corp., REIT(a)	1,466
54	Greenhill & Co., Inc.	1,883
96	Greenlight Capital RE Ltd., Class A (Cayman Islands)(a)	2,377
180	Hancock Holding Co.	5,488
119	Hanover Insurance Group, Inc.	4,642
122	Harleysville Savings Financial Corp.	2,176
135	Hatteras Financial Corp., REIT	3,854
252	HCC Insurance Holdings, Inc.	7,878
272	Healthcare Realty Trust, Inc., REIT	5,951
996	Hersha Hospitality Trust, REIT	5,309
127	HFF, Inc., Class A(a)	1,661
101	Higher One Holdings, Inc.(a) (b)	1,284
156	Highwoods Properties, Inc., REIT	5,033
164	Hilltop Holdings, Inc.(a)	1,706
104	Home Bancshares, Inc.	2,926
79	Home Properties, Inc., REIT	4,735
135	Horace Mann Educators Corp.	2,310
114	Horizon Bancorp(b)	2,845
290	Hospitality Properties Trust, REIT	6,818
57	Howard Hughes Corp.(a)	3,413
211	Hudson Pacific Properties, Inc., REIT	3,380
68	Iberiabank Corp.	3,297
1,137	Independent Bank Corp.(a)	3,923
79	Independent Bank Corp.	2,135
48	Infinity Property & Casualty Corp.	2,576
290	Inland Real Estate Corp., REIT	2,384
179	Interactive Brokers Group, Inc., Class A	2,553
150	International Bancshares Corp.	2,771
164	Invesco Mortgage Capital, Inc., REIT	2,975
193	Investment Technology Group, Inc.(a)	1,830
329	Investors Bancorp, Inc.(a)	4,915
357	Investors Real Estate Trust, REIT	2,538
386	iStar Financial, Inc., REIT(a)	2,189
254	Janus Capital Group, Inc.	1,854
383	Jefferies Group, Inc.	5,117
88	Jones Lang LaSalle, Inc.	6,380
118	KBW, Inc.	1,913
128	Kemper Corp.	3,749
117	Kilroy Realty Corp., REIT	5,371
231	Knight Capital Group, Inc., Class A(a)	2,904
598	Ladenburg Thalmann Financial Services, Inc.(a)	873
195	LaSalle Hotel Properties, REIT	5,378
309	Lexington Realty Trust, REIT	2,568
238	Liberty Property Trust, REIT	8,251
78	LTC Properties, Inc., REIT	2,517
311	Macerich Co., REIT	17,743
181	Mack-Cali Realty Corp., REIT	4,930
224	Maiden Holdings Ltd. (Bermuda)	1,823
113	Main Street Capital Corp.(b)	2,623
20	Markel Corp.(a)	8,770
103	MarketAxess Holdings, Inc.	3,326
122	MB Financial, Inc.	2,478
260	MBIA, Inc.(a) (b)	2,332
691	MCG Capital Corp.	3,047
232	Meadowbrook Insurance Group, Inc.	2,063
241	Medical Properties Trust, Inc., REIT	2,169
54	Mercury General Corp.	2,354
496	MFA Financial, Inc., REIT	3,780
101	MID-America Apartment Communities, Inc., REIT	6,806
123	Montpelier RE Holdings Ltd. (Bermuda)	2,568
732	MPG Office Trust, Inc., REIT(a)	1,303
142	National Financial Partners Corp.(a)	1,889
63	National Health Investors, Inc., REIT	3,041
355	National Penn Bancshares, Inc.	3,163
162	National Retail Properties, Inc., REIT	4,291
46	Navigators Group, Inc.(a)	2,229
105	NBT Bancorp, Inc.	2,086
122	Nelnet, Inc., Class A	2,847
840	New York Community Bancorp, Inc.	10,374
216	New York Mortgage Trust, Inc., REIT(b)	1,439
516	Newcastle Investment Corp., REIT	3,426
157	NewStar Financial, Inc.(a)	1,755
571	NorthStar Realty Finance Corp., REIT	2,958
220	Northwest Bancshares, Inc.	2,523
193	Ocean Shore Holding Co.(b)	2,304
196	Ocwen Financial Corp.(a)	3,142
249	Old National Bancorp	2,886
479	Old Republic International Corp.	4,728
151	Omega Healthcare Investors, Inc., REIT	3,188
89	One Liberty Properties, Inc., REIT	1,578
349	Oriental Financial Group, Inc. (Puerto Rico)	3,654
66	Pacific Capital Bancorp NA(a)	3,006
103	PacWest Bancorp	2,349
46	Park National Corp.(b)	2,968
316	Parkway Properties, Inc., REIT	3,331
144	PartnerRe Ltd. (Bermuda)	10,205
137	Pebblebrook Hotel Trust, REIT	3,007
207	Pennsylvania Real Estate Investment Trust, REIT	2,625
106	PennyMac Mortgage Investment Trust, REIT	1,958
222	Piedmont Office Realty Trust, Inc., Class A, REIT	3,665
122	Pinnacle Financial Partners, Inc.(a)	2,081
112	Platinum Underwriters Holdings Ltd. (Bermuda)	4,066
208	PMC Commercial Trust, REIT	1,637
352	Popular, Inc. (Puerto Rico)(a)	5,375
434	Porter Bancorp, Inc.	694
36	Portfolio Recovery Associates, Inc.(a)	2,488
149	Post Properties, Inc., REIT	7,213
146	Potlatch Corp., REIT	4,184
174	Power REIT, REIT	1,549
317	Preferred Apartment Communities, Inc., Class A, REIT	2,343
84	Primerica, Inc.	2,022
932	Princeton National Bancorp, Inc.(a)	699
283	PrivateBancorp, Inc.	4,169
73	ProAssurance Corp.	6,434
384	ProLogis, Inc., REIT	12,280
97	Prosperity Bancshares, Inc.	4,144
201	Protective Life Corp.	5,298
177	Provident Financial Services, Inc.	2,469
47	PS Business Parks, Inc., REIT	3,097
605	Radian Group, Inc.(b)	1,500
338	RAIT Financial Trust, REIT(b)	1,376
141	Ramco-Gershenson Properties Trust, REIT	1,679
226	Raymond James Financial, Inc.	7,725
190	Rayonier, Inc., REIT	8,164
194	Realty Income Corp., REIT	7,436
186	Redwood Trust, Inc., REIT	2,252
204	Regency Centers Corp., REIT	8,937
152	Reinsurance Group of America, Inc.	7,626
106	RenaissanceRe Holdings Ltd. (Bermuda)	8,169
280	Resource Capital Corp., REIT	1,495
48	RLI Corp.	3,199
135	RLJ Lodging Trust, REIT	2,380
41	Rouse Properties, Inc., REIT(b)	524
108	S&T Bancorp, Inc.	1,854
445	Sabra Health Care REIT, Inc., REIT	6,399
49	Safety Insurance Group, Inc.	1,965
130	Sandy Spring Bancorp, Inc.	2,313
67	Saul Centers, Inc., REIT	2,691
56	SCBT Financial Corp.	1,898
365	SEI Investments Co.	6,537
147	Selective Insurance Group, Inc.	2,484
279	Senior Housing Properties Trust, REIT	5,761
377	Shore Bancshares, Inc.	2,205
81	Signature Bank(a)	4,974
71	Simmons First National Corp., Class A	1,688
187	SL Green Realty Corp., REIT	14,027
83	Sovran Self Storage, Inc., REIT	4,096
239	St Joe Co.(a) (b)	3,817
123	StanCorp Financial Group, Inc.	4,282
140	Starwood Property Trust, Inc., REIT	2,806
120	State Bank Financial Corp.(a)	2,022
79	Steel Excel, Inc.(a)	2,137
188	Sterling Financial Corp.(a) (b)	3,369
108	Stifel Financial Corp.(a)	3,433
496	Strategic Hotels & Resorts, Inc., REIT(a)	3,090
246	Suffolk Bancorp(a)	2,910
164	Summit Hotel Properties, Inc., REIT	1,307
95	Sun Communities, Inc., REIT	3,915
293	Sunstone Hotel Investors, Inc., REIT(a)	2,933
688	Susquehanna Bancshares, Inc.	6,625
90	SVB Financial Group(a)	5,369
89	SY Bancorp, Inc.	2,006
105	Symetra Financial Corp.	1,187
1,317	Synovus Financial Corp.	2,515
242	Tanger Factory Outlet Centers, REIT	7,504
120	Taubman Centers, Inc., REIT	8,760
356	TCF Financial Corp.	4,197
498	TD Ameritrade Holding Corp.	8,546
160	Terreno Realty Corp., REIT	2,275
122	Texas Capital Bancshares, Inc.(a)	4,731
98	TFS Financial Corp.(a)	918
426	Thomas Properties Group, Inc.	2,019
49	Tompkins Financial Corp.	1,794
123	Tower Group, Inc.	2,415
131	TowneBank	1,627
300	TrustCo Bank Corp. NY	1,554
129	Trustmark Corp.	3,150
413	UDR, Inc., REIT	10,697
78	UMB Financial Corp.	3,804
204	Umpqua Holdings Corp.	2,617
196	Union First Market Bankshares Corp.	2,736
232	United Bancorp, Inc./Martins Ferry	2,032
108	United Bankshares, Inc.(b)	2,767
111	United Community Banks, Inc.(a)	914
86	United Fire Group, Inc.	1,828
60	Universal Health Realty Income Trust, REIT	2,319
191	Validus Holdings Ltd. (Bermuda)	5,994
386	Valley National Bancorp(b)	4,319
169	Ventas, Inc., REIT	9,941
21	Virtus Investment Partners, Inc.(a)	1,488
196	Waddell & Reed Financial, Inc., Class A	5,627
94	Walter Investment Management Corp.	1,779
283	Washington Federal, Inc.	4,644
133	Washington Real Estate Investment Trust, REIT	3,743
220	Webster Financial Corp.	4,459
300	Weingarten Realty Investors, REIT	7,674
105	WesBanco, Inc.	2,135
67	Westamerica Bancorporation(b)	2,996
266	Western Alliance Bancorp(a)	2,320
17	White Mountains Insurance Group Ltd. (Bermuda)	8,755
179	Whitestone REIT, REIT(b)	2,291
435	Winthrop Realty Trust, REIT	4,476
64	Wintrust Financial Corp.	2,177
42	World Acceptance Corp.(a)	2,874
252	WR Berkley Corp.	9,657
605	ZipRealty, Inc.(a)	901
		1,366,396

	Industrial - 13.9%
96	AAR Corp.	1,157
171	Actuant Corp., Class A	4,475
64	Acuity Brands, Inc.	3,488
168	Advanced Energy Industries, Inc.(a)	2,293
250	AECOM Technology Corp.(a)	4,072
102	Aegion Corp.(a)	1,609
64	Aerovironment, Inc.(a)	1,426
250	AGCO Corp.(a)	10,052
358	Air Transport Services Group, Inc.(a)	1,815
91	Albany International Corp., Class A	1,660
94	Alexander & Baldwin, Inc.	4,796
88	Alliant Techsystems, Inc.	4,308
20	Amerco, Inc.	1,682
69	American Railcar Industries, Inc.(a)	1,459
27	American Science & Engineering, Inc.	1,308
115	American Superconductor Corp.(a) (b)	453
353	AMETEK, Inc.	17,901
42	Analogic Corp.	2,769
85	AO Smith Corp.	3,924
84	Applied Industrial Technologies, Inc.	3,168
138	Aptargroup, Inc.	6,992
73	Arkansas Best Corp.	923
57	Armstrong World Industries, Inc.	2,656
71	Astec Industries, Inc.(a)	1,949
64	Atlas Air Worldwide Holdings, Inc.(a)	2,907
307	Avnet, Inc.(a)	9,360
97	AVX Corp.	1,055
47	AZZ, Inc.	2,521
207	B/E Aerospace, Inc.(a)	8,967
249	Babcock & Wilcox Co.(a)	6,138
49	Badger Meter, Inc.	1,769
125	Barnes Group, Inc.	2,909
105	Belden, Inc.	3,281
118	Benchmark Electronics, Inc.(a)	1,598
159	Blount International, Inc.(a)	2,166
90	Brady Corp., Class A	2,470
101	Briggs & Stratton Corp.	1,707
57	Bristow Group, Inc.	2,283
150	Calgon Carbon Corp.(a)	2,005
1,157	Capstone Turbine Corp.(a) (b)	1,192
105	Carlisle Cos., Inc.	5,458
138	Celadon Group	2,223
84	Ceradyne, Inc.	2,116
87	Chart Industries, Inc.(a)	5,434
219	Checkpoint Systems, Inc.(a)	1,710
57	CIRCOR International, Inc.	1,835
103	CLARCOR, Inc.	5,026
80	Clean Harbors, Inc.(a)	4,966
103	Cognex Corp.	3,604
68	Coherent, Inc.(a)	3,002
67	Colfax Corp.(a)	1,898
104	Con-way, Inc.	3,676
285	Covanta Holding Corp.	4,457
113	Crane Co.	4,282
348	Crown Holdings, Inc.(a)	11,863
217	CTS Corp.	2,035
48	Cubic Corp.	2,083
84	Curtiss-Wright Corp.	2,553
71	Cymer, Inc.(a)	3,846
209	Daktronics, Inc.	1,369
200	Darling International, Inc.(a)	2,802
254	Donaldson Co., Inc.	9,086
79	Drew Industries, Inc.(a)	2,097
148	Dycom Industries, Inc.(a)	2,898
384	Eagle Bulk Shipping, Inc. (Marshall Islands)(a) (b)	1,156
103	Eagle Materials, Inc.	3,306
150	EMCOR Group, Inc.	4,102
82	Encore Wire Corp.	2,051
165	Energizer Holdings, Inc.(a)	12,030
938	EnergySolutions, Inc.(a)	3,302
113	EnerSys(a)	3,727
57	EnPro Industries, Inc.(a)	2,196
57	ESCO Technologies, Inc.	1,989
70	Esterline Technologies Corp.(a)	4,521
689	Exelis, Inc.	6,890
58	Exponent, Inc.(a)	2,739
66	FARO Technologies, Inc.(a)	3,045
104	FEI Co.(a)	4,760
414	Fortune Brands Home & Security, Inc.(a)	9,365
72	Forward Air Corp.	2,285
60	Franklin Electric Co., Inc.	2,935
118	Gardner Denver, Inc.	6,381
82	GATX Corp.	3,140
281	Genco Shipping & Trading Ltd. (Marshall Islands)(a) (b)	877
142	General Cable Corp.(a)	4,041
80	Genesee & Wyoming, Inc., Class A(a)	4,009
292	Gentex Corp.	6,512
82	Gorman-Rupp Co.	2,297
124	Graco, Inc.	5,973
317	GrafTech International Ltd.(a)	3,382
81	Granite Construction, Inc.	1,857
197	Graphic Packaging Holding Co.(a)	975
58	Greenbrier Cos., Inc.(a)	803
72	Greif, Inc., Class A	3,149
379	Griffon Corp.	3,036
79	Gulfmark Offshore, Inc., Class A(a)	2,820
170	Harsco Corp.	3,417
34	Haynes International, Inc.	1,734
107	Heartland Express, Inc.	1,524
274	Heckmann Corp.(a) (b)	926
102	HEICO Corp., Class A	3,417
219	Hexcel Corp.(a)	5,339
144	Hillenbrand, Inc.	2,703
84	Hub Group, Inc., Class A(a)	2,937
75	Hubbell, Inc., Class B	5,919
63	Huntington Ingalls Industries, Inc.(a)	2,317
171	IDEX Corp.	6,794
146	II-VI, Inc.(a)	2,759
90	Interline Brands, Inc.(a)	2,256
103	iRobot Corp.(a)	2,182
62	Itron, Inc.(a)	2,221
174	ITT Corp.	3,572
216	JB Hunt Transport Services, Inc.	12,340
87	John Bean Technologies Corp.	1,212
80	Kaman Corp.	2,340
275	Kansas City Southern	18,144
80	Kaydon Corp.	1,785
311	KBR, Inc.	7,921
149	Kemet Corp.(a)	857
173	Kennametal, Inc.	6,013
106	Kirby Corp.(a)	5,595
119	Knight Transportation, Inc.	1,994
58	Koppers Holdings, Inc.	2,036
238	Kratos Defense & Security Solutions, Inc.(a)	1,288
104	Landstar System, Inc.	5,481
64	Layne Christensen Co.(a)	1,200
86	Lennox International, Inc.	3,689
194	Lincoln Electric Holdings, Inc.	9,231
43	Lindsay Corp.	2,393
55	Littelfuse, Inc.	3,165
314	Louisiana-Pacific Corp.(a)	2,958
58	LSB Industries, Inc.(a)	1,614
346	Manitowoc Co., Inc.	3,598
91	Marten Transport	1,863
97	Martin Marietta Materials, Inc.(b)	6,545
150	MasTec, Inc.(a)	2,452
499	McDermott International, Inc. (Panama)(a)	5,065
61	Mettler-Toledo International, Inc.(a)	9,523
98	Michael Baker Corp.(a)	2,259
52	Middleby Corp.(a)	5,318
79	Mine Safety Appliances Co.	3,245
69	Moog, Inc., Class A(a)	2,623
92	Mueller Industries, Inc.	3,908
545	Mueller Water Products, Inc., Class A	1,902
94	MYR Group, Inc.(a)	1,430
18	NACCO Industries, Inc., Class A	1,889
190	National Instruments Corp.	4,948
14	National Presto Industries, Inc.(b)	939
122	Newport Corp.(a)	1,451
114	Nordson Corp.	6,112
112	Old Dominion Freight Line, Inc.(a)	4,879
136	Orbital Sciences Corp.(a)	1,522
54	OSI Systems, Inc.(a)	3,446
239	Owens Corning(a)	7,376
303	Packaging Corp. of America	8,129
64	Park Electrochemical Corp.	1,501
210	Pentair, Inc.	8,560
78	Plexus Corp.(a)	2,184
88	Polypore International, Inc.(a) (b)	3,255
229	Power-One, Inc.(a)	950
106	Quanex Building Products Corp.	1,750
180	RailAmerica, Inc.(a)	4,288
68	Raven Industries, Inc.	4,530
80	RBC Bearings, Inc.(a)	3,712
66	Regal-Beloit Corp.	3,979
926	Rentech, Inc.(a)	1,741
129	Robbins & Myers, Inc.	5,881
119	Rock-Tenn Co., Class A	6,139
98	Rofin-Sinar Technologies, Inc.(a)	1,945
52	Rogers Corp.(a)	2,096
80	RTI International Metals, Inc.(a)	1,679
176	Sanmina-SCI Corp.(a)	1,251
202	Shaw Group, Inc.(a)	5,131
139	Ship Finance International Ltd. (Bermuda)(b)	2,153
118	Silgan Holdings, Inc.	4,932
92	Simpson Manufacturing Co., Inc.	2,557
358	SmartHeat, Inc.(a)(e)	1,446
196	Sonoco Products Co.	6,031
188	Spirit Aerosystems Holdings, Inc., Class A(a)	4,337
118	SPX Corp.	8,476
141	STR Holdings, Inc.(a)	539
47	Sturm Ruger & Co., Inc.	1,832
84	Sun Hydraulics Corp.	1,960
242	SunPower Corp.(a) (b)	1,212
283	Swift Transportation Co.(a)	3,003
67	TAL International Group, Inc.	2,192
248	TASER International, Inc.(a)	1,334
83	Tech Data Corp.(a)	3,952
87	Teekay Corp. (Marshall Islands)	2,344
69	Teledyne Technologies, Inc.(a)	4,111
70	Tennant Co.	2,954
259	Terex Corp.(a)	4,307
127	Tetra Tech, Inc.(a)	3,174
52	Texas Industries, Inc.	1,664
61	Textainer Group Holdings Ltd. (Bermuda)	2,005
117	Tidewater, Inc.	5,274
218	Timken Co.	10,399
90	TransDigm Group, Inc.(a)	11,070
100	Tredegar Corp.	1,355
112	Trex Co., Inc.(a)	3,259
89	Trimas Corp.(a)	1,781
243	Trimble Navigation Ltd.(a)	11,461
191	Trinity Industries, Inc.	4,718
78	Triumph Group, Inc.	4,668
252	TTM Technologies, Inc.(a)	2,328
233	Tutor Perini Corp.(a)	2,619
132	Universal Display Corp.(a) (b)	3,716
48	Universal Forest Products, Inc.	1,807
190	URS Corp.	6,872
244	USG Corp.(a) (b)	3,762
232	UTi Worldwide, Inc. (British Virgin Islands)	3,628
51	Valmont Industries, Inc.	5,839
377	Vishay Intertechnology, Inc.(a)	4,004
107	Wabtec Corp.	7,769
220	Waste Connections, Inc.	6,809
62	Watts Water Technologies, Inc., Class A	2,049
100	Werner Enterprises, Inc.	2,434
149	Woodward, Inc.	5,619
150	Worthington Industries, Inc.	2,437
121	XPO Logistics, Inc.(a)	2,161
127	Zebra Technologies Corp., Class A(a)	4,251
		829,504

	Technology - 8.3%
94	3D Systems Corp.(a) (b)	2,858
102	ACI Worldwide, Inc.(a)	3,895
1,040	Activision Blizzard, Inc.	12,210
181	Acxiom Corp.(a)	2,547
120	Advent Software, Inc.(a)	3,131
407	Allscripts Healthcare Solutions, Inc.(a)	4,404
288	Amkor Technology, Inc.(a)	1,362
175	ANSYS, Inc.(a)	10,828
295	Applied Micro Circuits Corp.(a)	1,575
229	Ariba, Inc.(a)	10,289
219	Aspen Technology, Inc.(a)	4,840
70	athenahealth, Inc.(a)	5,088
1,150	Atmel Corp.(a)	8,050
106	ATMI, Inc.(a)	2,121
117	Avid Technology, Inc.(a)	835
76	Blackbaud, Inc.	1,965
107	Bottomline Technologies, Inc.(a)	1,913
314	Broadridge Financial Solutions, Inc.	6,352
1,198	Brocade Communications Systems, Inc.(a)	5,571
172	Brooks Automation, Inc.	1,612
54	Cabot Microelectronics Corp.	1,692
65	CACI International, Inc., Class A(a)	2,782
587	Cadence Design Systems, Inc.(a)	5,987
138	Cavium, Inc.(a)	3,341
57	Ceva, Inc.(a)	991
114	Cirrus Logic, Inc.(a)	3,274
97	CommVault Systems, Inc.(a)	4,546
45	Computer Programs & Systems, Inc.	2,448
655	Compuware Corp.(a)	5,895
85	Concur Technologies, Inc.(a)	5,257
233	Cree, Inc.(a) (b)	5,841
104	CSG Systems International, Inc.(a)	1,716
24	CSR PLC, ADR (United Kingdom)	306
320	Cypress Semiconductor Corp.	4,221
163	Diebold, Inc.	6,033
90	Diodes, Inc.(a)	1,761
92	DST Systems, Inc.	4,701
114	Ebix, Inc.(b)	1,984
163	Echelon Corp.(a)	575
233	Electronics for Imaging, Inc.(a)	3,434
236	Emulex Corp.(a)	1,586
428	Entegris, Inc.(a)	3,300
315	Entropic Communications, Inc.(a)	1,266
85	Fair Isaac Corp.	3,456
297	Fairchild Semiconductor International, Inc.(a)	3,923
248	Fortinet, Inc.(a)	5,270
436	GT Advanced Technologies, Inc.(a)	1,831
77	Hittite Microwave Corp.(a)	3,795
54	iGATE Corp.(a)	885
94	IHS, Inc., Class A(a)	9,305
210	Informatica Corp.(a)	8,700
118	Insight Enterprises, Inc.(a)	1,757
449	Integrated Device Technology, Inc.(a)	2,465
148	International Rectifier Corp.(a)	2,788
268	Intersil Corp., Class A	2,827
110	j2 Global, Inc.	2,661
181	Jack Henry & Associates, Inc.	5,975
100	JDA Software Group, Inc.(a)	2,768
225	Kulicke & Soffa Industries, Inc.(a)	2,367
251	Lam Research Corp.(a)	9,362
232	Lattice Semiconductor Corp.(a)	1,060
234	LivePerson, Inc.(a)	4,039
66	Manhattan Associates, Inc.(a)	3,135
59	ManTech International Corp., Class A	1,286
978	Marvell Technology Group Ltd. (Bermuda)	12,254
388	Maxim Integrated Products, Inc.	9,762
93	Maxwell Technologies, Inc.(a)	645
154	MedAssets, Inc.(a)	1,743
123	Medidata Solutions, Inc.(a)	3,476
388	MEMC Electronic Materials, Inc.(a)	648
270	Mentor Graphics Corp.(a)	3,807
180	Micrel, Inc.	1,762
173	MICROS Systems, Inc.(a)	9,127
197	Microsemi Corp.(a)	3,479
21	MicroStrategy, Inc., Class A(a)	2,562
125	MKS Instruments, Inc.	3,269
103	Monolithic Power Systems, Inc.(a)	1,935
274	MSCI, Inc., Class A(a)	9,264
59	MTS Systems Corp.	2,281
342	NCR Corp.(a)	7,326
112	Netscout Systems, Inc.(a)	2,246
114	NetSuite, Inc.(a)	5,349
500	Nuance Communications, Inc.(a)	10,345
106	Omnicell, Inc.(a)	1,388
136	OmniVision Technologies, Inc.(a)	2,201
827	ON Semiconductor Corp.(a)	5,574
41	Opnet Technologies, Inc.	1,024
244	Parametric Technology Corp.(a)	4,929
46	Pegasystems, Inc.	1,426
459	PMC - Sierra, Inc.(a)	2,928
57	Power Integrations, Inc.	2,326
130	Progress Software Corp.(a)	2,499
92	QLIK Technologies, Inc.(a)	2,091
175	QLogic Corp.(a)	2,382
82	Quality Systems, Inc.	2,346
639	Quantum Corp.(a)	1,246
152	Quest Software, Inc.(a)	3,800
153	Rambus, Inc.(a)	736
80	Realpage, Inc.(a)	1,428
300	Riverbed Technology, Inc.(a)	4,920
249	Rovi Corp.(a)	6,083
149	Semtech Corp.(a)	3,589
213	Sigma Designs, Inc.(a)	1,274
128	Silicon Graphics International(a) (b)	754
372	Silicon Image, Inc.(a)	1,644
88	Silicon Laboratories, Inc.(a)	3,039
413	Skyworks Solutions, Inc.(a)	11,093
173	SolarWinds, Inc.(a)	7,934
145	Solera Holdings, Inc.	6,438
84	Standard Microsystems Corp.(a)	3,078
181	STEC, Inc.(a) (b)	1,278
56	Stratasys, Inc.(a) (b)	2,661
179	Super Micro Computer, Inc.(a)	2,853
91	Sykes Enterprises, Inc.(a)	1,370
80	Synaptics, Inc.(a)	2,146
84	Synchronoss Technologies, Inc.(a)	1,504
46	SYNNEX Corp.(a)	1,534
311	Synopsys, Inc.(a)	9,190
65	Syntel, Inc.	3,634
244	Take-Two Interactive Software, Inc.(a)	2,811
142	Tessera Technologies, Inc.	1,930
339	TriQuint Semiconductor, Inc.(a)	1,766
92	Tyler Technologies, Inc.(a)	3,432
57	Ultimate Software Group, Inc.(a)	4,579
68	Ultratech, Inc.(a)	2,062
71	Unisys Corp.(a)	1,115
90	Veeco Instruments, Inc.(a) (b)	3,121
195	VeriFone Systems, Inc.(a)	7,041
65	Verint Systems, Inc.(a)	1,867
114	VMware, Inc., Class A(a)	10,603
84	Volterra Semiconductor Corp.(a)	2,334
		492,319

	Utilities - 4.1%
106	ALLETE, Inc.	4,139
200	Alliant Energy Corp.	8,738
84	American States Water Co.	3,090
370	American Water Works Co., Inc.	12,658
320	Aqua America, Inc.	7,392
173	Atmos Energy Corp.	5,733
156	Avista Corp.	3,964
107	Black Hills Corp.	3,443
162	California Water Service Group	2,820
1,058	Calpine Corp.(a)	17,774
62	CH Energy Group, Inc.	4,069
80	Chesapeake Utilities Corp.	3,381
149	Cleco Corp.	6,085
147	El Paso Electric Co.	4,511
151	Empire District Electric Co.	3,028
119	EnerNOC, Inc.(a)	752
2,019	GenOn Energy, Inc.(a)	3,473
307	Great Plains Energy, Inc.	6,115
235	Hawaiian Electric Industries, Inc.	6,488
120	IDACORP, Inc.	4,715
90	ITC Holdings Corp.	6,206
81	Laclede Group, Inc.	3,087
373	MDU Resources Group, Inc.	8,381
88	MGE Energy, Inc.	3,971
172	National Fuel Gas Co.	7,436
102	New Jersey Resources Corp.	4,282
257	Northeast Utilities	9,255
78	Northwest Natural Gas Co.	3,615
127	NorthWestern Corp.	4,510
462	NV Energy, Inc.	7,993
153	OGE Energy Corp.	8,146
101	Otter Tail Corp.	2,134
62	PICO Holdings, Inc.(a)	1,374
168	Piedmont Natural Gas Co., Inc.	5,094
245	PNM Resources, Inc.	4,569
215	Portland General Electric Co.	5,407
301	Questar Corp.	6,041
86	South Jersey Industries, Inc.	4,163
126	Southwest Gas Corp.	5,289
181	UGI Corp.	5,191
107	UIL Holdings Corp.	3,618
97	UNS Energy Corp.	3,637
202	Vectren Corp.	5,923
250	Westar Energy, Inc.	7,155
107	WGL Holdings, Inc.	4,168
		243,013

	Total Common Stocks - 99.5%
	(Cost $5,116,065)	5,915,915

	Master Limited Partnership - 0.1%
	Energy - 0.1%
261	Energy Transfer Equity, LP	9,482
	(Cost $6,223)

	Warrant - 0.0%*
22	Magnum Hunter Resources, 10/14/2013(a)(e)	11
	(Cost $0)

	Total Long-Term Investments - 99.6%
	(Cost $5,122,288)	5,925,408

	Investments of Collateral for Securities Loaned - 4.8%
	Money Market Fund - 4.8%
281,831	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	281,831
	(Cost $281,831)

	Total Investments - 104.4%
	(Cost $5,404,119)	6,207,239
	Liabilities in excess of Other Assets - (4.4%)	(259,404)
	Net Assets - 100.0%	$ 5,947,835

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

*	Less than 0.1%
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2012.
(c)	At May 31, 2012, the total market value of the Fund's securities on loan was $276,383 and the total market value of the collateral held by the Fund was $281,831.
(d)	Interest rate shown reflects yield as of May 31, 2012.
(e)	Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $1,457 which represents less than 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Country Allocation**
United States	95.8%
Bermuda	2.6%
Canada	0.3%
Cayman Islands	0.3%
Puerto Rico	0.2%
Ireland	0.2%
Luxembourg	0.1%
Liberia	0.1%
Switzerland	0.1%
Panama	0.1%
Marshall Islands	0.1%
British Virgin Islands	0.1%
Curacao	0.0%	***
Bahamas	0.0%	***
United Kingdom	0.0%	***

** Subject to change daily. Based on long-term investments.
***Less than 0.1%.

At May 31, 2012 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,393,866	$1,259,943	$(446,570)	$813,373

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$241	$-		$-	$241
Communications	400	-		-	400
Consumer, Cyclical	900	-		-	900
Consumer, Non-cyclical	1,081	-		-	1,081
Diversified	2	-		-	2
Energy	361	-		-	361
Financial	1,366	-		-	1,366
Industrial	829	1		-	830
Technology	492	-		-	492
Utilities	243	-		-	243
Master Limited Partnership	9	-		-	9
Warrants	-	-	†	-	-	†
Investments of Collateral for Securities Loaned	282	-		-	282
Total	$6,206	$1		$-	$6,207

† Market value is less than minimum figure disclosed.

The transfers in and out of the valuation levels for the Wilshire 4500 Completion ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2:	1

The transfer from Level 1 to Level 2 is a result of Smart Heat, Inc. being halted on the principal exchange on May 30, 2012. Trading of Smart Heat, Inc. will remain halted until the company has fully satisfied the NASDAQ's request for additional Informaion. As of May 31, 2012, Smart Heat, Inc is valued at the last posted trading price.

WFVK Wilshire 5000 Total Market ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 99.5%
	Basic Materials - 3.3%
74	Air Products & Chemicals, Inc.	$ 5,849
32	Airgas, Inc.	2,778
34	Albemarle Corp.	2,064
403	Alcoa, Inc.	3,446
46	Allegheny Technologies, Inc.	1,478
66	Allied Nevada Gold Corp.(a)	1,712
30	Ashland, Inc.	1,918
32	Cabot Corp.	1,210
28	Carpenter Technology Corp.	1,262
56	Celanese Corp., Series A	2,229
28	CF Industries Holdings, Inc.	4,787
144	Chemtura Corp.(a)	2,176
54	Cliffs Natural Resources, Inc.	2,580
54	Coeur d'Alene Mines Corp.(a)	913
68	Commercial Metals Co.	794
16	Compass Minerals International, Inc.	1,139
22	Cytec Industries, Inc.	1,330
18	Domtar Corp.	1,424
501	Dow Chemical Co.	15,561
56	Eastman Chemical Co.	2,607
104	Ecolab, Inc.	6,574
359	EI du Pont de Nemours & Co.	17,325
60	FMC Corp.	3,058
389	Freeport-McMoRan Copper & Gold, Inc.	12,464
150	Hecla Mining Co.	637
92	Huntsman Corp.	1,178
34	International Flavors & Fragrances, Inc.	1,917
170	International Paper Co.	4,964
30	Intrepid Potash, Inc.(a)	589
54	MeadWestvaco Corp.	1,485
42	Molycorp, Inc.(a) (b)	827
237	Monsanto Co.	18,296
72	Mosaic Co.	3,433
8	NewMarket Corp.	1,670
187	Newmont Mining Corp.	8,819
124	Nucor Corp.	4,434
48	Olin Corp.	920
62	PPG Industries, Inc.	6,413
120	Praxair, Inc.	12,749
34	Reliance Steel & Aluminum Co.	1,605
28	Rockwood Holdings, Inc.(a)	1,355
26	Royal Gold, Inc.	1,759
60	RPM International, Inc.	1,582
30	Sensient Technologies Corp.	1,096
44	Sherwin-Williams Co.	5,704
42	Sigma-Aldrich Corp.	2,914
64	Solutia, Inc.	1,757
56	Southern Copper Corp.	1,593
112	Steel Dynamics, Inc.	1,180
105	Stillwater Mining Co.(a)	891
62	Titanium Metals Corp.	712
66	U.S. Steel Corp.(b)	1,340
44	Valspar Corp.	2,121
50	Vulcan Materials Co.	1,732
30	WR Grace & Co.(a)	1,575
		193,925

	Communications - 9.8%
20	AboveNet, Inc.(a)	1,666
28	Acme Packet, Inc.(a)	641
46	ADTRAN, Inc.	1,345
138	Amazon.com, Inc.(a)	29,382
26	AMC Networks, Inc., Class A(a)	1,003
60	AOL, Inc.(a)	1,646
94	Arris Group, Inc.(a)	1,159
85	Aruba Networks, Inc.(a)	1,117
2,510	AT&T, Inc.	85,767
104	Cablevision Systems Corp., Class A	1,190
287	CBS Corp., Class B	9,161
220	CenturyLink, Inc.	8,628
64	Ciena Corp.(a)	867
2,360	Cisco Systems, Inc.	38,539
781	Comcast Corp., Class A	22,579
571	Corning, Inc.	7,417
124	Crown Castle International Corp.(a)	6,770
34	Digital River, Inc.(a)	496
40	DigitalGlobe, Inc.(a)	646
262	DIRECTV, Class A(a)	11,646
50	Discovery Communications, Inc., Class A(a)	2,505
90	DISH Network Corp., Class A	2,524
387	eBay, Inc.(a)	15,167
14	Equinix, Inc.(a)	2,284
50	Expedia, Inc.	2,294
38	F5 Networks, Inc.(a)	3,932
26	FactSet Research Systems, Inc.	2,741
70	Finisar Corp.(a)	1,004
485	Frontier Communications Corp.(b)	1,814
102	Gannett Co., Inc.	1,332
104	Google, Inc., Class A(a)	60,409
58	Harris Corp.	2,307
56	IAC/InterActiveCorp	2,516
40	InterDigital, Inc.(b)	988
176	Interpublic Group of Cos., Inc.	1,829
32	IPG Photonics Corp.(a)	1,370
134	JDS Uniphase Corp.(a)	1,360
28	John Wiley & Sons, Inc., Class A	1,274
205	Juniper Networks, Inc.(a)	3,526
32	Lamar Advertising Co., Class A(a)	787
62	Leap Wireless International, Inc.(a)	358
60	Level 3 Communications, Inc.(a)	1,274
60	Liberty Global, Inc., Class A(a)	2,772
241	Liberty Interactive Corp., Class A(a)	4,039
62	Liberty Media Corp. - Liberty Capital, Class A(a)	5,256
138	McGraw-Hill Cos., Inc.	5,986
24	Meredith Corp.(b)	710
195	MetroPCS Communications, Inc.(a)	1,248
132	Motorola Solutions, Inc.	6,347
22	NetFlix, Inc.(a) (b)	1,396
46	NeuStar, Inc., Class A(a)	1,480
80	New York Times Co., Class A(a)	532
647	News Corp., Class A	12,422
72	NII Holdings, Inc.(a)	829
144	Omnicom Group, Inc.	6,866
16	OpenTable, Inc.(a) (b)	635
30	Plantronics, Inc.	903
104	Polycom, Inc.(a)	1,190
18	priceline.com, Inc.(a)	11,259
42	Rackspace Hosting, Inc.(a)	2,078
172	RF Micro Devices, Inc.(a)	648
56	SBA Communications Corp., Class A(a)	2,909
52	Scripps Networks Interactive, Inc., Class A	2,848
1,839	Sirius XM Radio, Inc.(a)	3,476
996	Sprint Nextel Corp.(a)	2,560
341	Symantec Corp.(a)	5,060
47	Telephone & Data Systems, Inc.	933
229	Tellabs, Inc.	838
108	TIBCO Software, Inc.(a)	2,889
128	Time Warner Cable, Inc.	9,651
427	Time Warner, Inc.	14,719
68	tw telecom, Inc.(a)	1,577
80	VeriSign, Inc.(a)	3,058
1,236	Verizon Communications, Inc.	51,467
225	Viacom, Inc., Class B	10,739
32	ViaSat, Inc.(a)	1,345
92	Virgin Media, Inc.(b)	2,027
77	VirnetX Holding Corp.(a) (b)	2,567
647	Walt Disney Co.	29,574
2	Washington Post Co., Class B(b)	698
28	WebMD Health Corp.(a) (b)	645
223	Windstream Corp.	2,087
465	Yahoo!, Inc.(a)	7,087
		570,610

	Consumer, Cyclical - 10.4%
40	Abercrombie & Fitch Co., Class A	1,342
12	Advance Auto Parts, Inc.	875
54	Aeropostale, Inc.(a)	999
48	Alaska Air Group, Inc.(a)	1,646
112	American Eagle Outfitters, Inc.	2,163
50	ANN, Inc.(a)	1,344
56	Arrow Electronics, Inc.(a)	1,899
72	Ascena Retail Group, Inc.(a)	1,363
40	Autoliv, Inc.	2,312
92	AutoNation, Inc.(a) (b)	3,314
16	AutoZone, Inc.(a)	6,084
30	Bally Technologies, Inc.(a)	1,396
88	Bed Bath & Beyond, Inc.(a)	6,358
154	Best Buy Co., Inc.	2,883
38	Big Lots, Inc.(a)	1,396
44	BorgWarner, Inc.(a)	3,157
56	Brinker International, Inc.	1,809
62	Brunswick Corp.	1,358
30	Buckle, Inc.(b)	1,174
70	CarMax, Inc.(a)	1,975
128	Carnival Corp. (Panama)	4,108
34	Carter's, Inc.(a)	1,834
38	Casey's General Stores, Inc.	2,152
22	Cash America International, Inc.	979
36	Cheesecake Factory, Inc.(a)	1,168
92	Chico's FAS, Inc.	1,344
16	Chipotle Mexican Grill, Inc.(a)	6,609
22	Choice Hotels International, Inc.	801
74	Cintas Corp.	2,731
134	Coach, Inc.	9,038
40	Collective Brands, Inc.(a)	851
52	Cooper Tire & Rubber Co.	805
80	Copart, Inc.(a)	2,169
128	Costco Wholesale Corp.	11,058
577	CVS Caremark Corp.	25,930
76	Dana Holding Corp.	1,012
64	Darden Restaurants, Inc.	3,311
30	Deckers Outdoor Corp.(a) (b)	1,670
491	Delta Air Lines, Inc.(a)	5,941
48	Dick's Sporting Goods, Inc.	2,232
44	Dillard's, Inc., Class A	2,959
30	Dolby Laboratories, Inc., Class A(a)	1,287
56	Dollar Tree, Inc.(a)	5,778
62	Domino's Pizza, Inc.	1,904
134	DR Horton, Inc.	2,224
26	DreamWorks Animation SKG, Inc., Class A(a) (b)	463
42	Ezcorp, Inc., Class A(a)	991
68	Family Dollar Stores, Inc.	4,607
120	Fastenal Co.	5,308
58	Federal-Mogul Corp.(a)	648
92	Foot Locker, Inc.	2,920
1,466	Ford Motor Co.	15,481
28	Fossil, Inc.(a)	2,048
98	GameStop Corp., Class A(b)	1,880
205	Gap, Inc.	5,433
302	General Motors Co.(a)	6,704
72	Genuine Parts Co.	4,536
110	Goodyear Tire & Rubber Co.(a)	1,150
34	Guess?, Inc.	906
40	Hanesbrands, Inc.(a)	1,114
84	Harley-Davidson, Inc.	4,047
26	Harman International Industries, Inc.	1,020
60	Hasbro, Inc.	2,125
509	Home Depot, Inc.	25,114
28	Hyatt Hotels Corp., Class A(a)	1,036
66	Iconix Brand Group, Inc.(a)	989
90	Ingram Micro, Inc., Class A(a)	1,605
140	International Game Technology	2,002
40	Jack in the Box, Inc.(a)	1,034
102	JC Penney Co., Inc.	2,675
187	JetBlue Airways Corp.(a)	978
274	Johnson Controls, Inc.	8,258
48	Jones Group, Inc.	463
88	Kohl's Corp.	4,032
201	Las Vegas Sands Corp.	9,282
48	Lear Corp.	1,913
74	Lennar Corp., Class A(b)	2,019
114	Limited Brands, Inc.	5,057
78	LKQ Corp.(a)	2,842
467	Lowe's Cos., Inc.	12,478
179	Macy's, Inc.	6,811
38	Madison Square Garden Co., Class A(a)	1,425
142	Marriott International, Inc., Class A	5,497
14	Marriott Vacations Worldwide Corp.(a)	396
140	Mattel, Inc.	4,358
407	McDonald's Corp.	36,361
30	MDC Holdings, Inc.	862
82	Meritor, Inc.(a)	444
136	MGM Resorts International(a)	1,473
28	Mohawk Industries, Inc.(a)	1,907
28	MSC Industrial Direct Co., Inc., Class A	2,008
36	Navistar International Corp.(a)	1,006
114	Newell Rubbermaid, Inc.	2,098
134	NIKE, Inc., Class B	14,496
92	Nordstrom, Inc.	4,358
36	Nu Skin Enterprises, Inc., Class A	1,544
2	NVR, Inc.(a)	1,610
64	O'Reilly Automotive, Inc.(a)	6,131
62	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	523
42	Oshkosh Corp.(a)	860
38	Owens & Minor, Inc.	1,082
152	PACCAR, Inc.	5,711
14	Panera Bread Co., Class A(a)	2,057
44	Penn National Gaming, Inc.(a)	2,022
64	PetSmart, Inc.	4,124
18	PF Chang's China Bistro, Inc.	923
40	Polaris Industries, Inc.	3,039
81	Pulte Group, Inc.(a)	758
28	PVH Corp.	2,268
66	RadioShack Corp.(b)	306
20	Ralph Lauren Corp.	2,976
52	Regal Entertainment Group, Class A(b)	715
986	Rite Aid Corp.(a)	1,282
96	Ross Stores, Inc.	6,070
60	Royal Caribbean Cruises Ltd. (Liberia)	1,413
118	Saks, Inc.(a)	1,163
54	Scientific Games Corp., Class A(a)	461
40	Sears Holdings Corp.(a) (b)	1,976
36	Signet Jewelers Ltd. (Bermuda)	1,572
237	Southwest Airlines Co.	2,140
213	Staples, Inc.	2,799
280	Starbucks Corp.	15,369
62	Starwood Hotels & Resorts Worldwide, Inc.	3,277
251	Target Corp.	14,535
34	Tempur-Pedic International, Inc.(a)	1,571
34	Tenneco, Inc.(a)	923
24	Thor Industries, Inc.	738
60	Tiffany & Co.	3,323
66	TiVo, Inc.(a)	564
328	TJX Cos., Inc.	13,927
80	Toll Brothers, Inc.(a)	2,182
22	Toro Co.	1,639
44	Tractor Supply Co.	4,019
48	TRW Automotive Holdings Corp.(a)	1,851
44	Ulta Salon Cosmetics & Fragrance, Inc.	3,932
22	Under Armour, Inc., Class A(a)	2,216
154	United Continental Holdings, Inc.(a)	3,876
28	United Stationers, Inc.	707
60	Urban Outfitters, Inc.(a)	1,678
104	US Airways Group, Inc.(a)	1,375
36	VF Corp.	5,077
44	Visteon Corp.(a)	1,760
32	WABCO Holdings, Inc.(a)	1,656
403	Walgreen Co.	12,300
685	Wal-Mart Stores, Inc.	45,087
28	Warnaco Group, Inc.(a)	1,246
18	Watsco, Inc.	1,325
281	Wendy's Co.	1,290
34	WESCO International, Inc.(a)	2,023
22	Whirlpool Corp.	1,361
48	Williams-Sonoma, Inc.	1,676
32	Wolverine World Wide, Inc.	1,360
38	World Fuel Services Corp.	1,425
28	WW Grainger, Inc.	5,422
60	Wyndham Worldwide Corp.	2,988
30	Wynn Resorts Ltd.	3,091
181	Yum! Brands, Inc.	12,735
		606,449

	Consumer, Non-cyclical - 21.8%
56	Aaron's, Inc.	1,487
643	Abbott Laboratories	39,731
62	Acacia Research Corp.(a)	2,156
17	ACCO Brands Corp.(a)	155
30	Acorda Therapeutics, Inc.(a)	660
160	Aetna, Inc.	6,542
38	Alere, Inc.(a)	698
76	Alexion Pharmaceuticals, Inc.(a)	6,883
46	Align Technology, Inc.(a)	1,437
122	Allergan, Inc.	11,011
30	Alliance Data Systems Corp.(a)	3,780
759	Altria Group, Inc.	24,432
34	AMERIGROUP Corp.(a)	2,122
110	AmerisourceBergen Corp.	4,069
363	Amgen, Inc.	25,236
68	Amylin Pharmaceuticals, Inc.(a)	1,803
68	Apollo Group, Inc., Class A(a)	2,164
259	Archer-Daniels-Midland Co.	8,257
130	Ariad Pharmaceuticals, Inc.(a)	2,154
191	Automatic Data Processing, Inc.	9,961
30	Auxilium Pharmaceuticals, Inc.(a)	573
46	Avery Dennison Corp.	1,339
125	Avis Budget Group, Inc.(a)	1,856
118	Avon Products, Inc.	1,953
210	Baxter International, Inc.	10,630
68	Beam, Inc.	4,118
92	Becton Dickinson and Co.	6,728
82	Biogen Idec, Inc.(a)	10,722
60	BioMarin Pharmaceutical, Inc.(a)	2,138
14	Bio-Rad Laboratories, Inc., Class A(a)	1,395
613	Boston Scientific Corp.(a)	3,519
40	Brink's Co.	911
661	Bristol-Myers Squibb Co.	22,038
60	Brookdale Senior Living, Inc.(a)	989
42	Brown-Forman Corp., Class B	3,662
72	Bruker Corp.(a)	1,068
80	Bunge Ltd. (Bermuda)	4,760
70	Cadiz, Inc.(a)	529
92	Campbell Soup Co.(b)	2,916
130	Cardinal Health, Inc.	5,379
24	Cardtronics, Inc.(a)	672
46	Career Education Corp.(a)	301
92	CareFusion Corp.(a)	2,230
24	Catalyst Health Solutions, Inc.(a)	2,085
199	Celgene Corp.(a)	13,582
38	Charles River Laboratories International, Inc.(a)	1,268
16	Chemed Corp.	889
72	Church & Dwight Co., Inc.	3,833
108	CIGNA Corp.	4,742
62	Clorox Co.	4,266
843	Coca-Cola Co.	62,997
154	Coca-Cola Enterprises, Inc.	4,213
194	Colgate-Palmolive Co.	19,070
44	Community Health Systems, Inc.(a)	968
185	ConAgra Foods, Inc.	4,653
102	Constellation Brands, Inc., Class A(a)	1,968
84	Convergys Corp.	1,172
24	Cooper Cos., Inc.	2,044
36	CoreLogic, Inc.(a)	612
64	Corrections Corp. of America	1,668
30	Covance, Inc.(a)	1,392
66	Coventry Health Care, Inc.	2,006
38	CR Bard, Inc.	3,693
48	Cubist Pharmaceuticals, Inc.(a)	1,926
42	DaVita, Inc.(a)	3,413
112	Dean Foods Co.(a)	1,752
68	DENTSPLY International, Inc.	2,516
30	DeVry, Inc.	820
106	Dr Pepper Snapple Group, Inc.	4,374
40	Edwards Lifesciences Corp.(a)	3,415
399	Eli Lilly & Co.	16,339
64	Endo Health Solutions, Inc.(a)	2,081
52	Equifax, Inc.	2,349
88	Estee Lauder Cos., Inc., Class A	4,765
320	Express Scripts Holding Co.(a)	16,701
90	Flowers Foods, Inc.	1,982
106	Forest Laboratories, Inc.(a)	3,710
34	FTI Consulting, Inc.(a)	1,073
50	Gartner, Inc.(a)	2,034
237	General Mills, Inc.	9,072
74	Genpact Ltd. (Bermuda)(a)	1,154
30	Gen-Probe, Inc.(a)	2,427
329	Gilead Sciences, Inc.(a)	16,434
36	Global Payments, Inc.	1,529
60	Green Mountain Coffee Roasters, Inc.(a) (b)	1,416
134	H&R Block, Inc.	2,046
20	Haemonetics Corp.(a)	1,394
36	Harris Teeter Supermarkets, Inc.	1,351
62	HCA Holdings, Inc.	1,611
130	Health Management Associates, Inc., Class A(a)	833
52	Health Net, Inc.(a)	1,332
60	HealthSouth Corp.(a)	1,148
36	Henry Schein, Inc.(a)	2,675
64	Herbalife Ltd. (Cayman Islands)	2,867
98	Hershey Co.	6,552
88	Hertz Global Holdings, Inc.(a)	1,198
36	Hill-Rom Holdings, Inc.	1,059
116	HJ Heinz Co.	6,157
60	HMS Holdings Corp.(a)	1,607
116	Hologic, Inc.(a)	1,944
80	Hormel Foods Corp.	2,393
54	Hospira, Inc.(a)	1,688
33	Human Genome Sciences, Inc.(a)	449
62	Humana, Inc.	4,736
22	IDEXX Laboratories, Inc.(a)	1,867
58	Illumina, Inc.(a)	2,497
78	Incyte Corp. Ltd.(a) (b)	1,662
42	Ingredion, Inc.(a)	2,146
24	InterMune, Inc.(a) (b)	250
12	Intuitive Surgical, Inc.(a)	6,277
76	Iron Mountain, Inc.	2,155
20	ITT Educational Services, Inc.(a) (b)	1,138
38	Jarden Corp.	1,545
54	JM Smucker Co.	4,134
1,108	Johnson & Johnson	69,172
96	Kellogg Co.	4,683
168	Kimberly-Clark Corp.	13,331
607	Kraft Foods, Inc., Class A	23,230
271	Kroger Co.	5,965
42	Laboratory Corp. of America Holdings(a)	3,498
18	Lancaster Colony Corp.	1,212
22	Lender Processing Services, Inc.	508
76	Life Technologies Corp.(a)	3,109
30	LifePoint Hospitals, Inc.(a)	1,105
44	Lincare Holdings, Inc.	1,009
66	Live Nation Entertainment, Inc.(a)	617
50	Lorillard, Inc.	6,180
24	Magellan Health Services, Inc.(a)	1,012
34	Manpower, Inc.	1,222
38	Masimo Corp.(a)	715
40	MasterCard, Inc., Class A	16,260
26	Matthews International Corp., Class A	783
62	McCormick & Co., Inc.	3,494
102	McKesson Corp.	8,903
88	Mead Johnson Nutrition Co.	7,105
40	Medicis Pharmaceutical Corp., Class A	1,444
46	Medivation, Inc.(a)	3,875
26	MEDNAX, Inc.(a)	1,586
409	Medtronic, Inc.	15,068
1,216	Merck & Co., Inc.	45,697
58	Molson Coors Brewing Co., Class B	2,230
77	MoneyGram International, Inc.(a)	1,073
88	Monster Beverage Corp.(a)	6,389
70	Monster Worldwide, Inc.(a)	602
76	Moody's Corp.	2,781
28	Morningstar, Inc.	1,566
140	Mylan, Inc.(a)	3,034
56	Myriad Genetics, Inc.(a)	1,351
24	NuVasive, Inc.(a)	474
68	Omnicare, Inc.	2,143
40	Onyx Pharmaceuticals, Inc.(a)	1,831
38	PAREXEL International Corp.(a)	1,017
48	Patterson Cos., Inc.	1,596
148	Paychex, Inc.	4,436
637	PepsiCo, Inc.	43,220
36	Perrigo Co.	3,740
3,296	Pfizer, Inc.	72,084
44	PHH Corp.(a)	729
693	Philip Morris International, Inc.	58,565
15	Post Holdings, Inc.(a)	451
1,172	Procter & Gamble Co.	73,004
40	PSS World Medical, Inc.(a)	809
114	Quanta Services, Inc.(a)	2,574
58	Quest Diagnostics, Inc.	3,300
38	Questcor Pharmaceuticals, Inc.(a) (b)	1,573
30	Ralcorp Holdings, Inc.(a)	1,907
38	Regeneron Pharmaceuticals, Inc.(a)	5,155
46	Rent-A-Center, Inc.	1,549
68	ResMed, Inc.(a)	2,107
212	Reynolds American, Inc.	8,870
60	Robert Half International, Inc.	1,705
92	Rollins, Inc.	1,954
98	RR Donnelley & Sons Co.(b)	1,055
174	Safeway, Inc.(b)	3,309
185	SAIC, Inc.	2,055
30	Salix Pharmaceuticals Ltd.(a)	1,554
295	Sara Lee Corp.	6,166
32	Scotts Miracle-Gro Co., Class A	1,381
105	Seattle Genetics, Inc.(a) (b)	2,045
112	Service Corp. International	1,282
20	Sirona Dental Systems, Inc.(a)	856
70	Smithfield Foods, Inc.(a)	1,377
46	Snyders-Lance, Inc.	1,186
34	Sotheby's	1,037
134	St Jude Medical, Inc.	5,148
473	Star Scientific, Inc.(a)	1,835
34	STERIS Corp.	1,015
3	Strayer Education, Inc.(b)	270
106	Stryker Corp.	5,454
112	SUPERVALU, Inc.(b)	506
247	Sysco Corp.	6,894
24	Techne Corp.	1,629
24	Teleflex, Inc.	1,426
225	Tenet Healthcare Corp.(a)	1,060
68	Theravance, Inc.(a)	1,407
36	Thoratec Corp.(a)	1,092
100	Total System Services, Inc.	2,327
50	Towers Watson & Co., Class A	3,013
22	TreeHouse Foods, Inc.(a)	1,254
28	Tupperware Brands Corp.	1,513
130	Tyson Foods, Inc., Class A	2,518
44	United Rentals, Inc.(a)	1,520
26	United Therapeutics Corp.(a)	1,150
459	UnitedHealth Group, Inc.	25,598
54	Universal American Corp.(a)	531
18	Universal Corp.	813
40	Universal Health Services, Inc., Class B	1,550
28	Valassis Communications, Inc.(a)	558
50	Varian Medical Systems, Inc.(a)	2,933
44	VCA Antech, Inc.(a)	948
38	Verisk Analytics, Inc., Class A(a)	1,820
78	Vertex Pharmaceuticals, Inc.(a)	4,683
62	ViroPharma, Inc.(a)	1,249
192	Visa, Inc., Class A	22,118
92	Vivus, Inc.(a)	2,281
48	Watson Pharmaceuticals, Inc.(a)	3,422
44	Weight Watchers International, Inc.	2,497
34	WellCare Health Plans, Inc.(a)	1,920
140	WellPoint, Inc.	9,435
24	West Pharmaceutical Services, Inc.	1,147
285	Western Union Co.	4,674
76	Whole Foods Market, Inc.	6,734
90	Zimmer Holdings, Inc.	5,459
		1,269,584

	Diversified - 0.0%*
100	Leucadia National Corp.	2,032

	Energy - 10.2%
86	Alpha Natural Resources, Inc.(a)	901
203	Anadarko Petroleum Corp.	12,383
152	Apache Corp.	12,370
78	Arch Coal, Inc.(b)	495
66	ATP Oil & Gas Corp.(a) (b)	348
30	Atwood Oceanics, Inc.(a)	1,146
174	Baker Hughes, Inc.	7,261
28	Berry Petroleum Co., Class A	1,090
30	Bill Barrett Corp.(a)	579
92	Cabot Oil & Gas Corp.	2,994
104	Cameron International Corp.(a)	4,752
14	CARBO Ceramics, Inc.(b)	1,139
40	Carrizo Oil & Gas, Inc.(a)	884
112	Cheniere Energy, Inc.(a)	1,572
253	Chesapeake Energy Corp.(b)	4,276
829	Chevron Corp.	81,499
38	Cimarex Energy Co.	2,024
32	Comstock Resources, Inc.(a)	478
30	Concho Resources, Inc.(a)	2,632
549	ConocoPhillips	28,636
90	Consol Energy, Inc.	2,527
26	Continental Resources, Inc.(a) (b)	1,894
197	Denbury Resources, Inc.(a)	2,979
158	Devon Energy Corp.	9,404
24	Diamond Offshore Drilling, Inc.	1,396
42	Dresser-Rand Group, Inc.(a)	1,843
16	Dril-Quip, Inc.(a)	969
34	Energen Corp.	1,501
52	Energy XXI Bermuda Ltd. (Bermuda)	1,615
90	EOG Resources, Inc.	8,937
74	EQT Corp.	3,432
94	EXCO Resources, Inc.(b)	677
50	Exterran Holdings, Inc.(a)	577
2,057	Exxon Mobil Corp.	161,742
84	FMC Technologies, Inc.(a)	3,380
52	Forest Oil Corp.(a)	434
385	Halliburton Co.	11,573
70	Helix Energy Solutions Group, Inc.(a)	1,199
42	Helmerich & Payne, Inc.	1,903
116	Hess Corp.	5,069
150	HollyFrontier Corp.	4,422
80	Key Energy Services, Inc.(a)	793
416	Kinder Morgan, Inc.(b)	14,232
204	Kodiak Oil & Gas Corp. (Canada)(a)	1,654
24	Lufkin Industries, Inc.	1,379
285	Marathon Oil Corp.	7,099
142	Marathon Petroleum Corp.	5,122
52	McMoRan Exploration Co.(a) (b)	506
80	Murphy Oil Corp.	3,730
108	Nabors Industries Ltd. (Bermuda)(a)	1,463
183	National Oilwell Varco, Inc.	12,215
46	Newfield Exploration Co.(a)	1,378
54	Noble Energy, Inc.	4,561
345	Occidental Petroleum Corp.	27,348
56	Oceaneering International, Inc.	2,588
26	Oil States International, Inc.(a)	1,731
30	Oneok, Inc.	2,490
42	Patriot Coal Corp.(a) (b)	100
90	Patterson-UTI Energy, Inc.	1,361
118	Peabody Energy Corp.	2,757
274	Phillips 66(a)	8,228
52	Pioneer Natural Resources Co.	5,028
64	Plains Exploration & Production Co.(a)	2,291
72	QEP Resources, Inc.	1,895
84	Quicksilver Resources, Inc.(a) (b)	376
90	Range Resources Corp.	5,170
42	Rosetta Resources, Inc.(a)	1,625
56	Rowan Cos PLC (United Kingdom)(a)	1,680
265	SandRidge Energy, Inc.(a)	1,683
567	Schlumberger Ltd. (Curacao)	35,863
16	SEACOR Holdings, Inc.(a)	1,379
36	SM Energy Co.	1,947
144	Southwestern Energy Co.(a)	4,036
219	Spectra Energy Corp.	6,288
35	SunCoke Energy, Inc.(a)	491
66	Sunoco, Inc.	3,066
102	Superior Energy Services, Inc.(a)	2,207
32	Swift Energy Co.(a)	637
80	Tesoro Corp.(a)	1,770
84	Ultra Petroleum Corp. (Canada)(a)	1,556
24	Unit Corp.(a)	955
265	Valero Energy Corp.	5,592
24	Walter Energy, Inc.	1,163
44	Whiting Petroleum Corp.(a)	1,901
247	Williams Cos., Inc.	7,541
82	WPX Energy, Inc.(a)	1,203
		593,010

	Financial - 15.7%
22	Affiliated Managers Group, Inc.(a)	2,268
190	Aflac, Inc.	7,615
26	Alexandria Real Estate Equities, Inc., REIT	1,780
4	Alleghany Corp.(a)	1,316
24	Allied World Assurance Co. Holdings AG (Switzerland)	1,846
227	Allstate Corp.	7,704
42	Alterra Capital Holdings Ltd. (Bermuda)	933
68	American Campus Communities, Inc., REIT	2,985
66	American Capital Agency Corp., REIT	2,156
211	American Capital Ltd.(a)	1,954
415	American Express Co.	23,169
48	American Financial Group, Inc.	1,867
192	American International Group, Inc.(a)	5,603
14	American National Insurance Co.	956
164	American Tower Corp., REIT	10,640
92	Ameriprise Financial, Inc.	4,409
303	Annaly Capital Management, Inc., REIT	5,036
110	AON PLC (United Kingdom)	5,115
68	Apartment Investment & Management Co., Class A, REIT	1,841
84	Apollo Investment Corp.	625
66	Arch Capital Group Ltd. (Bermuda)(a)	2,523
44	Arthur J Gallagher & Co.	1,529
60	Artio Global Investors, Inc.	183
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,300
96	Associated Banc-Corp.	1,215
56	Assurant, Inc.	1,869
54	Assured Guaranty Ltd. (Bermuda)	645
70	Astoria Financial Corp.	629
26	AvalonBay Communities, Inc., REIT	3,633
58	Axis Capital Holdings Ltd. (Bermuda)	1,908
122	BancorpSouth, Inc.	1,646
4,581	Bank of America Corp.	33,670
26	Bank of Hawaii Corp.	1,205
35	Bank of Montreal (Canada)	1,868
463	Bank of New York Mellon Corp.	9,427
299	BB&T Corp.	9,036
717	Berkshire Hathaway, Inc., Class B(a)	56,901
68	BioMed Realty Trust, Inc., REIT	1,227
46	BlackRock, Inc.	7,857
16	BOK Financial Corp.	892
52	Boston Properties, Inc., REIT	5,352
88	Brandywine Realty Trust, REIT	988
30	BRE Properties, Inc., REIT	1,477
94	Brookfield Office Properties, Inc. (Canada)	1,574
72	Brown & Brown, Inc.	1,843
32	Camden Property Trust, REIT	2,083
187	Capital One Financial Corp.	9,606
179	CapitalSource, Inc.	1,133
86	CBL & Associates Properties, Inc., REIT	1,502
164	CBRE Group, Inc., Class A(a)	2,698
189	Cedar Realty Trust, Inc., REIT	907
483	Charles Schwab Corp.	6,018
331	Chimera Investment Corp., REIT	927
124	Chubb Corp.	8,937
78	Cincinnati Financial Corp.	2,814
80	CIT Group, Inc.(a)	2,735
1,264	Citigroup, Inc.	33,509
146	Citizens Republic Bancorp, Inc.(a)	2,374
26	City National Corp.	1,292
28	CME Group, Inc.	7,212
152	CNO Financial Group, Inc.	1,043
64	Colonial Properties Trust, REIT	1,357
64	Comerica, Inc.	1,947
39	Commerce Bancshares, Inc.	1,511
36	CommonWealth REIT, REIT	635
106	Corporate Office Properties Trust, REIT	2,333
142	Cousins Properties, Inc., REIT	1,028
245	CubeSmart, REIT	2,771
30	Cullen/Frost Bankers, Inc.	1,707
181	DCT Industrial Trust, Inc., REIT	1,053
120	DDR Corp., REIT	1,667
88	DiamondRock Hospitality Co., REIT	875
20	Digital Realty Trust, Inc., REIT	1,415
227	Discover Financial Services	7,516
76	Douglas Emmett, Inc., REIT	1,626
132	Duke Realty Corp., REIT	1,827
32	DuPont Fabros Technology, Inc., REIT	816
102	E*Trade Financial Corp.(a)	866
58	East West Bancorp, Inc.	1,299
24	EastGroup Properties, Inc., REIT	1,190
52	Eaton Vance Corp.	1,266
28	Endurance Specialty Holdings Ltd. (Bermuda)	1,094
24	Entertainment Properties Trust, REIT	990
16	Equity Lifestyle Properties, Inc., REIT	1,054
90	Equity Residential, REIT	5,499
20	Erie Indemnity Co., Class A	1,437
12	Essex Property Trust, Inc., REIT	1,805
24	Everest Re Group Ltd. (Bermuda)	2,451
70	Extra Space Storage, Inc., REIT	1,985
3,447	Fannie Mae(a)	938
20	Federal Realty Investment Trust, REIT	1,966
60	Federated Investors, Inc., Class B(b)	1,205
385	FelCor Lodging Trust, Inc., REIT(a)	1,598
130	Fidelity National Financial, Inc., Class A	2,449
355	Fifth Third Bancorp	4,739
72	First American Financial Corp.	1,135
505	First California Financial Group, Inc.(a)	3,424
6	First Citizens BancShares, Inc., Class A	1,011
44	First Financial Bancorp	676
27	First Financial Bankshares, Inc.	866
126	First Horizon National Corp.	1,068
130	First Industrial Realty Trust, Inc., REIT(a)	1,551
107	First Niagara Financial Group, Inc.	863
52	FirstMerit Corp.	827
671	Flagstar Bancorp, Inc.(a)	511
92	Forest City Enterprises, Inc., Class A(a)	1,232
54	Franklin Resources, Inc.	5,767
116	Fulton Financial Corp.	1,175
274	General Growth Properties, Inc., REIT	4,589
185	Genworth Financial, Inc., Class A(a)	969
132	Getty Realty Corp., REIT(b)	2,125
220	Glimcher Realty Trust, REIT	2,024
215	Goldman Sachs Group, Inc.	20,575
16	Greenhill & Co., Inc.	558
325	Hampton Roads Bankshares, Inc.(a)	455
56	Hancock Holding Co.	1,707
30	Hanover Insurance Group, Inc.	1,170
191	Hartford Financial Services Group, Inc.	3,213
30	Hatteras Financial Corp., REIT	856
58	HCC Insurance Holdings, Inc.	1,813
126	HCP, Inc., REIT	5,146
82	Health Care REIT, Inc., REIT	4,549
44	Healthcare Realty Trust, Inc., REIT	963
38	Highwoods Properties, Inc., REIT	1,226
22	Home Properties, Inc., REIT	1,319
68	Hospitality Properties Trust, REIT	1,599
454	Host Hotels & Resorts, Inc., REIT	6,928
12	Howard Hughes Corp.(a)	718
221	Hudson City Bancorp, Inc.	1,370
293	Huntington Bancshares, Inc.	1,916
20	Iberiabank Corp.	970
30	IntercontinentalExchange, Inc.(a)	3,673
40	International Bancshares Corp.	739
195	Invesco Ltd. (Bermuda)	4,241
140	Invesco Mortgage Capital, Inc., REIT	2,540
140	iStar Financial, Inc., REIT(a)	794
90	Janus Capital Group, Inc.	657
58	Jefferies Group, Inc.	775
46	Jones Lang LaSalle, Inc.	3,335
1,643	JPMorgan Chase & Co.	54,465
34	Kemper Corp.	996
397	KeyCorp	2,977
32	Kilroy Realty Corp., REIT	1,469
181	Kimco Realty Corp., REIT	3,249
66	Knight Capital Group, Inc., Class A(a)	830
40	LaSalle Hotel Properties, REIT	1,103
78	Legg Mason, Inc.	1,985
52	Liberty Property Trust, REIT	1,803
130	Lincoln National Corp.	2,687
110	Loews Corp.	4,278
30	M&T Bank Corp.	2,440
72	Macerich Co., REIT	4,108
42	Mack-Cali Realty Corp., REIT	1,144
4	Markel Corp.(a)	1,754
160	Marsh & McLennan Cos., Inc.	5,117
108	MBIA, Inc.(a) (b)	969
341	MetLife, Inc.	9,961
132	MFA Financial, Inc., REIT	1,006
228	MGIC Investment Corp.(a)	579
16	Mid-America Apartment Communities, Inc., REIT	1,078
649	Morgan Stanley	8,671
54	NASDAQ OMX Group, Inc.	1,181
44	National Retail Properties, Inc., REIT	1,166
177	New York Community Bancorp, Inc.	2,186
100	Northern Trust Corp.	4,318
66	Northwest Bancshares, Inc.	757
124	NYSE Euronext	3,014
78	Old National Bancorp	904
102	Old Republic International Corp.	1,007
42	OMEGA Healthcare Investors, Inc., REIT	887
34	Pacific Capital Bancorp NA(a)	1,549
30	PartnerRe Ltd. (Bermuda)	2,126
160	People's United Financial, Inc.	1,861
30	Platinum Underwriters Holdings Ltd. (Bermuda)	1,089
56	Plum Creek Timber Co., Inc., REIT	2,044
205	PNC Financial Services Group, Inc.	12,591
43	Popular, Inc. (Puerto Rico)(a)	657
42	Post Properties, Inc., REIT	2,033
28	Potlatch Corp., REIT	802
325	Preferred Apartment Communities, Inc., Class A, REIT	2,402
144	Principal Financial Group, Inc.	3,537
88	PrivateBancorp, Inc.	1,296
20	ProAssurance Corp.	1,763
219	Progressive Corp.	4,759
248	ProLogis, Inc., REIT	7,931
26	Prosperity Bancshares, Inc.	1,111
48	Protective Life Corp.	1,265
201	Prudential Financial, Inc.	9,336
16	PS Business Parks, Inc., REIT	1,054
40	Public Storage, REIT	5,339
457	Radian Group, Inc.(b)	1,133
82	Rait Financial Trust, REIT(b)	334
62	Raymond James Financial, Inc.	2,119
45	Rayonier, Inc., REIT	1,934
32	Realty Income Corp., REIT	1,227
60	Redwood Trust, Inc., REIT	727
50	Regency Centers Corp., REIT	2,190
551	Regions Financial Corp.	3,466
34	Reinsurance Group of America, Inc.	1,706
26	RenaissanceRe Holdings Ltd. (Bermuda)	2,004
147	Resource Capital Corp., REIT	785
96	SEI Investments Co.	1,719
68	Senior Housing Properties Trust, REIT	1,404
26	Signature Bank(a)	1,597
112	Simon Property Group, Inc., REIT	16,522
36	SL Green Realty Corp., REIT	2,700
199	SLM Corp.	2,780
26	Sovran Self Storage, Inc., REIT	1,283
80	St. Joe Co.(a) (b)	1,278
30	StanCorp Financial Group, Inc.	1,044
64	Starwood Property Trust, Inc., REIT	1,283
213	State Street Corp.	8,778
60	Sterling Financial Corp.(a) (b)	1,075
30	Stifel Financial Corp.(a)	954
322	Strategic Hotels & Resorts, Inc., REIT(a)	2,006
76	Sunstone Hotel Investors, Inc., REIT(a)	761
219	SunTrust Banks, Inc.	5,019
114	Susquehanna Bancshares, Inc.	1,098
22	SVB Financial Group(a)	1,312
695	Synovus Financial Corp.	1,327
106	T Rowe Price Group, Inc.	6,105
40	Tanger Factory Outlet Centers, REIT	1,240
28	Taubman Centers, Inc., REIT	2,044
82	TCF Financial Corp.	967
114	TD Ameritrade Holding Corp.	1,956
54	TFS Financial Corp.(a)	506
54	Torchmark Corp.	2,520
172	Travelers Cos., Inc.	10,748
38	Trustmark Corp.	928
78	UDR, Inc., REIT	2,020
26	UMB Financial Corp.	1,268
76	Umpqua Holdings Corp.	975
32	United Bankshares, Inc.(b)	820
128	Unum Group	2,554
769	US Bancorp	23,924
48	Validus Holdings Ltd. (Bermuda)	1,506
100	Valley National Bancorp	1,119
105	Ventas, Inc., REIT	6,176
72	Vornado Realty Trust, REIT	5,898
44	Waddell & Reed Financial, Inc., Class A	1,263
58	Washington Federal, Inc.	952
32	Washington Real Estate Investment Trust, REIT	900
40	Webster Financial Corp.	811
72	Weingarten Realty Investors, REIT	1,842
2,214	Wells Fargo & Co.	70,959
20	Westamerica Bancorporation(b)	894
138	Weyerhaeuser Co., REIT	2,748
4	White Mountains Insurance Group Ltd. (Bermuda)	2,060
28	Wintrust Financial Corp.	952
72	WR Berkley Corp.	2,759
70	Zions Bancorporation	1,332
		917,483

	Industrial - 10.6%
259	3M Co.	21,862
58	Actuant Corp., Class A	1,518
26	Acuity Brands, Inc.	1,417
58	AECOM Technology Corp.(a)	945
38	Aegion Corp.(a)	599
42	AGCO Corp.(a)	1,689
132	Agilent Technologies, Inc.	5,367
28	Alexander & Baldwin, Inc.	1,429
20	Alliant Techsystems, Inc.	979
72	AMETEK, Inc.	3,651
76	Amphenol Corp., Class A	4,042
30	AO Smith Corp.	1,385
32	Aptargroup, Inc.	1,621
18	Atlas Air Worldwide Holdings, Inc.(a)	818
78	Avnet, Inc.(a)	2,378
56	Babcock & Wilcox Co.(a)	1,380
80	Ball Corp.	3,198
52	BE Aerospace, Inc.(a)	2,253
52	Bemis Co., Inc.	1,579
44	Benchmark Electronics, Inc.(a)	596
223	Boeing Co.	15,523
32	Brady Corp., Class A	878
32	Carlisle Cos., Inc.	1,663
238	Caterpillar, Inc.	20,854
62	CH Robinson Worldwide, Inc.	3,612
36	CLARCOR, Inc.	1,757
36	Clean Harbors, Inc.(a)	2,235
30	Con-way, Inc.	1,060
90	Covanta Holding Corp.	1,408
34	Crane Co.	1,288
72	Crown Holdings, Inc.(a)	2,454
348	CSX Corp.	7,270
72	Cummins, Inc.	6,980
32	Curtiss-Wright Corp.	972
168	Danaher Corp.	8,731
172	Deere & Co.	12,706
76	Donaldson Co., Inc.	2,719
80	Dover Corp.	4,525
124	Eaton Corp.	5,290
48	EMCOR Group, Inc.	1,313
317	Emerson Electric Co.	14,826
34	Energizer Holdings, Inc.(a)	2,479
36	EnerSys(a)	1,187
24	Esterline Technologies Corp.(a)	1,550
74	Exelis, Inc.	740
94	Expeditors International of Washington, Inc.	3,595
104	FedEx Corp.	9,271
80	FLIR Systems, Inc.	1,706
24	Flowserve Corp.	2,467
86	Fluor Corp.	4,032
68	Fortune Brands Home & Security, Inc.(a)	1,538
30	Gardner Denver, Inc.	1,622
44	General Cable Corp.(a)	1,252
118	General Dynamics Corp.	7,553
4,560	General Electric Co.	87,050
28	Genesee & Wyoming, Inc., Class A(a)	1,403
64	Gentex Corp.	1,427
50	Goodrich Corp.	6,288
42	Graco, Inc.	2,023
92	GrafTech International Ltd.(a)	982
32	Granite Construction, Inc.	733
18	Greif, Inc., Class A	787
48	Harsco Corp.	965
76	Hexcel Corp.(a)	1,853
44	Hillenbrand, Inc.	826
257	Honeywell International, Inc.	14,305
26	Hubbell, Inc., Class B	2,052
15	Huntington Ingalls Industries(a)	552
50	IDEX Corp.	1,987
177	Illinois Tool Works, Inc.	9,939
26	Itron, Inc.(a)	932
37	ITT Corp.	760
96	Jabil Circuit, Inc.	1,836
68	Jacobs Engineering Group, Inc.(a)	2,415
42	JB Hunt Transport Services, Inc.	2,399
42	Joy Global, Inc.	2,346
48	Kansas City Southern	3,167
30	Kaydon Corp.	669
84	KBR, Inc.	2,139
52	Kennametal, Inc.	1,808
30	Kirby Corp.(a)	1,583
42	Knight Transportation, Inc.	704
48	L-3 Communications Holdings, Inc.	3,273
30	Landstar System, Inc.	1,581
74	Leggett & Platt, Inc.	1,538
30	Lennox International, Inc.	1,287
60	Lincoln Electric Holdings, Inc.	2,855
106	Lockheed Martin Corp.	8,777
90	Manitowoc Co., Inc.	936
18	Martin Marietta Materials, Inc.(b)	1,214
148	Masco Corp.	1,875
112	McDermott International, Inc. (Panama)(a)	1,137
16	Mettler-Toledo International, Inc.(a)	2,498
20	Middleby Corp.(a)	2,045
72	Molex, Inc.(b)	1,661
30	Moog, Inc., Class A(a)	1,141
66	National Instruments Corp.	1,719
32	Nordson Corp.	1,716
152	Norfolk Southern Corp.	9,959
94	Northrop Grumman Corp.	5,522
44	Old Dominion Freight Line, Inc.(a)	1,917
50	Owens Corning(a)	1,543
72	Owens-Illinois, Inc.(a)	1,407
50	Packaging Corp. of America	1,342
56	Pall Corp.	3,117
68	Parker Hannifin Corp.	5,558
48	Pentair, Inc.	1,956
62	PerkinElmer, Inc.	1,649
26	Plexus Corp.(a)	728
50	Precision Castparts Corp.	8,311
148	Raytheon Co.	7,447
22	Regal-Beloit Corp.	1,326
179	Republic Services, Inc.	4,718
22	Rock-Tenn Co., Class A	1,135
62	Rockwell Automation, Inc.	4,496
68	Rockwell Collins, Inc.	3,425
40	Roper Industries, Inc.	4,049
30	Ryder System, Inc.	1,296
50	Sanmina-SCI Corp.(a)	355
54	Sealed Air Corp.	845
50	Shaw Group, Inc.(a)	1,270
32	Silgan Holdings, Inc.	1,338
42	Simpson Manufacturing Co., Inc.	1,167
30	Snap-On, Inc.	1,815
42	Sonoco Products Co.	1,292
58	Spirit Aerosystems Holdings, Inc., Class A(a)	1,338
28	SPX Corp.	2,011
58	Stanley Black & Decker, Inc.	3,843
38	Stericycle, Inc.(a)	3,316
64	SunPower Corp.(a) (b)	321
26	Tech Data Corp.(a)	1,238
26	Teledyne Technologies, Inc.(a)	1,549
32	Terex Corp.(a)	532
46	Tetra Tech, Inc.(a)	1,150
116	Textron, Inc.	2,741
179	Thermo Fisher Scientific, Inc.	9,036
30	Tidewater, Inc.	1,352
50	Timken Co.	2,385
28	TransDigm Group, Inc.(a)	3,444
66	Trimble Navigation Ltd.(a)	3,113
54	Trinity Industries, Inc.	1,334
193	Union Pacific Corp.	21,500
283	United Parcel Service, Inc., Class B	21,208
333	United Technologies Corp.	24,679
40	URS Corp.	1,447
56	USG Corp.(a) (b)	864
72	UTi Worldwide, Inc. (British Virgin Islands)	1,126
18	Valmont Industries, Inc.	2,061
100	Vishay Intertechnology, Inc.(a)	1,062
34	Wabtec Corp.	2,469
62	Waste Connections, Inc.	1,919
152	Waste Management, Inc.	4,931
40	Waters Corp.(a)	3,191
34	Werner Enterprises, Inc.	828
40	Woodward, Inc.	1,508
58	Worthington Industries, Inc.	943
74	Xylem, Inc.	1,874
42	Zebra Technologies Corp., Class A(a)	1,406
		615,647

	Technology - 14.1%
265	Activision Blizzard, Inc.	3,111
56	Acxiom Corp.(a)	788
207	Adobe Systems, Inc.(a)	6,427
275	Advanced Micro Devices, Inc.(a)	1,672
92	Akamai Technologies, Inc.(a)	2,699
94	Allscripts Healthcare Solutions, Inc.(a)	1,017
124	Altera Corp.	4,143
122	Analog Devices, Inc.	4,437
42	ANSYS, Inc.(a)	2,599
379	Apple, Inc.(a)	218,960
529	Applied Materials, Inc.	5,465
78	Ariba, Inc.(a)	3,505
24	athenahealth, Inc.(a)	1,745
267	Atmel Corp.(a)	1,869
112	Autodesk, Inc.(a)	3,586
64	BMC Software, Inc.(a)	2,708
183	Broadcom Corp., Class A(a)	5,920
80	Broadridge Financial Solutions, Inc.	1,618
255	Brocade Communications Systems, Inc.(a)	1,186
170	CA, Inc.	4,228
22	CACI International, Inc., Class A(a)	942
189	Cadence Design Systems, Inc.(a)	1,928
42	Cavium, Inc.(a)	1,017
52	Cerner Corp.(a)	4,054
82	Citrix Systems, Inc.(a)	5,993
106	Cognizant Technology Solutions Corp., Class A(a)	6,174
58	Computer Sciences Corp.	1,545
144	Compuware Corp.(a)	1,296
26	Concur Technologies, Inc.(a)	1,608
20	Cree, Inc.(a) (b)	501
90	Cypress Semiconductor Corp.(a)	1,187
567	Dell, Inc.(a)	6,991
48	Diebold, Inc.	1,776
34	DST Systems, Inc.	1,737
24	Dun & Bradstreet Corp.	1,622
170	Electronic Arts, Inc.(a)	2,315
850	EMC Corp.(a)	20,273
38	Fair Isaac Corp.	1,545
84	Fairchild Semiconductor International, Inc.(a)	1,110
134	Fidelity National Information Services, Inc.	4,393
12	First Solar, Inc.(a)	151
72	Fiserv, Inc.(a)	4,855
74	Fortinet, Inc.(a)	1,573
759	Hewlett-Packard Co.	17,214
24	Hittite Microwave Corp.(a)	1,183
24	IHS, Inc., Class A(a)	2,376
46	Informatica Corp.(a)	1,906
2,155	Intel Corp.	55,685
473	International Business Machines Corp.	91,242
48	International Rectifier Corp.(a)	904
82	Intersil Corp., Class A	865
108	Intuit, Inc.	6,073
54	Jack Henry & Associates, Inc.	1,783
66	KLA-Tencor Corp.	3,025
52	Lam Research Corp.(a)	1,940
42	Lexmark International, Inc., Class A	1,050
80	Linear Technology Corp.	2,322
301	LSI Corp.(a)	2,002
203	Marvell Technology Group Ltd. (Bermuda)	2,544
102	Maxim Integrated Products, Inc.	2,566
42	MedAssets, Inc.(a)	475
128	MEMC Electronic Materials, Inc.(a)	214
70	Microchip Technology, Inc.	2,171
341	Micron Technology, Inc.(a)	1,991
44	MICROS Systems, Inc.(a)	2,321
62	Microsemi Corp.(a)	1,095
3,300	Microsoft Corp.	96,327
48	MSCI, Inc.(a)	1,623
110	NCR Corp.(a)	2,356
140	NetApp, Inc.(a)	4,166
60	Novellus Systems, Inc.(a)	2,510
122	Nuance Communications, Inc.(a)	2,524
217	NVIDIA Corp.(a)	2,697
205	ON Semiconductor Corp.(a)	1,382
1,709	Oracle Corp.	45,237
70	Parametric Technology Corp.(a)	1,414
86	Pitney Bowes, Inc.(b)	1,173
140	PMC - Sierra, Inc.(a)	893
44	Progress Software Corp.(a)	846
70	QLogic Corp.(a)	953
721	Qualcomm, Inc.	41,321
54	Quest Software, Inc.(a)	1,350
52	Rambus, Inc.(a)	250
76	Red Hat, Inc.(a)	3,905
88	Riverbed Technology, Inc.(a)	1,443
52	Rovi Corp.(a)	1,270
36	Salesforce.com, Inc.(a)	4,990
92	SanDisk Corp.(a)	3,008
56	Semtech Corp.(a)	1,349
26	Silicon Laboratories, Inc.(a)	898
84	Skyworks Solutions, Inc.(a)	2,256
48	SolarWinds, Inc.(a)	2,201
40	Solera Holdings, Inc.	1,776
72	Synopsys, Inc.(a)	2,128
82	Teradata Corp.(a)	5,451
106	Teradyne, Inc.(a)	1,532
365	Texas Instruments, Inc.	10,395
14	Unisys Corp.(a)	220
24	Veeco Instruments, Inc.(a) (b)	832
40	VeriFone Systems, Inc.(a)	1,444
32	VMware, Inc., Class A(a)	2,976
92	Western Digital Corp.(a)	2,888
609	Xerox Corp.	4,397
94	Xilinx, Inc.	3,005
		820,602

	Utilities - 3.6%
245	AES Corp.(a)	2,962
61	AGL Resources, Inc.	2,286
34	ALLETE, Inc.	1,328
48	Alliant Energy Corp.	2,097
114	Ameren Corp.	3,683
158	American Electric Power Co., Inc.	6,085
96	American Water Works Co., Inc.	3,284
94	Aqua America, Inc.	2,171
48	Atmos Energy Corp.	1,591
48	Avista Corp.	1,220
225	Calpine Corp.(a)	3,780
152	CenterPoint Energy, Inc.	3,075
44	Cleco Corp.	1,797
90	CMS Energy Corp.	2,097
96	Consolidated Edison, Inc.	5,795
201	Dominion Resources, Inc.	10,464
62	DTE Energy Co.	3,524
527	Duke Energy Corp.	11,584
92	Edison International	4,136
92	Entergy Corp.	5,937
285	Exelon Corp.	10,539
184	FirstEnergy Corp.	8,609
751	GenOn Energy, Inc.(a)	1,292
82	Great Plains Energy, Inc.	1,633
64	Hawaiian Electric Industries, Inc.	1,767
34	IDACORP, Inc.	1,336
44	Integrys Energy Group, Inc.	2,380
26	ITC Holdings Corp.	1,793
100	MDU Resources Group, Inc.	2,247
30	National Fuel Gas Co.	1,297
32	New Jersey Resources Corp.	1,343
136	NextEra Energy, Inc.	8,886
122	NiSource, Inc.	3,061
142	Northeast Utilities	5,113
26	Northwest Natural Gas Co.	1,205
40	NorthWestern Corp.	1,420
116	NRG Energy, Inc.(a)	1,777
132	NV Energy, Inc.	2,284
32	OGE Energy Corp.	1,704
34	Ormat Technologies, Inc.	691
120	Pepco Holdings, Inc.	2,287
122	PG&E Corp.	5,331
52	Piedmont Natural Gas Co., Inc.	1,577
46	Pinnacle West Capital Corp.	2,272
72	PNM Resources, Inc.	1,343
62	Portland General Electric Co.	1,559
187	PPL Corp.	5,118
92	Progress Energy, Inc.	5,043
162	Public Service Enterprise Group, Inc.	5,053
72	Questar Corp.	1,445
52	SCANA Corp.	2,441
86	Sempra Energy	5,591
28	South Jersey Industries, Inc.	1,356
337	Southern Co.	15,472
38	Southwest Gas Corp.	1,595
110	TECO Energy, Inc.	1,914
56	UGI Corp.	1,606
58	Vectren Corp.	1,701
66	Westar Energy, Inc.	1,889
34	WGL Holdings, Inc.	1,324
92	Wisconsin Energy Corp.	3,481
162	Xcel Energy, Inc.	4,539
		213,210

	Total Common Stocks - 99.5%
	(Cost $5,524,362)	5,802,552

	Preferred Stock - 0.0%*
	Consumer, Cyclical - 0.0%*
1	Orchard Supply Hardware Stores Corp., Series A(a)	1
	(Cost $1)

	Rights - 0.0%
650	Hampton Roads Bankshares, Inc.(c)	–
	(Cost $960)

	Master Limited Partnerships - 0.1%
	Energy - 0.1%
20	Atlas Energy, LP	690
62	Energy Transfer Equity, LP	2,253
	(Cost $1,860)	2,943

	Warrants - 0.0%*
214	Kinder Morgan, Inc., 02/15/2017(a) (c)	489
	(Cost $193)

	Total Long-Term Investments - 99.6%
	(Cost $5,527,376)	5,805,985

	Investments of Collateral for Securities Loaned - 1.0%
60,144	BNY Mellon Securities Lending Overnight Fund, 0.218%(d) (e)	60,144
	(Cost $60,144)

	Total Investments - 100.6%
	(Cost $5,587,520)	5,866,129
	Liabilities in excess of Other Assets - (0.6%)	(33,873)
	Net Assets - 100.0%	$ 5,832,256

* Less than 0.1%

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at May 31, 2012.
(c) Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The market value of such securities of such securities is $489 which represents less than 0.1% of net assets.
(d)
At May 31, 2012, the total market value of the Fund's securities on loan was $65,810 and the total market value of the collateral held by the Fund was $68,297, consisting of cash collateral of $60,144 and U.S. Government and Agency securities valued at $8,153.

(e) Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation**
United States	98.3%
Bermuda	0.7%
Curacao	0.7%
United Kingdom	0.1%
Canada	0.1%
Panama	0.1%
Cayman Islands	0.0%*
Switzerland	0.0%*
Liberia	0.0%*
British Virgin Islands	0.0%*
Puerto Rico	0.0%*

** Subject to change daily. Based on long-term investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,586,509	$781,650	$(502,030)	$279,620

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of May 31, 2012:

Description	Level 1		Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,803		$-		$-	$5,803
Preferred Stock	-	*	-		-	-	*
Rights	-		-	*	-	-	*
Master Limited Partnerships	3		-		-	3
Warrants	-		-	*	-	-	*
Investments of Collateral for Securities Loaned	60		-		-	60
Total	$5,866		$-	*	$-	$5,866

During the nine months ended May 31, 2012, there were no transfers between levels.

* Market value is less than the minimum figure disclosed.

WMCR Wilshire Micro-Cap ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.7%
	Basic Materials - 2.5%
2,553	American Pacific Corp.(a)	$ 22,109
3,421	Charles & Colvard Ltd.(a)	13,171
1,440	Friedman Industries, Inc.	14,702
1,772	KMG Chemicals, Inc.	30,266
4,149	Landec Corp.(a)	30,329
50,101	Liquidmetal Technologies, Inc.(a)	14,980
1,250	Material Sciences Corp.(a)	10,088
8,096	Mines Management, Inc.(a) (b)	10,930
419	Northern Technologies International Corp.(a)	5,221
615	Oil-Dri Corp. of America	11,826
1,269	Orchids Paper Products Co.	20,647
1,674	Penford Corp.(a)	13,359
3,070	Solitario Exploration & Royalty Corp.(a)	3,070
3,674	Timberline Resources Corp.(a)	1,396
1,193	Universal Stainless & Alloy(a)	48,006
15,127	Uranerz Energy Corp.(a)	20,421
15,159	Uranium Energy Corp.(a)	34,866
22,095	Uranium Resources, Inc.(a)	15,447
7,503	Verso Paper Corp.(a)	8,628
14,183	Vista Gold Corp. (Canada)(a) (b)	40,989
2,147	Xerium Technologies, Inc.(a)	7,729
		378,180

	Communications - 8.0%
14,054	8x8, Inc.(a)	56,778
2,844	AH Belo Corp.	11,376
1,286	Alliance Fiber Optic Products, Inc.(a)	10,442
10,174	Autobytel.Com, Inc.(a)	7,325
2,255	Aware, Inc.	12,831
4,229	Bidz.com, Inc.(a)	3,193
99	Brightcove, Inc.(a) (b)	1,255
523	BroadVision, Inc.(a)	5,926
5,136	CalAmp Corp.(a)	31,484
2,709	Chyron International Corp.(a)	4,226
1,374	Cinedigm Digital Cinema Corp., Class A(a)	2,157
1,854	Clearfield, Inc.(a)	7,601
1,853	ClearOne Communications, Inc.(a)	7,153
1,040	Communications Systems, Inc.	11,066
2,493	Crexendo, Inc.	9,274
3,845	Ditech Networks, Inc.(a)	3,153
4,001	EDGAR Online, Inc.(a)	4,281
6,440	Emmis Communications Corp., Class A(a)	9,467
9,809	Entravision Communications Corp., Class A	13,144
984	ePlus, Inc.(a)	30,927
5,849	FiberTower Corp.(a)	702
7,572	Gray Television, Inc.(a)	10,525
11,788	Harris Interactive, Inc.(a)	13,792
2,034	Hawaiian Telcom Holdco, Inc.(a) (b)	38,239
3,052	HickoryTech Corp.	29,208
4,183	Hollywood Media Corp.(a)	5,271
2,619	ID Systems, Inc.(a)	11,000
1,377	Internet Patents Corp.	5,026
3,291	Inuvo, Inc.(a)	2,435
13,559	Ipass, Inc.(a)	34,169
2,211	KVH Industries, Inc.(a)	21,270
1,223	Lantronix, Inc.(a)	2,568
12,780	Lee Enterprises, Inc.(a)	14,825
1,884	Lightpath Technologies, Inc., Class A(a)	2,233
5,695	Local.com Corp.(a)	13,668
6,409	LodgeNet Interactive Corp.(a)	9,934
3,403	Media General, Inc., Class A(a) (b)	12,013
7,284	MeetMe, Inc.(a) (b)	21,342
2,224	Meru Networks, Inc.(a)	3,447
939	Micronetics, Inc.(a)	7,042
9,492	Motricity, Inc.(a)	6,075
2,906	Multiband Corp.(a)	5,783
2,020	NeoPhotonics Corp.(a)	8,302
8,749	Network Engines, Inc.(a)	6,474
4,247	Network Equipment Technologies, Inc.(a)	4,672
4,440	New Frontier Media, Inc.(a)	7,681
2,473	Nexstar Broadcasting Group, Inc., Class A(a)	16,396
2,022	Numerex Corp., Class A(a) (b)	18,441
7,801	Online Resources Corp.(a)	17,318
3,907	Onstream Media Corp.(a)	2,151
2,372	Onvia, Inc.(a)	9,322
2,372	Optical Cable Corp.	6,642
7,184	ORBCOMM, Inc.(a)	23,420
3,412	Outdoor Channel Holdings, Inc.	22,451
11,558	Parkervision, Inc.(a)	21,845
2,626	PC-Tel, Inc.	16,045
2,013	Performance Technologies, Inc.(a)	4,106
1,638	Phazar Corp.(a)	4,062
7,051	Powerwave Technologies, Inc.(a) (b)	6,185
27	Preformed Line Products Co.	1,503
2,536	Procera Networks, Inc.(a)	53,002
3,942	Radio One, Inc., Class D(a)	3,981
639	Reis, Inc.(a)	5,489
2,771	Relm Wireless Corp.(a)	4,489
3,072	RF Industries Ltd.	10,506
1,727	RigNet, Inc.(a)	26,958
163	Saba Software, Inc.(a)	1,361
660	Saga Communications, Inc., Class A(a)	23,034
2,509	Salem Communications Corp., Class A	12,068
1,575	Selectica, Inc.(a)	6,489
2,423	Spanish Broadcasting System, Inc., Class A(a)	7,463
2,329	Spark Networks, Inc.(a)	11,575
1,570	SPS Commerce, Inc.(a)	43,395
6,896	support.com, Inc.(a)	17,723
3,372	Telular Corp.	25,290
1,139	Tessco Technologies, Inc.	21,823
7,663	TheStreet, Inc.	12,491
1,185	TigerLogic Corp.(a)	2,548
8,976	Towerstream Corp.(a) (b)	32,583
4,267	UniTek Global Services, Inc.(a)	11,734
4,231	US Auto Parts Network, Inc.(a)	17,305
11,562	Valuevision Media, Inc., Class A(a)	20,118
3,746	Vitacost.Com, Inc.(a) (b)	28,807
1,889	Warwick Valley Telephone Co.	24,935
99	Web.com Group, Inc.(a)	1,576
9,771	Westell Technologies, Inc., Class A(a)	21,105
2,644	WPCS International, Inc.(a)	2,502
3,845	Zhone Technologies, Inc.(a)	3,230
14,951	Zix Corp.(a)	36,779
		1,201,001

	Consumer, Cyclical - 11.2%
1,323	Adams Golf, Inc.(a)	14,262
10,894	American Apparel, Inc.(a)	9,369
208	Amerigon, Inc.(a)	2,492
464	Ark Restaurants Corp.	6,644
1,543	Bassett Furniture Industries, Inc.	14,473
13,478	Beazer Homes USA, Inc.(a)	35,178
1,893	Benihana, Inc.	30,496
5,153	Black Diamond, Inc.(a)	46,377
6,046	BlueLinx Holdings, Inc.(a)	12,818
3,751	BON-TON Stores, Inc.(b)	19,730
1,674	Books-A-Million, Inc.(a)	5,323
3,299	Build-A-Bear Workshop, Inc.(a)	14,977
1,556	Cache, Inc.(a)	7,656
163	Caribou Coffee Co., Inc.(a)	1,940
2,911	Carmike Cinemas, Inc.(a)	41,162
2,608	Carrols Restaurant Group, Inc.(a)	15,909
8,791	Casual Male Retail Group, Inc.(a)	26,813
3,628	Century Casinos, Inc.(a)	10,594
1,648	Cherokee, Inc.	19,924
6,020	Christopher & Banks Corp.	7,224
2,377	Cobra Electronics Corp.(a)	10,601
154	Commercial Vehicle Group, Inc.(a)	1,344
9,875	Cosi, Inc.(a)	8,394
3,186	Cost Plus, Inc.(a)	70,411
1,736	Culp, Inc.	16,804
4,565	Cybex International, Inc.(a)	8,080
6,011	dELiA*s, Inc.(a)	9,137
1,175	Delta Apparel, Inc.(a)	16,650
1,269	Dixie Group, Inc.(a)	4,492
3,498	Douglas Dynamics, Inc.	44,704
2,970	Dover Downs Gaming & Entertainment, Inc.	8,672
2,511	Dover Motorsports, Inc.(a)	3,089
5,081	Dreams, Inc.(a)	17,529
1,800	Educational Development Corp.	8,046
1,394	Empire Resorts, Inc.(a) (b)	2,816
1,868	Famous Dave's of America, Inc.(a)	19,334
2,608	Fiesta Restaurant Group, Inc.(a)	31,818
993	Flexsteel Industries, Inc.	19,969
3,565	Forward Industries, Inc.(a)	7,736
675	Frisch's Restaurants, Inc.	18,785
4,684	Full House Resorts, Inc.(a)	13,677
722	Gaming Partners International Corp.	4,664
1,591	Gordmans Stores, Inc.(a)	28,336
2,562	Granite City Food & Brewery Ltd.(a)	5,790
2,372	GTSI Corp.(a)	18,312
1,889	Hooker Furniture Corp.	20,741
1,503	J Alexander's Corp.(a)	12,986
16,090	Jamba, Inc.(a)	30,571
15,715	Joe's Jeans, Inc.(a)	15,715
833	Johnson Outdoors, Inc., Class A(a)	15,152
921	Kewaunee Scientific Corp.	7,515
786	Kona Grill, Inc.(a)	6,099
392	Lacrosse Footwear, Inc.	4,273
839	Lakeland Industries, Inc.(a)	6,737
3,662	Lakes Entertainment, Inc.(a)	10,510
4,276	Libbey, Inc.(a)	61,874
1,931	Lifetime Brands, Inc.	21,666
4,059	Luby's, Inc.(a)	20,741
3,742	MarineMax, Inc.(a)	36,073
63	Mattress Firm Holding Corp.(a)	2,156
1,227	Miller Industries, Inc.	17,816
1,540	Monarch Casino & Resort, Inc.(a)	14,276
2,608	Motorcar Parts of America, Inc.(a)	11,267
3,955	MTR Gaming Group, Inc.(a)	19,696
5,008	Multimedia Games Holding Co., Inc.(a)	63,151
572	Nathan's Famous, Inc.(a)	14,014
6,128	Nautilus, Inc.(a)	18,384
5,258	Navarre Corp.(a)	8,308
1,103	Orchard Supply Hardware Stores Corp., Class A(a) (b)	18,586
3,159	PC Connection, Inc.	28,368
2,423	PC Mall, Inc.(a)	13,012
2,838	Pizza Inn Holdings, Inc.(a)	6,981
2,836	Reading International, Inc., Class A(a)	16,307
2,636	Red Lion Hotels Corp.(a)	22,327
2,206	Rentrak Corp.(a)	35,737
1,866	RG Barry Corp.	23,997
1,269	Rick's Cabaret International, Inc.(a) (b)	9,911
1,416	Rocky Brands, Inc.(a)	18,734
5,821	Ruth's Hospitality Group, Inc.(a)	38,186
2,576	School Specialty, Inc.(a)	7,754
1,256	Skyline Corp.	5,702
3,501	SMF Energy Corp.	840
5,966	Spartan Motors, Inc.	26,847
3,088	Stanley Furniture Co., Inc.(a)	12,043
1,417	Steinway Musical Instruments, Inc.(a)	31,812
1,665	Supreme Industries, Inc., Class A(a)	6,493
1,087	Tandy Leather Factory, Inc.	5,435
4,457	Town Sports International Holdings, Inc.(a)	52,191
6,638	Tuesday Morning Corp.(a)	27,747
3,400	Unifi, Inc.(a)	37,502
2,773	Virco Manufacturing Corp.(a)	5,075
1,875	West Marine, Inc.(a)	19,537
406	Winmark Corp.	20,775
7,132	Zale Corp.(a)	16,689
		1,690,860

	Consumer, Non-cyclical - 23.3%
9,889	Aastrom Biosciences, Inc.(a) (b)	19,679
9,495	Acadia Pharmaceuticals, Inc.(a)	13,103
729	Acme United Corp.	7,676
2,242	Adcare Health Systems, Inc.(a)	7,623
4,531	Addus HomeCare Corp.(a)	18,079
3,742	ADVENTRX Pharmaceuticals, Inc.(a)	1,984
839	Advocat, Inc.	5,068
5,162	Agenus, Inc.(a)	26,946
32,488	Alexza Pharmaceuticals, Inc.(a)	11,858
2,035	Altair Nanotechnologies, Inc.(a)	1,363
155	Amcon Distributing Co.	9,300
4,054	American Caresource Holdings, Inc.(a)	2,027
1,531	American Shared Hospital Services(a)	4,647
5,343	Amicus Therapeutics, Inc.(a)	25,272
3,403	Anacor Pharmaceuticals, Inc.(a)	17,015
1,486	Angeion Corp.(a)	7,995
1,995	Anika Therapeutics, Inc.(a)	27,132
19,779	Antares Pharma, Inc.(a) (b)	53,799
5,190	Anthera Pharmaceuticals, Inc.(a)	10,224
6,997	Apricus Biosciences, Inc.(a) (b)	18,402
2,156	Arrowhead Research Corp.(a)	8,624
21,478	Astex Pharmaceuticals(a)	37,801
1,754	AT Cross Co., Class A(a)	17,768
2,649	AtriCure, Inc.(a)	23,814
2,218	Avalon Holdings Corp., Class A(a)	7,696
29,867	AVI BioPharma, Inc.(a)	19,408
1,096	Barrett Business Services, Inc.	21,646
1,575	BioClinica, Inc.(a)	8,111
2,700	Biodel, Inc.(a)	2,272
4,404	BioDelivery Sciences International, Inc.(a) (b)	15,414
4,628	BioMimetic Therapeutics, Inc.(a)	11,663
22,537	Biosante Pharmaceuticals, Inc.(a)	10,257
746	Biospecifics Technologies Corp.(a)	12,682
8,353	Biotime, Inc.(a) (b)	33,579
21,148	Bovie Medical Corp.(a)	59,849
420	Bridgford Foods Corp.(a) (b)	3,961
3,234	BSD Medical Corp.(a) (b)	5,207
3,263	Cadiz, Inc.(a) (b)	24,668
4,673	Capital Senior Living Corp.(a)	46,169
7,600	Cardica, Inc.(a)	13,756
4,275	CardioNet, Inc.(a)	9,790
4,420	Cardiovascular Systems, Inc.(a)	39,957
33,278	Cardium Therapeutics, Inc.(a)	8,090
3,132	Carriage Services, Inc.	22,926
1,166	CCA Industries, Inc.	4,990
10,443	Celldex Therapeutics, Inc.(a)	43,547
52,136	Cel-Sci Corp.(a)	20,333
7,352	Celsion Corp.(a)	14,042
127	Ceres, Inc.(a)	1,340
10,000	Cerus Corp.(a)	33,800
72	Chefs' Warehouse, Inc.(a)	1,372
7,476	Chelsea Therapeutics International Ltd.(a) (b)	10,018
3,019	Chindex International, Inc.(a)	28,439
6,747	Cleveland Biolabs, Inc.(a) (b)	8,771
839	Coffee Holding Co., Inc.(b)	6,611
1,501	Collectors Universe	20,909
13,179	Columbia Laboratories, Inc.(a)	9,088
13,377	CombiMatrix Corp.(a)	13,376
2,255	Command Security Corp.(a)	2,458
1,194	Cornerstone Therapeutics, Inc.(a)	6,448
1,658	Craft Brew Alliance, Inc.(a)	13,181
4,404	Cryo-Cell International, Inc.(a)	9,733
2,545	Cutera, Inc.(a)	17,586
794	Cyanotech Corp.(a)	5,923
19,329	Cyclacel Pharmaceuticals, Inc.(a)	11,597
2,567	Cynosure, Inc., Class A(a)	50,621
14,855	Cytokinetics, Inc.(a)	13,667
8,976	Cytomedix, Inc.(a)	19,747
12,005	Cytori Therapeutics, Inc.(a) (b)	26,651
6,597	CytRx Corp.(a) (b)	25,135
2,300	DARA Biosciences, Inc.(a) (b)	1,863
564	Daxor Corp.	5,076
11,480	Delcath Systems, Inc.(a) (b)	17,105
1,959	Derma Sciences, Inc.(a)	17,513
7,159	Digirad Corp.(a)	16,251
6,924	Discovery Laboratories, Inc.(a)	18,210
3,295	Document Security Systems, Inc.(a) (b)	9,028
12,872	Durect Corp.(a)	10,407
5,442	Dusa Pharmaceuticals, Inc.(a)	28,081
1,950	Dynacq Healthcare, Inc.(a)	1,053
2,475	Edgewater Technology, Inc.(a)	9,751
3,826	EnteroMedics, Inc.(a)	13,257
2,746	Entremed, Inc.(a)	5,108
1,989	Exactech, Inc.(a)	32,341
3,046	Feihe International, Inc.(a)	13,616
5,406	Female Health Co.	30,382
9,889	Five Star Quality Care, Inc.(a)	30,656
2,807	Franklin Covey Co.(a)	25,909
1,636	Furiex Pharmaceuticals, Inc.(a)	32,785
2,201	G Willi-Food International Ltd. (Israel)(a)	9,904
13,189	Galena Biopharma, Inc.(a)	18,465
2,762	GenMark Diagnostics, Inc.(a)	12,429
1,584	GenVec, Inc.(a)	3,897
1,003	Golden Enterprises, Inc.	3,340
977	Graymark Healthcare, Inc.(a)	392
737	Griffin Land & Nurseries, Inc.	17,378
4,891	Hackett Group, Inc.(a)	25,238
11,474	Hansen Medical, Inc.(a) (b)	27,079
5,605	Harvard Bioscience, Inc.(a)	20,066
830	Heska Corp.	10,134
5,749	Hudson Global, Inc.(a)	22,709
4,749	Idera Pharmaceuticals, Inc.(a)	4,844
3,501	IGI Laboratories, Inc.(a) (b)	3,571
2,797	Imperial Sugar Co.	17,649
4,067	Infinity Pharmaceuticals, Inc.(a)	52,912
3,964	Information Services Group, Inc.(a)	5,312
5,401	Innovaro, Inc.(a)	4,267
23,471	Inovio Pharmaceuticals, Inc.(a)	9,858
4,836	Insmed, Inc.(a) (b)	13,637
1,868	Integramed America, Inc.(a)	20,753
3,706	Intersections, Inc.	42,360
2,227	Inventure Foods, Inc.(a)	13,852
917	John B Sanfilippo & Son, Inc.(a)	13,287
3,441	Jones Soda Co.(a)	1,033
14,942	Keryx Biopharmaceuticals, Inc.(a)	26,298
4,310	Kid Brands, Inc.(a)	9,870
13,207	KV Pharmaceutical Co., Class A(a) (b)	14,792
2,923	LCA-Vision, Inc.(a)	13,358
393	Learning Tree International, Inc.(a)	1,603
2,049	Management Network Group, Inc.(a)	5,020
1,049	MediciNova, Inc.(a) (b)	1,836
1,464	Medtox Scientific, Inc.(a)	29,587
6,454	MELA Sciences, Inc.(a) (b)	17,168
1,975	MGP Ingredients, Inc.	6,498
2,318	Misonix, Inc.(a)	4,752
4,167	Myrexis, Inc.(a)	10,042
5,851	NABI Biopharmaceuticals(a)	9,011
7,861	Nanosphere, Inc.(a)	13,600
579	National Research Corp.	24,880
1,916	Natural Alternatives International, Inc.(a)	14,408
2,540	Nature's Sunshine Products, Inc.(b)	37,084
19,977	Navidea Biopharmaceuticals, Inc.(a)	53,938
19,492	Neostem, Inc.(a)	8,270
12,699	Neuralstem, Inc.(a)	12,572
2,300	NeurogesX, Inc.(a)	840
1,576	NewLink Genetics Corp.(a)	20,110
3,129	Novabay Pharmaceuticals, Inc.(a)	3,317
436	NuPathe, Inc.(a) (b)	1,382
1,431	Nutraceutical International Corp.(a)	21,408
3,025	Oculus Innovative Sciences, Inc.(a) (b)	2,238
15,711	Odyssey Marine Exploration, Inc.(a) (b)	50,747
3,276	Omega Protein Corp.(a)	21,851
1,552	Omeros Corp.(a)	15,892
1,866	OncoGenex Pharmaceutical, Inc.(a)	23,437
11,733	Orexigen Therapeutics, Inc.(a)	39,188
1,628	Overhill Farms, Inc.(a)	7,245
2,825	Pacira Pharmaceuticals, Inc.(a) (b)	30,001
2,778	Palatin Technologies, Inc.(a)	1,695
590	PDI, Inc.(a)	4,395
496	Perceptron, Inc.(a)	2,604
16,829	Peregrine Pharmaceuticals, Inc.(a)	9,370
1,042	Pernix Therapeutics Holdings(a)	6,742
3,484	Pfsweb, Inc.(a)	11,253
12,384	PharmAthene, Inc.(a)	15,108
3,932	PhotoMedex, Inc.(a)	49,425
1,296	Physicians Formula Holdings, Inc.(a)	4,044
10,766	Premier Exhibitions, Inc.(a)	25,085
5,993	PRGX Global, Inc.(a)	40,333
4,872	Primo Water Corp.(a) (b)	6,041
3,148	ProPhase Labs, Inc.(a)	3,274
2,151	Providence Service Corp.(a)	28,608
1,482	Psychemedics Corp.	14,761
3,992	PURE Bioscience, Inc.(a)	1,237
1,058	QC Holdings, Inc.	4,248
6,336	RadNet, Inc.(a)	15,206
1,931	RCM Technologies, Inc.(a)	10,968
2,282	Reed's, Inc.(a)	6,595
3,601	Reliv International, Inc.	5,041
6,318	Repligen Corp.(a)	25,841
3,854	Repros Therapeutics, Inc.(a) (b)	32,297
1,836	Response Genetics, Inc.(a)	2,938
3,662	Rexahn Pharmaceuticals, Inc.(a) (b)	1,501
1,923	Rochester Medical Corp.(a)	19,211
4,357	Rockwell Medical Technologies, Inc.(a)	37,078
1,390	Rocky Mountain Chocolate Factory, Inc.	14,512
13,189	RXi Pharmaceuticals Corp.(a)	1,055
10,748	Santarus, Inc.(a)	71,582
2,302	Schiff Nutrition International, Inc.(a)	38,674
7,300	Senomyx, Inc.(a)	17,009
9,567	Solta Medical, Inc.(a)	24,970
3,038	Somaxon Pharmaceuticals, Inc.(a)	849
6,463	Spectranetics Corp.(a)	63,790
1,194	Standard Register Co.	800
1,736	StarTek, Inc.(a)	5,503
9,369	StemCells, Inc.(a)	6,652
13,662	Stereotaxis, Inc.(a)	3,414
3,090	Strategic Diagnostics, Inc.(a)	5,098
6,679	Sunesis Pharmaceuticals, Inc.(a) (b)	19,436
2,336	SunLink Health Systems, Inc.(a)	2,126
5,316	Synergetics USA, Inc.(a)	19,031
2,232	Synergy Pharmaceuticals, Inc.(a)	9,553
3,583	Synthetic Biologics, Inc.(a)	6,449
10,350	Talon Therapeutics, Inc.(a)	8,073
1,261	Theragenics Corp.(a)	2,421
7,069	Threshold Pharmaceuticals, Inc.(a)	51,816
4,278	TranS1, Inc.(a)	12,535
1,953	Transcept Pharmaceuticals, Inc.(a)	13,827
1,069	Tree.com, Inc.(a)	9,653
3,422	Trius Therapeutics, Inc.(a)	17,555
464	United-Guardian, Inc.	10,097
830	Universal Security Instruments, Inc.(a)	4,167
5,659	Uroplasty, Inc.(a)	26,258
2,386	US Physical Therapy, Inc.	57,980
267	Utah Medical Products, Inc.	9,105
3,159	Vascular Solutions, Inc.(a)	35,949
2,133	Ventrus Biosciences, Inc.(a)	21,565
984	Verastem, Inc.(a) (b)	9,879
4,520	Vermillion, Inc.(a)	9,221
2,764	Versar, Inc.(a)	8,485
3,558	Vision-Sciences, Inc.(a)	4,803
2,718	Willamette Valley Vineyards, Inc.(a)	9,078
13,719	XOMA Corp.(a)	32,788
823	Young Innovations, Inc.	28,566
16,461	Zalicus, Inc.(a)	15,638
6,703	Zogenix, Inc.(a)	12,065
		3,525,610

	Diversified - 0.2%
2,603	Horizon Pharma, Inc.(a) (b)	10,412
402	OBA Financial Services, Inc.(a)	6,030
1,660	Resource America, Inc., Class A	10,109
		26,551

	Energy - 4.1%
371	Adams Resources & Energy, Inc.	13,152
3,578	Arabian American Development Co.(a)	35,422
3,447	Ascent Solar Technologies, Inc.(a)	1,999
1,932	Barnwell Industries, Inc.(a)	6,279
18,278	BioFuel Energy Corp.(a)	5,392
1,968	Bolt Technology Corp.	24,344
8,235	Callon Petroleum Co.(a)	35,493
1,546	CREDO Petroleum Corp.(a)	16,125
7,300	Crimson Exploration, Inc.(a)	28,981
3,010	Double Eagle Petroleum Co.(a)	12,642
4,212	Evolution Petroleum Corp.(a)	33,780
1,850	FieldPoint Petroleum Corp.(a)	6,975
46,246	Gasco Energy, Inc.(a)	8,787
1,585	Geokinetics, Inc.(a)	643
3,628	GreenHunter Energy, Inc.(a)	6,857
146	Halcon Resources Corp.(a) (b)	1,374
1,624	HKN, Inc.(a)	3,849
164	Isramco, Inc.(a) (b)	12,928
5,842	Lucas Energy, Inc.(a)	8,354
11,009	Magellan Petroleum Corp.(a)	12,330
2,211	Mitcham Industries, Inc.(a)	41,788
1,866	Natural Gas Services Group, Inc.(a)	25,713
4,158	Ocean Power Technologies, Inc.(a)	8,649
20,768	Pacific Ethanol, Inc.(a)	13,292
1,718	Panhandle Oil and Gas, Inc., Class A	43,654
5,244	Plug Power, Inc.(a) (b)	6,031
1,304	PostRock Energy Corp.(a)	2,673
246	PrimeEnergy Corp.(a)	5,456
1,615	Pyramid Oil Co.(a)	7,655
2,816	Quantum Fuel Systems Technologies Worldwide, Inc.(a)	1,746
1,462	Renewable Energy Group, Inc.(a) (b)	10,146
1,012	REX American Resources Corp.(a)	18,641
2,115	Royale Energy, Inc.(a) (b)	6,028
21,553	Syntroleum Corp.(a)	13,796
11,254	Tengasco, Inc.(a)	8,632
3,825	TGC Industries, Inc.(a)	35,840
7,577	Tri-Valley Corp.(a)	504
3,197	Union Drilling, Inc.(a)	14,802
5,377	US Energy Corp.(a)	12,098
2,482	Verenium Corp.(a)	8,886
11,400	Voyager Oil & Gas, Inc.(a)	21,318
2,636	Westmoreland Coal Co.(a)	19,717
1,401	ZaZa Energy Corp.(a)	4,497
6,925	Zion Oil & Gas, Inc.(a) (b)	14,750
		622,018

	Financial - 29.7%
2,791	21st Century Holding Co.(a)	11,359
1,076	Access National Corp.	13,149
2,576	AG Mortgage Investment Trust, Inc., REIT	51,546
2,179	Agree Realty Corp., REIT	45,585
1,112	Alliance Financial Corp.	34,906
1,898	American National Bankshares, Inc.	41,357
1,877	American Realty Capital Properties, Inc.	20,422
1,836	American River Bankshares(a)	13,366
1,959	American Safety Insurance Holdings Ltd. (Bermuda)(a)	35,184
4,728	Ameris Bancorp(a)	53,757
3,438	AmeriServ Financial, Inc.(a)	9,008
2,166	Apollo Residential Mortgage, Inc.	40,613
4,269	Arbor Realty Trust, Inc., REIT	26,041
1,645	Arlington Asset Investment Corp., Class A	37,144
1,911	Asta Funding, Inc.	16,740
7,159	Bancorp, Inc.(a)	65,075
2,237	BancTrust Financial Group, Inc.(a)	6,577
1,464	Bank of Kentucky Financial Corp.	35,092
1,148	Bank of Marin Bancorp	40,857
3,444	BankAtlantic Bancorp, Inc.(a)	16,910
81	Banner Corp.	1,555
572	Bar Harbor Bankshares	20,020
2,049	Bofi Holding, Inc.(a)	38,480
1,760	Bridge Bancorp, Inc.	34,496
2,414	Bridge Capital Holdings(a) (b)	37,031
2,377	Bryn Mawr Bank Corp.	48,657
2,377	BSB Bancorp, Inc.(a)	28,857
246	C&F Financial Corp.	9,127
2,115	Camco Financial Corp.(a)	4,865
1,480	Cape Bancorp, Inc.(a)	12,136
15,273	Capital Bank Corp.(a)	31,921
3,013	Capital Trust, Inc., Class A, REIT(a)	9,913
3,507	Center Bancorp, Inc.	36,157
6,536	Centerstate Banks, Inc.	47,321
1,157	Central Valley Community Bancorp(a)	8,932
668	Century Bancorp, Inc., Class A	18,684
1,194	CFS Bancorp, Inc.	6,507
2,635	Chatham Lodging Trust, REIT	34,202
1,132	Chicopee Bancorp, Inc.(a)	16,267
1,096	CIFC Corp.(a) (b)	8,056
2,558	Citizens & Northern Corp.	44,637
857	Citizens Holding Co.	16,754
774	Citizens South Banking Corp.	5,070
2,893	CNB Financial Corp.	43,192
895	Codorus Valley Bancorp, Inc.	12,235
1,269	Colony Bankcorp, Inc.(a) (b)	6,472
2,500	CompuCredit Holdings Corp.(a)	10,125
1,329	Consolidated-Tomoka Land Co.	36,880
4,758	Crescent Financial Bancshares, Inc.(a) (b)	28,405
579	Diamond Hill Investment Group, Inc.	38,718
3,824	Eagle Bancorp, Inc.(a)	61,337
795	Eastern Insurance Holdings, Inc.	12,211
9,798	Eastern Virginia Bankshares, Inc.(a)	40,956
4,711	Edelman Financial Group, Inc.	40,467
2,897	Ellie Mae, Inc.(a)	47,076
519	Enterprise Bancorp, Inc.(b)	8,247
3,123	Enterprise Financial Services Corp.	33,760
2,811	ESB Financial Corp.	34,997
866	Evans Bancorp, Inc.	13,640
2,854	Farmers Capital Bank Corp.(a)	20,834
1,603	Federal Agricultural Mortgage Corp., Class C	38,664
1,510	Fidus Investment Corp.	20,763
2,753	Financial Institutions, Inc.	44,984
3,671	First Acceptance Corp.(a)	5,250
2,188	First Bancorp, Inc.	31,070
5,063	First California Financial Group, Inc.(a)	34,327
1,287	First Citizens Banc Corp.	7,954
3,782	First Connecticut Bancorp	49,279
1,694	First Defiance Financial Corp.	27,087
3,624	First Federal Bancshares of Arkansas, Inc.(a) (b)	27,687
7,329	First Financial Northwest, Inc.(a) (b)	55,847
2,096	First M&F Corp.	8,908
860	First Pactrust Bancorp, Inc.	9,675
457	First Security Group, Inc.(a) (b)	1,097
2,165	First South Bancorp, Inc.(a)	10,132
1,887	First United Corp.(a)	10,303
2,737	Firstbank Corp.	27,096
639	Firstcity Financial Corp.(a)	5,738
885	FNB Corp.	9,399
1,663	FNB United Corp.(a) (b)	24,845
1,570	Fortegra Financial Corp.(a)	12,544
1,087	Fox Chase Bancorp, Inc.	13,935
3,571	Franklin Financial Corp.(a)	54,743
2,766	German American Bancorp, Inc.(b)	50,645
2,423	Gladstone Commercial Corp., REIT	38,380
7,202	Gramercy Capital Corp., REIT(a)	18,365
2,603	GSV Capital Corp.(a) (b)	27,436
4,128	Guaranty Bancorp(a)	7,719
3,381	Hallmark Financial Services(a)	24,073
1,223	Hampden Bancorp, Inc.	16,021
6,454	Hanmi Financial Corp.(a)	60,603
429	Harleysville Savings Financial Corp.(b)	7,653
5,670	Harris & Harris Group, Inc.(a)	20,015
461	Hawthorn Bancshares, Inc.	4,555
5,831	Heritage Commerce Corp.(a)	35,919
3,516	Heritage Financial Corp.	48,697
618	Heritage Financial Group, Inc.	7,589
5,814	Heritage Oaks Bancorp(a)	28,605
4,520	HF Financial Corp.	55,732
1,114	HMN Financial, Inc.(a)	3,465
510	Home Bancorp, Inc.(a)	8,543
2,576	Home Federal Bancorp, Inc.	23,055
1,047	Homeowners Choice, Inc.	14,292
442	HomeStreet, Inc.(a) (b)	14,586
5,072	HopFed Bancorp, Inc.	35,301
3,724	Imperial Holdings, Inc.(a)	15,194
22,805	Independent Bank Corp.(a) (b)	78,677
3,195	Intervest Bancshares Corp., Class A(a)	12,109
253	Investors Title Co.	13,121
833	Kaiser Federal Financial Group, Inc.	11,654
2,386	Life Partners Holdings, Inc.	5,488
2,400	LNB Bancorp, Inc.	14,976
2,695	Macatawa Bank Corp.(a)	9,001
4,104	MainSource Financial Group, Inc.	45,390
1,187	Marlin Business Services Corp.	17,105
2,698	MBT Financial Corp.(a)	7,204
2,302	Medallion Financial Corp.	23,757
2,069	Mercantile Bancorp, Inc.(a)	931
1,681	Mercantile Bank Corp.(a)	24,492
1,096	Merchants Bancshares, Inc.	29,000
2,965	Metro Bancorp, Inc.(a)	33,564
491	MicroFinancial, Inc.	3,928
1,069	Middleburg Financial Corp.	17,104
1,839	MidSouth Bancorp, Inc.	24,238
4,023	Mission West Properties, REIT	33,833
985	Monarch Financial Holdings, Inc.	9,614
588	Monmouth Real Estate Investment Corp., Class A, REIT	5,968
12,927	MPG Office Trust, Inc., REIT(a)	23,010
1,029	MutualFirst Financial, Inc.	10,897
1,609	National Bankshares, Inc.(b)	46,661
839	New England Bancshares, Inc.	10,655
792	New Hampshire Thrift Bancshares, Inc.	10,066
1,607	New Mountain Finance Corp.	22,819
2,933	New York Mortgage Trust, Inc., REIT(b)	19,534
1,203	NewBridge Bancorp(a)	5,137
487	North Valley Bancorp(a)	6,282
419	Northrim BanCorp, Inc.	9,109
491	Norwood Financial Corp.	13,694
3,092	OceanFirst Financial Corp.	43,597
1,332	Old Point Financial Corp.	15,185
4,431	Old Second Bancorp, Inc.(a) (b)	5,849
1,748	OmniAmerican Bancorp, Inc.(a)	34,575
2,929	One Liberty Properties, Inc., REIT	51,931
1,531	Oneida Financial Corp.	15,647
2,410	Oppenheimer Holdings, Inc., Class A	33,788
3,116	Pacific Continental Corp.	28,044
1,495	Pacific Mercantile Bancorp(a)	9,418
2,067	Pacific Premier Bancorp, Inc.(a)	16,329
3,157	Patriot National Bancorp, Inc.(a) (b)	5,746
1,341	Peapack Gladstone Financial Corp.	19,927
1,040	Penns Woods Bancorp, Inc.	39,437
9,820	Penson Worldwide, Inc.(a)	2,946
1,558	Peoples Bancorp, Inc.	29,244
1,069	Peoples Financial Corp.	9,642
1,352	PMC Commercial Trust, REIT	10,640
1,019	Porter Bancorp, Inc.	1,630
1,246	Preferred Apartment Communities, Inc., Class A, REIT	9,208
2,811	Preferred Bank(a)	34,491
280	Primus Guaranty Ltd. (Bermuda)(a)	1,890
4,425	Princeton National Bancorp, Inc.(a)	3,319
1,522	Provident Financial Holdings, Inc.	16,438
1,809	Pulaski Financial Corp.(b)	13,133
3,610	PVF Capital Corp.(a)	6,679
984	QCR Holdings, Inc.	11,798
16,063	Republic First Bancorp, Inc.(a)	31,965
3,225	Riverview Bancorp, Inc.(a)	4,257
1,710	Rurban Financial Corp.(a)	9,935
446	Savannah Bancorp, Inc.(a)	2,248
18,531	Seacoast Banking Corp. of Florida(a)	27,982
1,522	Shore Bancshares, Inc.	8,904
3,046	Sierra Bancorp	27,384
4,462	Southern Community Financial Corp.(a)	12,404
629	Southern National Bancorp of Virginia, Inc.	4,387
2,527	Southwest Bancorp, Inc.(a)	24,158
1,676	Suffolk Bancorp(a)	19,827
2,562	Summit Financial Group, Inc.(a)	13,527
6,445	Summit Hotel Properties, Inc., REIT	51,367
11,986	Sun Bancorp, Inc.(a)	28,047
154	Taylor Capital Group, Inc.(a)	2,292
426	Teche Holding Co.	15,805
2,332	Territorial Bancorp, Inc.	49,975
5,388	Thomas Properties Group, Inc.	25,539
1,439	Timberland Bancorp, Inc.(a)	6,864
3,562	UMH Properties, Inc., REIT	36,083
1,660	United Security Bancshares(a)	3,752
1,575	United Security Bancshares, Inc.(a)	7,938
857	Unity Bancorp, Inc.(a)	5,202
5,713	Universal Insurance Holdings, Inc.	19,996
5,415	US Global Investors, Inc., Class A(b)	27,129
5,397	Virginia Commerce Bancorp, Inc.(a)	44,525
2,766	Walker & Dunlop, Inc.(a)	32,445
3,150	Washington Banking Co.	42,745
1,194	Waterstone Financial, Inc.(a)	4,716
3,498	West Bancorporation, Inc.	32,461
325	West Coast Bancorp(a)	6,110
516	White River Capital, Inc.	11,754
2,902	Whitestone REIT, REIT(b)	37,146
3,628	Yadkin Valley Financial Corp.(a)	10,267
		4,480,340

	Industrial - 10.6%
25,040	Active Power, Inc.(a)	19,784
1,922	ADA-ES, Inc.(a) (b)	50,337
648	Air T, Inc.	5,923
500	Argan, Inc.(a)	6,640
2,870	Arotech Corp.(a)	2,755
877	Art's-Way Manufacturing Co., Inc.	6,516
3,601	Ballantyne Strong, Inc.(a)	23,154
703	Breeze-Eastern Corp.(a)	5,751
34,171	Broadwind Energy, Inc.(a)	10,251
99	CAI International, Inc.(a)	1,835
5,948	Casella Waste Systems, Inc., Class A(a)	30,097
1,685	Ceco Environmental Corp.	11,930
1,386	Chase Corp.	15,925
506	Chicago Rivet & Machine Co.(b)	9,842
2,838	Clean Diesel Technologies, Inc.(a) (b)	6,896
3,236	Coleman Cable, Inc.	27,830
1,232	Core Molding Technologies, Inc.(a)	9,499
1,419	CPI Aerostructures, Inc.(a)	20,661
734	CVD Equipment Corp.(a) (b)	8,735
12,646	DHT Holdings, Inc. (Marshall Islands)	8,587
4,072	Digital Ally, Inc.(a)	2,158
4,219	DRI Corp.(a)	25
274	Eastern Co.	4,743
289	Ecology and Environment, Inc., Class A	3,818
1,114	EDAC Technologies Corp.(a)	13,000
2,579	ENGlobal Corp.(a)	4,642
10,820	Flow International Corp.(a)	31,919
1,555	Fluidigm Corp.(a)	21,646
877	Frequency Electronics, Inc.(a)	6,876
1,755	Frozen Food Express Industries(a)	2,071
1,363	Gencor Industries, Inc.(a)	9,596
2,033	Giga-Tronics, Inc.(a)	2,053
1,318	GSE Holding, Inc.(a) (b)	14,366
2,229	Hardinge, Inc.	20,841
1,214	Heritage-Crystal Clean, Inc.(a) (b)	23,746
3,503	Hudson Technologies, Inc.(a)	13,136
1,038	Hurco Cos., Inc.(a)	22,898
8,668	Identive Group, Inc.(a)	11,008
2,354	IEC Electronics Corp.(a)	14,595
877	Image Sensing Systems, Inc.(a)	4,517
830	Innovative Solutions & Support, Inc.(a)	2,930
2,426	Insignia Systems, Inc.(a)	4,537
3,078	Insteel Industries, Inc.	28,102
3,157	Integrated Electrical Services, Inc.(a) (b)	10,481
3,585	Intellicheck Mobilisa, Inc.(a)	6,130
1,078	IntriCon Corp.(a)	6,738
3,196	Iteris, Inc.(a)	4,251
2,115	Kadant, Inc.(a)	48,011
7,132	Kratos Defense & Security Solutions, Inc.(a)	38,584
3,662	KSW, Inc.	14,245
3,195	LeCroy Corp.(a)	45,337
2,791	Lime Energy Co.(a)	6,754
2,233	LMI Aerospace, Inc.(a)	35,058
4,010	LoJack Corp.(a)	12,872
4,404	LRAD Corp.(a)	5,769
537	LS Starrett Co., Class A	5,869
4,793	LSI Industries, Inc.	29,333
3,236	Lydall, Inc.(a)	40,288
985	Magnetek, Inc.(a)	16,696
2,983	Manitex International, Inc.(a)	24,222
2,176	Meade Instruments Corp.(a)	7,855
2,654	MEMSIC, Inc.(a)	5,971
569	Mesa Laboratories, Inc.	25,463
3,408	Met-Pro Corp.	32,308
1,176	Mfri, Inc.(a)	8,785
868	Mocon, Inc.	13,532
3,385	Nanophase Technologies Corp.(a)	1,354
2,527	NAPCO Security Technologies, Inc.(a)	7,505
3,959	NCI Building Systems, Inc.(a)	38,481
4,128	Nexxus Lighting, Inc.(a)	1,981
3,131	NN, Inc.(a)	24,171
303	Omega Flex, Inc.(a)	3,342
1,421	Orbit International Corp.(a)	5,187
6,020	Orion Energy Systems, Inc.(a)	12,943
1,814	Park-Ohio Holdings Corp.(a)	33,468
2,115	Patrick Industries, Inc.(a)	27,791
6,881	Perma-Fix Environmental Services(a)	7,638
2,495	PMFG, Inc.(a)	19,062
2,888	PowerSecure International, Inc.(a) (b)	11,985
2,599	Pro-DEX, Inc.(a)	5,224
72	Proto Labs, Inc.(a) (b)	2,656
357	Providence and Worcester Railroad Co.	5,091
3,214	Pure Cycle Corp.(a)	7,103
2,766	Rand Logistics, Inc.(a)	20,745
2,409	Research Frontiers, Inc.(a) (b)	8,167
38,825	Satcon Technology Corp.(a)	13,282
419	SIFCO Industries, Inc.	7,957
580	SL Industries, Inc.(a)	7,737
1,205	Sparton Corp.(a)	10,724
2,581	SRS Labs, Inc.(a)	23,358
5,442	Stoneridge, Inc.(a)	38,366
2,608	Superconductor Technologies, Inc.(a)	1,669
564	Sutron Corp.(a)	3,017
1,157	Synalloy Corp.	13,537
3,225	Tii Network Technologies, Inc.(a)	6,676
4,818	TRC Cos., Inc.(a)	29,053
1,209	UFP Technologies, Inc.(a)	19,658
4,556	Ultralife Corp.(a)	19,272
1,359	Universal Power Group, Inc.(a)	2,664
3,983	UQM Technologies, Inc.(a)	4,501
1,708	US Home Systems, Inc.	14,638
801	USA Truck, Inc.(a)	4,646
2,960	Viasystems North America, Inc.	38,450
1,087	Video Display Corp.(a)	4,294
785	VSE Corp.	19,272
1,894	Wells-Gardner Electronics Corp.(a)	3,788
2,645	Westinghouse Solar, Inc.(a)	542
917	Williams Controls, Inc.	10,055
657	Willis Lease Finance Corp.(a)	8,370
1,212	WSI Industries, Inc.	6,181
2,009	XPO Logistics, Inc.(a)	35,881
2,133	YRC Worldwide, Inc.(a) (b)	12,905
		1,595,110

	Technology - 9.2%
3,551	Acorn Energy, Inc.(b)	31,355
4,475	American Software, Inc., Class A	35,621
2,013	Amtech Systems, Inc.(a)	9,099
442	Analysts International Corp.(a)	1,702
590	Astro-Med, Inc.	4,838
1,827	Asure Software, Inc.(a) (b)	8,112
8,872	AuthenTec, Inc.(a)	37,440
20,203	Axcelis Technologies, Inc.(a)	22,425
6,301	AXT, Inc.(a)	24,259
2,378	Bsquare Corp.(a)	6,302
6,734	Callidus Software, Inc.(a)	33,603
2,798	Computer Task Group, Inc.(a)	34,052
1,932	Concurrent Computer Corp.	7,863
1,638	CSP, Inc.	6,961
1,619	Daegis, Inc.(a)	1,749
1,212	Data I/O Corp.(a)	3,612
2,879	Datalink Corp.(a)	28,560
2,755	Dataram Corp.(a)	2,617
803	Datawatch Corp.(a)	10,319
1,446	Digimarc Corp.	35,543
11,241	Dot Hill Systems Corp.(a)	13,826
1,377	Dynamics Research Corp.(a)	8,606
6,834	EasyLink Services International Corp., Class A(a)	49,136
2,645	eMagin Corp.(a)	8,226
3,486	EMCORE Corp.(a)	14,293
2,653	Eon Communications Corp.(a)	3,184
127	EPAM Systems, Inc.(a)	2,222
1,350	Evolving Systems, Inc.	7,452
8,470	FSI International, Inc.(a)	29,476
906	Geeknet, Inc.(a)	16,353
2,490	GigOptix, Inc.(a)	5,752
11,959	Glu Mobile, Inc.(a) (b)	55,251
3,148	GSE Systems, Inc.(a)	7,052
4,834	GSI Technology, Inc.(a)	19,819
2,549	Guidance Software, Inc.(a)	20,902
3,069	Hutchinson Technology, Inc.(a)	6,230
2,446	Icad, Inc.(a)	1,272
3,971	Immersion Corp.(a)	22,277
5,731	Innodata Isogen, Inc.(a)	31,922
4,827	Integrated Silicon Solution, Inc.(a)	45,181
2,996	Intermolecular, Inc.(a) (b)	19,414
2,926	Interphase Corp.(a)	14,337
2,915	inTEST Corp.(a)	9,794
108	j2 Global, Inc.	2,612
2,043	Key Tronic Corp.(a)	19,797
9,152	Majesco Entertainment Co.(a)	18,487
2,158	Market Leader, Inc.(a)	9,711
1,522	Mattersight Corp.(a)	10,669
13,632	Mattson Technology, Inc.(a) (b)	24,129
668	Mediware Information Systems(a)	9,352
7,882	Mindspeed Technologies, Inc.(a)	24,434
4,402	Mitek Systems, Inc.(a) (b)	9,332
8,344	MoSys, Inc.(a)	25,115
179,200	NeoMedia Technologies, Inc.(a)	1,792
4,350	Netlist, Inc.(a)	10,048
25,371	NetSol Technologies, Inc.(a)	12,178
1,977	Official Payments Holdings, Inc.(a)	8,620
3,148	Overland Storage, Inc.(a)	6,800
1,773	PAR Technology Corp.(a)	9,078
4,143	PDF Solutions, Inc.(a)	36,666
3,453	Pervasive Software, Inc.(a)	24,516
3,671	Planar Systems, Inc.(a)	6,791
8,814	PLX Technology, Inc.(a)	55,793
1,863	Qualstar Corp.(a)	3,614
8,390	QuickLogic Corp.(a)	25,002
5,044	RadiSys Corp.(a)	29,457
2,589	Rainmaker Systems, Inc.(a)	1,786
10,142	Ramtron International Corp.(a)	19,574
3,625	Richardson Electronics Ltd.	41,869
1,968	Rimage Corp.	15,114
1,390	Scientific Learning Corp.(a)	1,807
2,527	Simulations Plus, Inc.	10,007
2,069	SmartPros Ltd.	3,703
5,208	Smith Micro Software, Inc.(a)	8,385
4,146	Streamline Health Solutions, Inc.(a)	9,080
17,302	THQ, Inc.(a)	11,419
629	Transact Technologies, Inc.(a)	4,705
7,033	Transwitch Corp.(a)	11,815
5,234	Ultra Clean Holdings(a)	31,195
9,483	USA Technologies, Inc.(a)	13,466
1,087	Versant Corp.(a)	10,544
4,882	Vitesse Semiconductor Corp.(a)	11,082
21,550	Wave Systems Corp., Class A(a) (b)	21,550
740	Wayside Technology Group, Inc.	9,775
4,054	Wireless Ronin Technologies, Inc.(a)	3,081
4,755	Wizzard Software Corp.(a)	10,794
1,674	XATA Corp.(a)	1,306
		1,394,059

	Utilities - 0.9%
1,513	Artesian Resources Corp., Class A	28,233
1,372	Delta Natural Gas Co., Inc.	26,137
1,277	Gas Natural, Inc.	13,319
896	RGC Resources, Inc.	15,554
22,890	US Geothermal, Inc.(a)	9,041
2,929	York Water Co.	49,852
		142,136

	Total Common Stocks - 99.7%
	(Cost $17,338,957)	15,055,865

	Rights - 0.0%*
9,875	Cosi, Inc.(e)	1,975
	(Cost $0)

	Exchange Traded Fund - 0.2%
600	iShares Russell Microcap Index Fund	28,320
	(Cost $28,293)

	Warrants - 0.0%*
314	Photomedex, Inc., 12/13/2014(a) (e)	761
1,850	FieldPoint Petroleum Corp., 03/23/2017(a)	1,518
	(Cost $3,296)	2,279

	Total Long-Term Investments - 99.9%
	(Cost $17,370,546)	15,088,439

	Investments of Collateral for Securities Loaned - 8.1%
1,221,298	BNY Mellon Securities Lending Overnight Fund, 0.218%(c) (d)	1,221,298
	(Cost $1,221,298)

	Total Investments - 108.0%
	(Cost $18,591,844)	16,309,737
	Liabilities in excess of Other Assets - (8.0%)	(1,201,694)
	Net Assets - 100.0%	$ 15,108,043

*Less than 0.1%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2012.
(c)	At May 31, 2012, the total market value of the Fund's securities on loan was $1,163,775 and the total market value of the collateral held by the Fund was $1,221,298.
(d)	Interest rate shown reflects yield as of May 31, 2012.
(e)	Security is valued in accordance with Fair Value procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $2,736, which represents less than 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation**
United States	99.4%
Canada	0.2%
Bermuda	0.3%
Israel	0.1%
Marshall Islands	0.0%*
** Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 29, 2012.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$18,660,166	$1,395,708	$(3,746,137)	$(2,350,429)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of May 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:	$15,056	$-	$-	$15,056
Rights	-	2	-	2
Exchange Traded Fund	29	-	-	29
Warrants	-	2	-	2
Investments of Collateral for Securities Loaned	1,221	-	-	1,221
Total	$16,306	$4	$-	$16,310

During the nine months ended May 31, 2012, there were no transfers between levels.

The following table presents the activity of the Wilshire Micro-Cap ETF's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended May 31, 2012.

Level 3 Holdings	Common Stocks	Rights
Beginning Balance at 8/31/11	$ - †	-†
Net Realized Gain/Loss	(43)	-
Change in Unrealized Gain/Loss	38	-
Purchases	-	-
Sales	5	-
Transfers In	-	-
Transfers Out	-	-
Ending Balance at 5/31/12	$ -	-

† Market value is less than the minimum figure disclosed.

WREI Wilshire US REIT ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.8%
	Financial - 99.8%
1,156	Acadia Realty Trust, REIT	$ 25,860
73	Alexander's, Inc., REIT	28,553
1,590	Alexandria Real Estate Equities, Inc., REIT	108,851
911	American Assets Trust, Inc., REIT	20,580
2,012	American Campus Communities, Inc., REIT	88,327
3,270	Apartment Investment & Management Co., Class A, REIT	88,519
1,824	Ashford Hospitality Trust, Inc., REIT	15,595
1,137	Associated Estates Realty Corp., REIT	17,976
2,569	AvalonBay Communities, Inc., REIT	359,018
4,162	BioMed Realty Trust, Inc., REIT	75,124
4,002	Boston Properties, Inc., REIT	411,926
3,789	Brandywine Realty Trust, REIT	42,550
2,044	BRE Properties, Inc., REIT	100,626
2,127	Camden Property Trust, REIT	138,489
824	Campus Crest Communities, Inc., REIT	8,883
3,792	CBL & Associates Properties, Inc., REIT	66,208
1,467	Cedar Shopping Centers, Inc., REIT	7,042
643	Chesapeake Lodging Trust, REIT	11,606
2,371	Colonial Properties Trust, REIT	50,289
2,259	CommonWealth REIT, REIT	39,871
560	Coresite Realty Corp., REIT	13,356
1,893	Corporate Office Properties Trust, REIT	41,665
2,576	Cousins Properties, Inc., REIT	18,650
3,314	CubeSmart, REIT	37,481
6,647	DCT Industrial Trust, Inc., REIT	38,686
5,986	DDR Corp., REIT	83,146
4,503	DiamondRock Hospitality Co., REIT	44,760
2,892	Digital Realty Trust, Inc., REIT	204,667
3,466	Douglas Emmett, Inc., REIT	74,172
6,991	Duke Realty Corp., REIT	96,755
1,691	DuPont Fabros Technology, Inc., REIT	43,104
748	EastGroup Properties, Inc., REIT	37,078
2,438	Education Realty Trust, Inc., REIT	26,867
1,114	Equity Lifestyle Properties, Inc., REIT	73,368
1,703	Equity One, Inc., REIT	33,822
8,103	Equity Residential, REIT	495,093
939	Essex Property Trust, Inc., REIT	141,282
2,550	Extra Space Storage, Inc., REIT	72,318
1,718	Federal Realty Investment Trust, REIT	168,845
3,328	FelCor Lodging Trust, Inc., REIT(a)	13,811
2,205	First Industrial Realty Trust, Inc., REIT(a)	26,306
1,379	First Potomac Realty Trust, REIT	16,548
2,068	Franklin Street Properties Corp., REIT	20,184
11,133	General Growth Properties, Inc., REIT	186,478
3,651	Glimcher Realty Trust, REIT	33,589
1,003	Government Properties Income Trust, REIT	21,454
11,052	HCP, Inc., REIT	451,364
5,675	Health Care REIT, Inc., REIT	314,792
2,090	Healthcare Realty Trust, Inc., REIT	45,729
4,923	Hersha Hospitality Trust, REIT	26,240
1,902	Highwoods Properties, Inc., REIT	61,359
1,305	Home Properties, Inc., REIT	78,222
3,333	Hospitality Properties Trust, REIT	78,359
19,094	Host Hotels & Resorts, Inc., REIT	291,374
1,030	Hudson Pacific Properties, Inc., REIT	16,501
2,397	Inland Real Estate Corp., REIT	19,703
2,201	Investors Real Estate Trust, REIT	15,649
1,826	Kilroy Realty Corp., REIT	83,832
10,324	Kimco Realty Corp., REIT	185,316
1,701	Kite Realty Group Trust, REIT	8,063
2,311	LaSalle Hotel Properties, REIT	63,737
3,146	Liberty Property Trust, REIT	109,072
3,562	Macerich Co., REIT	203,212
2,368	Mack-Cali Realty Corp., REIT	64,504
1,098	MID-America Apartment Communities, Inc., REIT	73,994
1,010	Monmouth Real Estate Investment Corp., Class A, REIT	10,252
608	National Health Investors, Inc., REIT	29,348
603	Parkway Properties, Inc., REIT	6,356
1,298	Pebblebrook Hotel Trust, REIT	28,491
1,493	Pennsylvania Real Estate Investment Trust, REIT	18,931
4,659	Piedmont Office Realty Trust, Inc., Class A, REIT	76,920
1,437	Post Properties, Inc., REIT	69,565
12,386	ProLogis, Inc., REIT	396,104
498	PS Business Parks, Inc., REIT	32,813
3,975	Public Storage, REIT	530,543
1,238	Ramco-Gershenson Properties Trust, REIT	14,745
2,427	Regency Centers Corp., REIT	106,327
2,431	RLJ Lodging Trust, REIT	42,859
814	Rouse Properties, Inc., REIT(b)	10,411
948	Sabra Health Care REIT, Inc., REIT	13,632
396	Saul Centers, Inc., REIT	15,903
4,389	Senior Housing Properties Trust, REIT	90,633
8,035	Simon Property Group, Inc., REIT	1,185,323
2,331	SL Green Realty Corp., REIT	174,848
778	Sovran Self Storage, Inc., REIT	38,394
5,455	Strategic Hotels & Resorts, Inc., REIT(a)	33,985
751	Summit Hotel Properties, Inc., REIT	5,985
667	Sun Communities, Inc., REIT	27,487
3,181	Sunstone Hotel Investors, Inc., REIT(a)	31,842
2,450	Tanger Factory Outlet Centers, REIT	75,975
1,473	Taubman Centers, Inc., REIT	107,529
6,027	UDR, Inc., REIT	156,099
319	Universal Health Realty Income Trust, REIT	12,329
810	Urstadt Biddle Properties, Inc., Class A, REIT	14,418
7,797	Ventas, Inc., REIT	458,620
4,995	Vornado Realty Trust, REIT	409,190
1,788	Washington Real Estate Investment Trust, REIT	50,314
3,261	Weingarten Realty Investors, REIT	83,416
	(Cost $9,538,009)	10,319,987

	Exchange Traded Fund - 0.2%
380	Vanguard REIT ETF	23,758
	(Cost $24,014)

	Total Long-Term Investments - 100.0%
	(Cost $9,562,023)	10,343,745

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 0.1%
10,049	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	10,049
	(Cost $10,049)

	Total Investments - 100.1%
	(Cost $9,572,072)	10,353,794
	Liabilities in excess of Other Assets - (0.1%)	(6,527)
	Net Assets - 100.0%	$ 10,347,267

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2012.
(c)	At May 31, 2012, the total market value of the Fund's securities on loan was $9,709 and the total market value of the collateral held by the Fund was $10,049.
(d)	Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Country Allocation*
United States	100.0%
* Subject to change daily. Based on Long-Term Investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$9,501,542	$1,062,250	$(209,998)	$852,252

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$10,320	$-	$-	$10,320
Exchange Traded Fund	24	-	-	24
Investments of Collateral for Securities Loaned	10	-	-	10
Total	$10,354	$-	$-	$10,354

During the nine months ended May 31, 2012, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald Cacciapaglia
Donald Cacciapaglia
Chief Executive Officer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald Cacciapaglia
Donald Cacciapaglia
Chief Executive Officer

Date:	July 30, 2012

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 30, 2012